Schedule of Investments (unaudited)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Class-A1, 0.90%, 11/15/26	$5,000	$4,919,711
Series 2018-2, Class A, 3.01%, 10/15/25	3,000	3,068,468
AmeriCredit Automobile Receivables Trust Series 2021-1,
Class A3, 0.37%, 08/18/25 (Call 02/18/24)	2,290	2,279,014
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%,
09/15/26	3,510	3,438,454
BMW Vehicle Lease Trust Class-A3, 1.10%, 03/25/25	3,350	3,335,904
Capital One Multi-Asset Execution Trust Series 2021-A1,
Class A1, 0.55%, 07/15/26	2,000	1,955,975
CarMax Auto Owner Trust Series 2021-4, Class A3,
0.56%, 09/15/26 (Call 10/15/25)	2,250	2,211,866
Drive Auto Receivables Trust Series 2018-2, Class D,
4.14%, 08/15/24 (Call 08/15/22)	909	916,531
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class A4, 2.65%, 02/16/24
(Call 11/16/22)	373	374,573
Series 2020-2, Class A3, 1.49%, 12/16/24
(Call 08/16/23)	1,454	1,460,313
Honda Auto Receivables Owner Trust
Series 2019-2, Class A4, 2.54%, 03/21/25
(Call 10/21/22)	2,375	2,403,489
Series 2020-2, Class A4, 1.09%, 10/15/26
(Call 08/15/23)	2,750	2,740,720
Nissan Auto Lease Trust Series 2020-A, Class A4, 1.88%,
04/15/25 (Call 10/15/22)	1,870	1,879,320
Santander Drive Auto Receivables Trust Series 2021-3,
Class C, 0.95%, 09/15/27 (Call 07/15/24)	1,370	1,352,159
Toyota Auto Receivables Owner Trust Series 2021-B,
Class A4, 0.53%, 10/15/26 (Call 12/15/24)	750	729,751
Verizon Master Trust Series 2021-1, Class A, 0.50%,
05/20/27 (Call 05/20/24)	2,870	2,809,112
World Omni Select Auto Trust Series 2020-A, Class A3,
0.55%, 07/15/25 (Call 08/15/23)	430	429,412

Total Asset-Backed Securities — 0.6%
(Cost: $36,688,535)		36,304,772

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.5%
Benchmark Mortgage Trust
Series 2018-B21, Class A2, 1.74%, 12/17/53
(Call 12/15/25)	1,000	982,509
Series 2018-B4, Class A2, 3.98%, 07/15/51	3,048	3,139,571
CD Mortgage Trust, Series 2016-CD2, Class A3, 3.25%,
11/10/49 (Call 10/10/26)	946	980,273
COMM Mortgage Trust
Class-A4, 3.09%, 10/10/49 (Call 08/10/26)	5,440	5,618,456
Series 2012-CR1, Class A3, 3.39%, 05/15/45
(Call 04/15/22)	303	302,525
Series 2013-CR12, Class A4, 4.05%, 10/10/46
(Call 10/10/23)	2,000	2,064,650
Series 2013-CR8, Class A5, 3.61%, 06/10/46
(Call 05/10/23)(a)	5,366	5,480,068
Series 2013-CR9, Class A4, 4.25%, 07/10/45(a)	2,000	2,056,852
Series 2014-CR20, Class A3, 3.33%, 11/10/47
(Call 09/10/24)	3,620	3,680,473
Series 2014-CR20, Class A4, 3.59%, 11/10/47
(Call 10/10/24)	4,200	4,358,258

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-CR25, Class A4, 3.76%, 08/10/48
(Call 08/10/25)	$2,650	$2,795,969
Series 2015-CR27, Class A4, 3.61%, 10/10/48
(Call 09/10/25)	1,335	1,398,844
Series 2015-LC21, Class A4, 3.71%, 07/10/48
(Call 05/10/25)	1,560	1,634,135
Series 2015-PC1, Class A5, 3.90%, 07/10/50
(Call 05/10/25)	4,000	4,208,245
Federal National Mortgage Association, Series 2019-M25,
Class A1, 2.14%, 11/25/29	1,411	1,427,164
Freddie Mac Multifamily Structured Pass Through
Certificates, Series K042, Class A2, 2.67%, 12/25/24
(Call 12/25/24)	5,000	5,118,982
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47	1,019	1,041,799
Series 2014-GC24, Class A4, 3.67%, 09/10/47
(Call 08/10/24)	1,944	1,995,917
Series 2014-GC24, Class A5, 3.93%, 09/10/47
(Call 08/10/24)	4,000	4,181,807
Series 2017-GS7, Class AAB, 3.20%, 08/10/50
(Call 03/10/27)	4,000	4,136,502
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.17%, 12/15/46	2,831	2,940,849
Series 2014-C20, Class A5, 3.80%, 07/15/47
(Call 05/15/24)	150	155,665
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47
(Call 02/15/24)	225	234,144
Series 2014-C22, Class A4, 3.80%, 09/15/47
(Call 08/15/24)	3,000	3,128,200
Series 2015-C27, Class AS, 3.02%, 02/15/48
(Call 11/15/24)	1,278	1,302,844
Series 2015-C29, Class A4, 3.61%, 05/15/48
(Call 04/15/25)	2,000	2,083,233
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.07%, 07/15/46
(Call 06/15/23)(a)	3,000	3,079,465
Series 2013-C10, Class AS, 4.07%, 07/15/46
(Call 06/15/23)(a)	1,000	1,025,917
Series 2013-C11, Class A4, 4.15%, 08/15/46
(Call 07/15/23)(a)	1,000	1,021,883
Series 2013-C7, Class A3, 2.66%, 02/15/46
(Call 11/15/22)	1,342	1,349,149
Series 2014-C17, Class A4, 3.44%, 08/15/47
(Call 02/15/24)	2,405	2,426,231
Series 2014-C18, Class ASB, 3.62%, 10/15/47	820	838,393
Series 2015-C22, Class A4, 3.31%, 04/15/48
(Call 04/15/25)	250	257,966
Series 2016-C31, Class A5, 3.10%, 11/15/49
(Call 10/15/26)	1,000	1,035,051
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS,
3.49%, 11/15/52 (Call 11/15/29)	970	1,016,962
SG Commercial Mortgage Securities Trust, Series
2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	1,039	1,058,711
UBS Commercial Mortgage Trust, Series 2018-C14,
Class ASB, 4.39%, 12/15/51 (Call 07/15/28)	3,890	4,221,366
UBS-Barclays Commercial Mortgage Trust, Series
2013-C5, Class A4, 3.18%, 03/10/46 (Call 01/10/23)	800	808,679

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47
(Call 10/15/24)	$861	$878,970
Series 2016-C35, Class A4, 2.93%, 07/15/48
(Call 06/15/26)	1,000	1,025,468
Series 2016-NXS5, Class A6, 3.64%, 01/15/59
(Call 01/15/26)	5,000	5,269,422
WFRBS Commercial Mortgage Trust, Series 2012-C10,
Class A3, 2.88%, 12/15/45 (Call 12/15/22)	3,000	3,024,452
		94,786,019
Total Collaterized Mortgage Obligations — 1.5%
(Cost: $97,345,264)		94,786,019

Corporate Bonds & Notes

Advertising — 0.0%
Clear Channel International BV, 6.63%, 08/01/25
(Call 02/11/22)(b)	200	206,444
National CineMedia LLC, 5.75%, 08/15/26 (Call 03/03/22)	50	35,500
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	283	297,852
3.65%, 11/01/24 (Call 08/01/24)	900	939,699
Outfront Media Capital LLC/Outfront Media Capital Corp.,
6.25%, 06/15/25 (Call 06/15/22)(b)	220	228,840
Summer BC Bidco B LLC, 5.50%, 10/31/26
(Call 07/15/23)(b)	225	220,639
WPP Finance 2010, 3.75%, 09/19/24	398	416,352
		2,345,326
Aerospace & Defense — 0.6%
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)	326	341,022
3.85%, 12/15/25 (Call 09/15/25)(b)	755	796,925
Boeing Co. (The)
1.43%, 02/04/24 (Call 03/03/22)	1,329	1,317,278
1.88%, 06/15/23 (Call 04/15/23)	515	516,365
1.95%, 02/01/24	1,229	1,234,334
2.20%, 02/04/26 (Call 02/04/23)	2,175	2,139,004
2.25%, 06/15/26 (Call 03/15/26)	220	217,246
2.60%, 10/30/25 (Call 07/30/25)	25	25,228
2.75%, 02/01/26 (Call 01/01/26)	1,275	1,293,092
2.80%, 03/01/23 (Call 02/01/23)	170	172,361
2.80%, 03/01/24 (Call 02/01/24)	560	569,794
2.85%, 10/30/24 (Call 07/30/24)	61	62,221
4.51%, 05/01/23 (Call 04/01/23)	1,463	1,512,640
4.88%, 05/01/25 (Call 04/01/25)	1,813	1,952,746
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23)(b)	655	665,677
7.50%, 12/01/24 (Call 03/03/22)(b)	675	698,672
7.50%, 03/15/25 (Call 03/03/22)(b)	800	809,816
Embraer Netherlands Finance BV, 5.05%, 06/15/25	800	821,640
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%,
08/15/26 (Call 08/15/22)(b)	225	221,551
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	105	101,741
1.88%, 08/15/23 (Call 06/15/23)	360	363,053
2.38%, 11/15/24 (Call 09/15/24)	220	224,237
3.25%, 04/01/25 (Call 03/01/25)	1,380	1,438,512
3.38%, 05/15/23 (Call 04/15/23)	675	693,036
3.50%, 05/15/25 (Call 03/15/25)	229	240,562
Security	Par (000)	Value

Aerospace & Defense (continued)
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	$155	$164,863
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	645	674,741
6.88%, 05/01/25 (Call 04/01/25)	495	547,524
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	109	114,841
3.85%, 06/15/23 (Call 05/15/23)	932	959,326
3.95%, 05/28/24 (Call 02/28/24)	407	424,379
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	498	514,120
3.55%, 01/15/26 (Call 10/15/25)	1,080	1,145,448
Maxar Space Robotics LLC., 9.75%, 12/31/23
(Call 03/03/22)(b)	240	257,693
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	1,246	1,281,822
3.25%, 08/01/23	319	327,677
Raytheon Technologies Corp.
3.20%, 03/15/24 (Call 01/15/24)	843	869,099
3.70%, 12/15/23 (Call 09/15/23)	192	198,816
3.95%, 08/16/25 (Call 06/16/25)	1,005	1,070,657
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	500	491,230
Spirit AeroSystems Inc.
3.95%, 06/15/23 (Call 05/15/23)	155	156,531
5.50%, 01/15/25 (Call 10/15/22)(b)	280	287,720
7.50%, 04/15/25 (Call 04/15/22)(b)	650	674,674
ST Engineering RHQ Ltd., 1.50%, 04/29/25
(Call 01/29/25)(c)	600	591,954
Teledyne Technologies Inc.
0.65%, 04/01/23	165	163,419
0.95%, 04/01/24 (Call 04/01/22)	250	245,310
1.60%, 04/01/26 (Call 03/01/26)	160	155,533
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(b)	2,300	2,378,499
6.38%, 06/15/26 (Call 03/03/22)	510	518,277
8.00%, 12/15/25 (Call 04/08/22)(b)	575	601,755
TransDigm UK Holdings PLC, 6.88%, 05/15/26
(Call 03/03/22)	250	259,083
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/03/22)(b)	280	278,914
7.75%, 08/15/25 (Call 03/03/22)	325	322,501
8.88%, 06/01/24 (Call 02/01/23)(b)	293	313,249
		34,418,408
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,163	1,172,304
4.40%, 02/14/26 (Call 12/14/25)	370	398,882
Archer-Daniels-Midland Co., Class C, 2.50%, 08/11/26
(Call 05/11/26)	100	102,253
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	856	870,758
3.22%, 08/15/24 (Call 06/15/24)	1,259	1,291,646
3.22%, 09/06/26 (Call 07/06/26)	180	183,247
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	2,390	2,305,275
3.95%, 06/15/25(b)	274	287,374
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	447	438,753
4.35%, 03/15/24 (Call 02/15/24)	616	646,172
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)	510	499,469

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
0.75%, 02/02/26 (Call 01/02/26)(b)	$1,880	$1,795,268
1.38%, 07/23/23(b)	1,436	1,438,441
3.25%, 03/01/23(b)	106	108,381
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	485,711
3.50%, 02/11/23 (Call 11/11/22)(b)	300	304,737
3.50%, 07/26/26 (Call 05/26/26)(b)	500	516,205
4.25%, 07/21/25 (Call 04/21/25)(b)	540	570,170
MHP Lux SA, 6.95%, 04/03/26(c)	200	177,112
MHP SE, 7.75%, 05/10/24(c)	400	362,624
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	375	355,995
1.13%, 05/01/23	446	445,871
1.50%, 05/01/25 (Call 04/01/25)	757	747,575
2.13%, 05/10/23 (Call 03/10/23)	453	457,249
2.63%, 03/06/23	137	139,163
2.75%, 02/25/26 (Call 11/25/25)	595	609,756
2.88%, 05/01/24 (Call 04/01/24)	772	792,474
3.25%, 11/10/24	667	694,200
3.38%, 08/11/25 (Call 05/11/25)	212	221,667
3.60%, 11/15/23	235	243,939
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,341	1,422,452
4.85%, 09/15/23	320	336,115
Turning Point Brands Inc., 5.63%, 02/15/26
(Call 02/15/23)(b)	130	129,386
Vector Group Ltd., 10.50%, 11/01/26 (Call 03/03/22)(b)	310	318,327
Viterra Finance BV, 2.00%, 04/21/26 (Call 03/21/26)(b)	615	600,535
		21,469,486
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	640	624,813
Air Canada Pass Through Trust, Series 2020-1, Class C,
10.50%, 07/15/26(b)(d)	200	244,000
Allegiant Travel Co., 8.50%, 02/05/24 (Call 08/05/23)(b)	75	79,238
American Airlines Group Inc., 3.75%, 03/01/25(b)(d)	375	347,865
American Airlines Inc., 11.75%, 07/15/25(b)	1,345	1,629,925
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%,
04/20/26(b)	1,815	1,857,907
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	125	120,433
Series 2013-2, Class A, 4.95%, 01/15/23	223	225,194
Series 2014-1, Class A, 3.70%, 04/01/28	175	174,173
Azul Investments LLP
7.25%, 06/15/26(c)	200	181,342
7.25%, 06/15/26 (Call 06/15/24)(b)	200	181,342
British Airways Pass Through Trust, Series 2013-1,
Class A, 4.63%, 12/20/25(b)	75	77,431
Continental Airlines 2012-2 Class A Pass Through Trust,
Series 2012-2 A, Class A, 4.00%, 04/29/26	51	52,544
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	490	484,654
3.63%, 03/15/22 (Call 02/15/22)	200	200,026
3.80%, 04/19/23 (Call 03/19/23)	344	347,443
7.00%, 05/01/25(b)	1,594	1,783,399
7.38%, 01/15/26 (Call 12/15/25)	635	723,062
Delta Air Lines Inc. Pass Through Trust, Series 2019-1,
Class AA, 3.20%, 10/25/25	130	133,103
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	1,492	1,546,324
Gol Finance SA, 7.00%, 01/31/25(c)	650	563,205
Security	Par (000)	Value

Airlines (continued)
Hawaiian Airlines Pass Through Certificates, Series
2013-1, Class A, 3.90%, 07/15/27(d)	$140	$135,695
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles
Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	625	638,956
Southwest Airlines Co.
4.75%, 05/04/23	720	747,792
5.25%, 05/04/25 (Call 04/04/25)	1,057	1,154,202
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%,
09/20/25 (Call 09/20/23)(b)	273	295,744
U.S. Airways Pass Through Trust, Series 2013-1, Class A,
3.95%, 05/15/27	168	166,549
United Airlines Holdings Inc.
4.88%, 01/15/25	235	236,147
5.00%, 02/01/24(d)	160	162,566
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	1,075	1,067,410
United Airlines Pass Through Trust
Series 16-2, Class B, 3.65%, 04/07/27	102	100,396
Series 2012-1 A, Class A, 4.15%, 10/11/25	146	149,858
Series 2013-1, Class A, 4.30%, 02/15/27	343	356,718
Series 2014-1, Class A, 4.00%, 10/11/27	244	253,793
Series 2016-1, Class B, 3.65%, 07/07/27(d)	95	93,602
Series 2018-1, Class B, 4.60%, 09/01/27	91	90,906
Series 2020-1, Class B, 4.88%, 07/15/27	216	221,741
		17,449,498
Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	485	497,819
4.88%, 05/15/26 (Call 02/15/26)(b)	485	504,065
Michael Kors USA Inc., 4.50%, 11/01/24 (Call 09/01/24)(b)	305	314,717
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)	598	611,198
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	738	790,177
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	93	98,465
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	325	319,527
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	463	469,982
William Carter Co. (The), 5.50%, 05/15/25
(Call 05/15/22)(b)	260	269,318
		3,875,268
Auto Manufacturers — 1.3%
American Honda Finance Corp.
0.35%, 04/20/23	100	98,945
0.65%, 09/08/23	185	183,054
0.75%, 08/09/24	150	146,687
0.88%, 07/07/23	460	457,415
1.00%, 09/10/25	70	67,717
1.20%, 07/08/25	271	264,594
1.30%, 09/09/26	335	324,357
1.50%, 01/13/25	1,000	991,810
1.95%, 05/10/23	974	982,785
2.15%, 09/10/24	515	521,211
2.40%, 06/27/24	529	538,474
2.90%, 02/16/24	147	150,837
3.45%, 07/14/23	515	530,749
3.55%, 01/12/24	832	864,822
3.63%, 10/10/23	401	416,062
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25
(Call 11/01/24)(b)	650	694,720
Baic Finance Investment Co. Ltd., 2.00%, 03/16/24(c)	200	197,790
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)	525	533,389

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	$232	$226,803
0.80%, 04/01/24(b)	480	472,018
1.25%, 08/12/26 (Call 07/12/26)(b)	305	294,413
2.25%, 09/15/23 (Call 07/15/23)(b)	225	227,824
3.15%, 04/18/24 (Call 03/18/24)(b)	540	556,324
3.45%, 04/12/23 (Call 03/12/23)(b)	452	462,730
3.80%, 04/06/23(b)	408	419,954
3.90%, 04/09/25 (Call 03/09/25)(b)	1,114	1,180,294
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	245	235,545
3.65%, 10/01/23 (Call 07/01/23)	613	634,283
Daimler Finance North America LLC
0.75%, 03/01/24(b)	75	73,614
1.45%, 03/02/26(b)	260	253,196
1.75%, 03/10/23(b)	75	75,364
2.13%, 03/10/25(b)	795	797,401
2.70%, 06/14/24(b)	304	310,791
3.30%, 05/19/25(b)	310	322,583
3.50%, 08/03/25(b)	135	141,292
3.65%, 02/22/24(b)	480	499,195
3.70%, 05/04/23(b)	405	417,328
Daimler Trucks Finance North America LLC, 1.63%,
12/13/24(b)	150	148,446
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	800	829,608
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	925	907,249
2.70%, 08/10/26 (Call 07/10/26)	815	789,743
3.10%, 05/04/23	440	443,362
3.37%, 11/17/23	495	498,767
3.38%, 11/13/25 (Call 10/13/25)	1,180	1,181,050
3.66%, 09/08/24	515	520,408
3.81%, 01/09/24 (Call 11/09/23)	500	506,645
4.06%, 11/01/24 (Call 10/01/24)	930	948,386
4.13%, 08/04/25	800	819,352
4.14%, 02/15/23 (Call 01/15/23)	465	471,770
4.27%, 01/09/27 (Call 11/09/26)	475	489,336
4.38%, 08/06/23	475	485,236
4.39%, 01/08/26	600	620,844
4.54%, 08/01/26 (Call 06/01/26)	380	395,120
4.69%, 06/09/25 (Call 04/09/25)	450	468,333
5.13%, 06/16/25 (Call 05/16/25)	885	930,746
5.58%, 03/18/24 (Call 02/18/24)	740	773,907
Geely Automobile Holdings Ltd., 4.00%,
(Call 12/09/24)(a)(c)(e)	200	203,522
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(c)	200	197,862
General Motors Co.
4.88%, 10/02/23	379	398,352
5.40%, 10/02/23	867	918,985
6.13%, 10/01/25 (Call 09/01/25)	569	641,519
General Motors Financial Co. Inc.
1.05%, 03/08/24	390	383,604
1.20%, 10/15/24	605	591,775
1.25%, 01/08/26 (Call 12/08/25)	639	611,370
1.50%, 06/10/26 (Call 05/10/26)	1,280	1,228,096
1.70%, 08/18/23	168	168,060
2.35%, 02/26/27 (Call 01/26/27)	1,000	982,050
2.75%, 06/20/25 (Call 05/20/25)	2,190	2,218,032
2.90%, 02/26/25 (Call 01/26/25)	798	813,034
3.50%, 11/07/24 (Call 09/07/24)	597	618,689
Security	Par (000)	Value

Auto Manufacturers (continued)
3.70%, 05/09/23 (Call 03/09/23)	$774	$792,266
3.95%, 04/13/24 (Call 02/13/24)	763	794,222
4.00%, 01/15/25 (Call 10/15/24)	535	560,824
4.15%, 06/19/23 (Call 05/19/23)	871	898,855
4.25%, 05/15/23	402	415,471
4.30%, 07/13/25 (Call 04/13/25)	170	179,906
4.35%, 04/09/25 (Call 02/09/25)	261	276,253
5.10%, 01/17/24 (Call 12/17/23)	939	995,425
5.25%, 03/01/26 (Call 12/01/25)	355	390,163
Harley-Davidson Financial Services Inc.
3.35%, 02/15/23 (Call 01/15/23)(b)	185	188,323
3.35%, 06/08/25 (Call 05/08/25)(b)	667	685,916
Hyundai Assan Otomotiv Co., 1.63%, 07/12/26(c)	200	192,436
Hyundai Capital America
0.80%, 04/03/23(b)	50	49,563
0.80%, 01/08/24(b)	1,217	1,190,859
0.88%, 06/14/24(b)	540	525,749
1.00%, 09/17/24(b)	300	291,696
1.25%, 09/18/23(b)	1,627	1,614,033
1.30%, 01/08/26 (Call 12/08/25)(b)	1,185	1,134,886
1.50%, 06/15/26 (Call 05/15/26)(b)	1,430	1,371,656
1.65%, 09/17/26 (Call 08/17/26)(b)	500	480,930
1.80%, 10/15/25 (Call 09/15/25)(b)	920	901,913
2.38%, 02/10/23(b)	214	215,787
2.65%, 02/10/25 (Call 01/10/25)(b)	495	500,722
3.40%, 06/20/24(c)	450	464,121
4.13%, 06/08/23(c)	300	309,435
4.30%, 02/01/24(c)	225	235,265
5.88%, 04/07/25 (Call 03/07/25)(b)	989	1,094,576
Hyundai Capital Services Inc.
1.25%, 02/08/26(c)	200	191,648
3.75%, 03/05/23(c)	250	255,805
Hyundai Motor Manu Indo Co., 1.75%, 05/06/26(c)	400	387,968
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (Call 03/03/22)(b)	150	150,212
7.75%, 10/15/25 (Call 10/15/22)(b)	410	432,849
Kia Corp.
1.00%, 04/16/24(c)	400	393,348
3.00%, 04/25/23(c)	200	203,748
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	445	432,068
1.85%, 09/16/26 (Call 08/16/26)(b)	600	573,906
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	225	220,048
2.00%, 03/09/26 (Call 02/09/26)(b)	20	19,338
3.45%, 03/15/23(b)	110	112,033
3.88%, 09/21/23(b)	676	696,706
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	755	767,684
3.52%, 09/17/25 (Call 08/17/25)(b)	1,210	1,248,224
PACCAR Financial Corp.
0.35%, 08/11/23	77	75,482
0.35%, 02/02/24	14	13,702
0.50%, 08/09/24	290	282,214
0.80%, 06/08/23	68	67,588
0.90%, 11/08/24	175	171,740
1.10%, 05/11/26	195	189,053
1.80%, 02/06/25	206	206,274
1.90%, 02/07/23	83	83,743
2.00%, 02/04/27	1,100	1,098,647

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.15%, 08/15/24	$385	$390,163
2.65%, 04/06/23	79	80,379
3.40%, 08/09/23	113	116,478
Stellantis Finance U.S. Inc., 2.69%, 09/15/31
(Call 06/15/31)(b)	950	900,324
Stellantis NV, 5.25%, 04/15/23	575	599,299
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,120	1,100,893
1.34%, 03/25/26 (Call 02/25/26)	2,097	2,047,720
2.36%, 07/02/24	336	342,095
3.42%, 07/20/23	239	246,593
Toyota Motor Credit Corp.
0.50%, 08/14/23	315	311,607
0.50%, 06/18/24	505	492,809
0.63%, 09/13/24	800	779,200
0.80%, 01/09/26	15	14,375
1.13%, 06/18/26	1,055	1,021,092
1.35%, 08/25/23	1,600	1,602,320
1.45%, 01/13/25	1,000	992,510
1.80%, 02/13/25	353	353,364
1.90%, 01/13/27	1,000	993,510
2.00%, 10/07/24	435	438,985
2.25%, 10/18/23	193	196,028
2.90%, 03/30/23	2,095	2,138,387
2.90%, 04/17/24	233	239,692
3.00%, 04/01/25	185	191,566
3.35%, 01/08/24	231	239,392
3.40%, 04/14/25	38	39,821
3.45%, 09/20/23	744	769,527
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	1,000	985,530
1.25%, 11/24/25 (Call 10/24/25)(b)	1,760	1,697,520
2.85%, 09/26/24(b)	220	225,124
3.35%, 05/13/25(b)	810	840,675
4.25%, 11/13/23(b)	790	824,523
		84,006,408
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26
(Call 03/03/22)(b)	410	412,448
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(b)	300	317,946
American Axle & Manufacturing Inc., 6.25%, 03/15/26
(Call 02/11/22)	200	203,722
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	199	206,868
5.00%, 10/01/25(b)	170	186,696
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(b)	237	246,480
Clarios Global LP/Clarios US Finance Co., 6.25%,
05/15/26 (Call 05/15/22)(b)	425	440,121
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 02/16/22)(b)	200	149,804
13.00%, 06/01/24 (Call 06/01/22)(b)	125	134,315
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25
(Call 03/03/22)(b)	200	203,950
GC EOS Buyer Inc., 9.25%, 08/01/25 (Call 08/01/22)(b)(d)	120	128,228
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 03/03/22)	400	407,084
9.50%, 05/31/25 (Call 05/31/22)	385	410,803
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 02/11/22),
(5.50% PIK)(b)(f)	250	255,113
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	201	208,865
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(b)	$185	$192,313
Tenneco Inc.
5.00%, 07/15/26 (Call 03/03/22)(d)	270	250,263
5.38%, 12/15/24 (Call 03/03/22)	115	112,886
Toyota Industries Corp., 3.24%, 03/16/23
(Call 02/16/23)(b)	250	254,683
ZF North America Capital Inc., 4.75%, 04/29/25(b)	470	480,688
		5,203,276
Banks — 10.5%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	700	673,561
4.40%, 03/27/28 (Call 03/27/23)(a)(c)	600	614,310
4.75%, 07/28/25(b)	580	621,400
4.80%, 04/18/26(b)	130	140,602
ABQ Finance Ltd.
1.88%, 09/08/25(c)	600	588,648
3.13%, 09/24/24(c)	200	205,438
Abu Dhabi Commercial Bank PJSC, 4.00%, 03/13/23(c)	200	205,532
Access Bank PLC, 6.13%, 09/21/26(c)	200	197,706
ADCB Finance Cayman Ltd.
4.00%, 03/29/23(c)	200	205,554
4.50%, 03/06/23(c)	640	659,290
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(c)(e)	400	422,248
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(c)	200	195,578
1.00%, 10/22/23(c)	400	396,240
1.25%, 06/17/26(c)	400	386,500
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(c)	600	591,060
1.25%, 01/19/26(c)	400	387,844
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(c)	200	209,098
Ahli United Sukuk Ltd., 3.88%, (a)(c)(e)	200	198,382
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24)(a)(b)	615	639,723
Akbank TAS
5.13%, 03/31/25(c)	200	192,138
6.80%, 02/06/26(c)	400	396,792
AKCB Finance Ltd., 4.75%, 10/09/23(c)	400	420,156
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	335	323,084
3.40%, 03/19/24(b)	700	726,502
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(c)	400	401,612
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	194,988
3.13%, 05/23/24(b)	435	449,729
3.75%, 06/14/23(b)	494	509,966
AUB Sukuk Ltd., 2.62%, 09/09/26(c)	200	197,740
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,250	1,258,987
4.40%, 05/19/26(b)	200	215,140
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,755	1,735,326
1.13%, 09/18/25	1,995	1,915,978
Banco Bradesco SA/Cayman Islands, 3.20%, 01/27/25(c)	200	201,058
Banco de Bogota SA
5.38%, 02/19/23(c)	200	205,226
6.25%, 05/12/26(c)	600	637,308
Banco de Credito del Peru
2.70%, 01/11/25 (Call 12/11/24)(c)	400	405,516
3.13%, 07/01/30 (Call 07/01/25)(a)(c)	600	590,802
3.25%, 09/30/31 (Call 09/30/26)(a)(c)	200	195,588

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.25%, 04/01/23(c)	$400	$412,084
Banco del Estado de Chile, 2.70%, 01/09/25
(Call 12/09/24)(c)	400	405,208
Banco do Brasil SA/Cayman
4.63%, 01/15/25(c)	600	624,180
4.75%, 03/20/24(c)	600	624,702
4.88%, 04/19/23(c)	400	414,668
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa, 4.13%, 06/06/24(c)	650	672,796
Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 4.38%, 10/14/25(c)	600	648,618
Banco Natioanal de Comercio Exterior, 2.72%, 08/11/31
(Call 08/11/26)(a)(c)	400	393,080
Banco Safra SA/Cayman Islands, 4.13%, 02/08/23(c)	200	204,618
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(c)	500	507,110
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand, 5.38%, 04/17/25(c)	1,200	1,295,424
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(a)	800	767,136
1.85%, 03/25/26	1,100	1,071,092
2.71%, 06/27/24	1,385	1,412,742
2.75%, 05/28/25	1,175	1,192,155
3.13%, 02/23/23	265	270,067
3.85%, 04/12/23	445	457,816
5.18%, 11/19/25	215	233,959
Banco Votorantim SA, 4.38%, 07/29/25(c)	400	407,792
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	725	712,842
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(c)	600	627,426
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(c)	200	194,506
3.75%, 04/11/24(c)	447	460,128
4.75%, 05/13/25(c)	200	214,280
Bank Muscat SAOG
4.75%, 03/17/26(c)	600	618,570
4.88%, 03/14/23(c)	200	204,476
Bank Negara Indonesia Persero Tbk PT, 3.75%,
03/30/26(c)	400	399,516
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(a)	1,035	1,021,110
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	5,012	4,940,228
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	1,092	1,070,924
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	150	146,133
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	3,040	2,924,358
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	3,757	3,646,845
1.49%, 05/19/24 (Call 05/19/23), (SOFR + 1.460%)(a)	191	191,029
1.53%, 12/06/25 (Call 11/06/25)(a)	1,610	1,583,757
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	6,030	5,851,753
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(a)	4,270	4,252,835
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(a)	1,065	1,074,170
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(a)	130	133,293
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(a)	1,039	1,075,812
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(a)	1,394	1,439,138
3.50%, 04/19/26	15	15,826
Security	Par (000)	Value

Banks (continued)
3.55%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.780%)(a)	$1,604	$1,640,555
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(a)	1,395	1,440,700
3.88%, 08/01/25	290	308,577
4.00%, 04/01/24	897	942,460
4.00%, 01/22/25	252	265,726
4.10%, 07/24/23	1,059	1,103,753
4.13%, 01/22/24	1,041	1,094,122
4.20%, 08/26/24	1,080	1,139,886
4.45%, 03/03/26	630	680,803
Series L, 3.95%, 04/21/25	410	431,107
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(SOFR + 0.910%)(a)	2,835	2,756,187
Bank of China Hong Kong Ltd., 5.90%,
(Call 09/14/23)(a)(b)(e)	2,000	2,123,140
Bank of China Ltd., 5.00%, 11/13/24(c)	1,600	1,724,800
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(c)	1,000	980,300
1.04%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(c)	200	201,036
1.25%, 06/24/25(c)	600	586,038
2.38%, 01/16/25(c)	600	607,308
3.13%, 04/17/24(c)	200	206,454
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(c)	200	194,864
Bank of China Ltd./Paris, 0.95%, 09/21/23(c)	600	594,180
Bank of China Ltd./Singapore, 1.09%, 04/17/23,
(3 mo. LIBOR US + 0.85%)(a)(c)	900	903,519
Bank of Communications Co. Ltd., 3.80%,
(Call 11/18/25)(a)(c)(e)	1,500	1,550,325
Bank of Communications Co. Ltd./Hong Kong
1.01%, 05/17/23, (3 mo. LIBOR US + 0.85%)(a)(c)	200	200,938
1.05%, 07/20/23, (3 mo. LIBOR US + 0.800%)(a)(c)	1,000	1,004,390
1.20%, 09/10/25(c)	400	388,500
Bank of Communications Hong Kong Ltd., 2.30%,
07/08/31 (Call 07/08/26)(a)(c)	650	631,430
Bank of East Asia Ltd. (The), 4.00%, 05/29/30
(Call 05/29/25)(a)(c)	500	513,980
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	625	653,713
Bank of Montreal
0.40%, 09/15/23	510	502,360
0.45%, 12/08/23	60	58,904
0.63%, 07/09/24	705	686,656
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	90	85,884
1.25%, 09/15/26	1,560	1,497,522
1.50%, 01/10/25	1,000	990,170
1.85%, 05/01/25	347	346,542
2.50%, 06/28/24	652	665,255
4.34%, 10/05/28 (Call 10/05/23)(a)	744	773,388
Series E, 3.30%, 02/05/24	976	1,009,916
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	110	108,238
0.50%, 04/26/24 (Call 03/26/24)	730	714,561
0.75%, 01/28/26 (Call 12/28/25)	150	143,700
1.05%, 10/15/26 (Call 09/15/26)	975	934,089
1.60%, 04/24/25 (Call 03/24/25)	1,421	1,410,215
2.05%, 01/26/27 (Call 12/26/26)	1,000	998,160
2.10%, 10/24/24	749	758,692
2.20%, 08/16/23 (Call 06/16/23)	815	826,263
2.80%, 05/04/26 (Call 02/04/26)	50	51,592
3.25%, 09/11/24 (Call 08/11/24)	592	615,982

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 05/15/24 (Call 04/15/24)	$102	$106,242
3.45%, 08/11/23	487	502,589
3.50%, 04/28/23	584	600,644
3.95%, 11/18/25 (Call 10/18/25)	20	21,433
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	92	95,769
Series G, 3.00%, 02/24/25 (Call 01/24/25)	141	146,142
Series J, 0.85%, 10/25/24 (Call 09/25/24)	1,000	982,450
Bank of New Zealand
2.29%, 01/27/27(b)	500	498,090
3.50%, 02/20/24(b)	360	373,892
Bank of Nova Scotia (The)
0.40%, 09/15/23	1,340	1,319,833
0.55%, 09/15/23	155	152,870
0.65%, 07/31/24	2,745	2,674,261
0.70%, 04/15/24	2,945	2,880,239
0.80%, 06/15/23	240	238,406
1.05%, 03/02/26	1,440	1,382,429
1.30%, 06/11/25	246	240,450
1.30%, 09/15/26 (Call 06/15/26)	2,960	2,844,412
1.35%, 06/24/26	1,120	1,083,824
1.45%, 01/10/25(d)	1,000	989,130
1.63%, 05/01/23	581	583,452
1.95%, 02/01/23	386	389,698
1.95%, 02/02/27	1,000	981,840
2.20%, 02/03/25	534	538,929
3.40%, 02/11/24	1,351	1,399,150
4.50%, 12/16/25	25	26,947
Bank of the Philippine Islands
2.50%, 09/10/24(c)	400	408,456
4.25%, 09/04/23(c)	400	417,028
Bank Rakyat Indonesia Persero Tbk PT
3.95%, 03/28/24(c)	200	207,710
4.63%, 07/20/23(c)	200	208,086
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	185	200,396
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	1,820	1,767,056
1.60%, 10/04/26(b)	2,000	1,940,900
2.38%, 11/21/24(b)	395	399,325
3.75%, 07/20/23(b)	492	508,015
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(a)	125	122,969
2.28%, 11/24/27 (Call 11/24/26)(a)	1,000	980,060
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)	1,110	1,123,886
3.93%, 05/07/25 (Call 05/07/24),
(3 mo. LIBOR US + 1.610%)(a)	1,570	1,630,272
4.34%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.356%)(a)	885	914,355
4.38%, 09/11/24	400	420,648
4.38%, 01/12/26	1,250	1,337,550
5.20%, 05/12/26	1,255	1,372,832
BBK BSC, 5.50%, 07/09/24(c)	600	623,160
BBVA Bancomer SA/Texas
1.88%, 09/18/25(c)	400	391,004
4.38%, 04/10/24(c)	200	209,476
BDO Unibank Inc.
2.13%, 01/13/26(c)	400	397,796
2.95%, 03/06/23(c)	150	152,432
BNG Bank NV
1.50%, 10/16/24(b)(d)	1,000	1,002,700
2.63%, 02/27/24(b)	1,000	1,028,000
Security	Par (000)	Value

Banks (continued)
3.00%, 09/20/23(b)	$500	$514,785
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(b)	2,120	2,023,370
1.68%, 06/30/27 (Call 06/30/26)(a)(b)	1,100	1,060,059
2.22%, 06/09/26 (Call 06/09/25)(a)(b)	1,420	1,407,248
2.59%, 01/20/28 (Call 01/20/27)(a)(b)	770	764,256
2.82%, 11/19/25 (Call 11/19/24)(a)(b)	1,440	1,458,936
3.25%, 03/03/23	930	950,581
3.38%, 01/09/25(b)	840	867,493
3.50%, 03/01/23(b)	535	547,252
4.71%, 01/10/25 (Call 01/10/24)(a)(b)	650	682,760
BNZ International Funding Ltd./London, 3.38%,
03/01/23(b)	500	511,430
BOS Funding Ltd., 4.00%, 09/18/24(c)	400	408,816
BOSCI BVI Ltd., 1.25%, 09/10/23(c)	400	394,736
Boubyan Sukuk Ltd., 2.59%, 02/18/25(c)	400	406,976
BPCE SA
1.63%, 01/14/25(b)	975	965,455
1.65%, 10/06/26 (Call 10/06/25)(a)(b)	1,210	1,170,469
2.05%, 10/19/27 (Call 10/19/26)(a)(b)	1,595	1,546,368
2.38%, 01/14/25(b)	1,360	1,362,244
4.00%, 09/12/23(b)	280	289,895
4.00%, 04/15/24	880	923,182
4.50%, 03/15/25(b)	600	635,586
4.63%, 07/11/24(b)	215	226,724
5.15%, 07/21/24(b)	405	431,868
5.70%, 10/22/23(b)	385	409,147
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(a)(c)	200	179,586
5.75%, (Call 07/09/24)(a)(c)(e)	400	400,792
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3 mo. LIBOR US + 2.470%)(a)	130	133,000
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	382	377,317
0.50%, 12/14/23	1,670	1,636,583
0.95%, 06/23/23	555	551,898
0.95%, 10/23/25	60	57,677
1.00%, 10/18/24	815	796,956
1.25%, 06/22/26	755	723,177
2.25%, 01/28/25	448	451,978
3.10%, 04/02/24	818	842,834
3.50%, 09/13/23	674	697,738
CBQ Finance Ltd.
2.00%, 09/15/25(c)	400	395,180
2.00%, 05/12/26(c)	200	196,106
5.00%, 05/24/23(c)	400	418,240
China CITIC Bank International Ltd., 4.63%, 02/28/29
(Call 02/28/24)(a)(c)	250	258,848
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(c)	1,200	1,199,940
4.25%, 02/27/29 (Call 02/27/24)(a)(c)	1,510	1,575,338
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(c)	600	590,370
1.25%, 08/04/25(c)	600	586,590
1.46%, 04/22/26(c)	600	585,780
China Development Bank, 3.00%, 06/01/26(c)	600	625,164
China Everbright Bank Co. Ltd., 0.99%, 08/03/23(a)(c)	1,000	1,001,380
China Everbright Bank Co. Ltd./Luxembourg, 0.83%,
09/14/24(c)	200	195,224
China Everbright Bank/HK, 0.84%, 06/15/24(c)	200	195,744

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
China Merchants Bank Co. Ltd./Hong Kong, 1.20%,
09/10/25(c)	$600	$580,674
China Minsheng Banking Corp. Ltd./Hong Kong, 1.25%,
03/09/23, (3 mo. LIBOR US + 1.050%)(a)(c)	600	600,186
CIMB Bank Bhd, 1.01%, 10/09/24,
(3 mo. LIBOR US + 0.780%)(a)(c)	400	402,948
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	1,085	1,130,472
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	242	238,467
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	855	838,481
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	2,769	2,641,155
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	195	191,398
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	1,950	1,871,863
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(a)	819	822,137
2.01%, 01/25/26 (Call 01/25/25)(a)	1,435	1,433,809
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	2,727	2,801,665
3.20%, 10/21/26 (Call 07/21/26)	1,650	1,710,192
3.30%, 04/27/25	120	124,620
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(a)	1,866	1,924,928
3.38%, 03/01/23	10	10,225
3.50%, 05/15/23	678	695,662
3.70%, 01/12/26	75	79,515
3.75%, 06/16/24	499	522,658
3.88%, 10/25/23	685	714,626
3.88%, 03/26/25	275	288,280
4.00%, 08/05/24	146	153,237
4.04%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)	1,386	1,432,972
4.40%, 06/10/25	1,513	1,611,905
4.60%, 03/09/26	265	287,273
5.50%, 09/13/25	1,146	1,272,771
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25
(Call 03/28/25)	170	171,324
Comerica Bank, 2.50%, 07/23/24	385	392,912
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,271	1,311,125
Commercial Bank of Dubai PSC, 6.00%,
(Call 04/21/26)(a)(c)(e)	400	415,828
Commercial Bank PSQC (The), 4.50%, (a)(c)(e)	200	201,988
Commerzbank AG, 8.13%, 09/19/23(b)	450	489,240
Commonwealth Bank of Australia, 1.13%, 06/15/26(b)	970	935,061
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	600	574,578
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	2,200	2,100,208
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	1,050	1,021,114
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	1,000	979,150
2.63%, 07/22/24(b)	745	760,667
3.88%, 09/26/23(b)	352	365,636
4.38%, 08/04/25	435	463,401
Cooperatieve Rabobank U.A./New York, 3.38%, 05/21/25	260	272,870
Cooperatieve Rabobank UA/NY, 1.38%, 01/10/25	1,000	990,400
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(c)	600	600,564
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(b)	1,050	1,002,256
2.02%, 01/11/27(b)	1,000	988,490
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(b)	1,240	1,222,814
3.25%, 10/04/24(b)	1,535	1,588,280
3.75%, 04/24/23(b)	535	550,552
Security	Par (000)	Value

Banks (continued)
Credit Bank of Moscow Via CBOM Finance PLC
3.88%, 09/21/26(c)	$200	$164,922
4.70%, 01/29/25(c)	400	367,580
Credit Suisse AG/New York NY
0.50%, 02/02/24	420	410,613
0.52%, 08/09/23	550	542,751
1.00%, 05/05/23	1,250	1,245,725
1.25%, 08/07/26	935	890,812
2.95%, 04/09/25	1,025	1,053,444
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(b)	830	784,549
2.19%, 06/05/26 (Call 06/05/25)(a)(b)	1,975	1,950,688
2.59%, 09/11/25 (Call 09/11/24)(a)(b)	950	955,216
3.75%, 03/26/25	695	723,773
3.80%, 06/09/23	980	1,008,881
4.21%, 06/12/24 (Call 06/12/23)(a)(b)	550	567,496
4.55%, 04/17/26	2,035	2,194,178
Daegu Bank Ltd. (The), 3.75%, 08/13/23(c)	200	206,020
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	870	863,684
1.55%, 09/10/27 (Call 09/10/26)(a)(b)	200	191,684
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	200	193,842
3.24%, 12/20/25 (Call 12/20/24)(a)(b)	1,000	1,024,170
3.88%, 09/12/23(b)	250	257,808
5.38%, 01/12/24(b)	735	782,275
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(c)	600	584,562
3.30%, (Call 02/27/25)(a)(c)(e)	400	402,848
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(d)	410	428,823
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(a)	800	812,840
4.50%, 04/01/25	900	935,064
Deutsche Bank AG/London, 3.70%, 05/30/24	704	729,985
Deutsche Bank AG/New York NY
0.90%, 05/28/24	560	548,895
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	1,362	1,339,486
1.69%, 03/19/26	535	523,219
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	1,260	1,231,499
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	1,170	1,174,762
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	850	826,183
2.55%, 01/07/28 (Call 01/07/27)(a)	895	876,814
3.95%, 02/27/23	530	543,473
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	830	863,416
Series E, 0.96%, 11/08/23	760	751,640
Dexia Credit Local SA, 1.63%, 10/16/24(b)	1,500	1,506,570
DIB Sukuk Ltd.
1.96%, 06/22/26(c)	400	393,700
2.95%, 02/20/25(c)	500	510,155
2.95%, 01/16/26(c)	1,000	1,017,080
3.63%, 02/06/23(c)	800	817,096
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(c)(e)	400	422,276
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(c)(e)	200	202,746
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	755	762,240
3.35%, 02/06/23 (Call 01/06/23)	275	280,396
3.45%, 07/27/26 (Call 04/27/26)	10	10,417
4.20%, 08/08/23	10	10,399
4.68%, 08/09/28 (Call 08/09/23)(a)	465	481,503
DNB Bank ASA, 1.54%, 05/25/27 (Call 05/25/26)(a)(b)	960	928,157

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Doha Finance Ltd., 2.38%, 03/31/26(c)	$400	$395,444
Ecobank Transnational Inc., 9.50%, 04/18/24(c)	400	432,080
EI Sukuk Co. Ltd., 1.83%, 09/23/25(c)	200	198,628
Emirates Development Bank PJSC
1.64%, 06/15/26(c)	400	390,656
3.52%, 03/06/24(c)	400	414,060
Emirates NBD Bank PJSC
1.64%, 01/13/26(c)	400	393,344
2.63%, 02/18/25(c)	800	817,016
6.13%, (Call 03/20/25)(a)(c)(e)	400	418,472
6.13%, (Call 04/09/26)(a)(c)(e)	400	427,212
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(c)	400	391,536
3.63%, 03/05/23(c)	200	205,170
3.88%, 01/22/24(c)	800	835,560
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	515	502,475
2.05%, 02/10/25(b)	560	559,513
Fifth Third Bancorp.
1.63%, 05/05/23 (Call 04/05/23)	516	518,064
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)	1,010	978,983
2.38%, 01/28/25 (Call 12/28/24)	400	405,152
3.65%, 01/25/24 (Call 12/25/23)	1,545	1,601,949
4.30%, 01/16/24 (Call 12/16/23)	234	244,897
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	15	16,044
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(c)(e)	600	618,048
First Horizon Corp.
3.55%, 05/26/23 (Call 04/26/23)	167	170,712
4.00%, 05/26/25 (Call 04/26/25)	240	253,409
First-Citizens Bank & Trust Co.
3.93%, 06/19/24 (Call 06/19/23)(a)	260	266,529
4.75%, 02/16/24 (Call 02/24/22)	283	299,202
5.00%, 08/01/23	390	409,360
5.25%, 03/07/25 (Call 02/24/22)	275	300,347
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(c)	400	409,732
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	101	101,498
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(b)	350	335,209
8.13%, 11/15/24 (Call 03/03/22)(b)	245	246,039
8.25%, 04/15/25 (Call 03/03/22)(b)	293	292,845
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 03/08/22)	270	267,918
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	1,027	1,010,979
0.67%, 03/08/24 (Call 03/08/23), (SOFR + 0.572%)(a)	1,013	1,003,903
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	275	265,389
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	1,030	1,014,766
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	1,385	1,317,260
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	783	751,641
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	1,520	1,452,649
1.76%, 01/24/25 (Call 01/24/24)(a)	2,000	1,996,000
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	1,870	1,819,865
2.64%, 02/24/28 (Call 02/24/27)(a)	910	910,346
3.20%, 02/23/23 (Call 01/23/23)	1,044	1,065,600
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(a)	882	907,569
3.50%, 05/31/24(g)	36	37,589
3.50%, 01/23/25 (Call 10/23/24)	1,185	1,231,985
3.50%, 04/01/25 (Call 03/01/25)	2,703	2,810,255
3.50%, 11/16/26 (Call 11/16/25)	1,050	1,092,850
3.63%, 02/20/24 (Call 01/20/24)	1,192	1,234,316
Security	Par (000)	Value

Banks (continued)
3.75%, 05/22/25 (Call 02/22/25)	$606	$634,803
3.75%, 02/25/26 (Call 11/25/25)	1,050	1,108,999
3.85%, 07/08/24 (Call 04/08/24)	993	1,036,215
4.00%, 03/03/24	1,846	1,930,953
4.25%, 10/21/25	1,515	1,618,868
Gulf International Bank BSC, 2.38%, 09/23/25(c)	200	198,666
Hana Bank
3.50%, 01/30/24(c)	200	207,350
4.25%, 10/14/24(c)	200	211,064
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(a)	1,000	984,700
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	1,295	1,264,140
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	795	784,673
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	1,280	1,226,138
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	1,765	1,725,729
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	1,010	999,112
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	1,250	1,223,725
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	945	954,658
3.60%, 05/25/23	350	360,353
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(a)	1,215	1,257,270
3.90%, 05/25/26	325	343,827
3.95%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 0.987%)(a)	485	499,118
4.25%, 03/14/24	1,045	1,091,325
4.25%, 08/18/25	1,010	1,065,994
4.29%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 1.348%)(a)	105	111,308
4.30%, 03/08/26	2,125	2,281,209
4.38%, 11/23/26	500	533,735
HSBC USA Inc., 3.50%, 06/23/24	465	484,535
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,122	1,141,242
4.00%, 05/15/25 (Call 04/15/25)	396	419,229
Huntington National Bank (The), 1.80%, 02/03/23
(Call 01/03/23)	405	407,770
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(c)	200	210,776
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(c)(e)	3,200	3,229,408
4.88%, 09/21/25(c)	600	650,778
Industrial & Commercial Bank of China Ltd./Dubai DIFC
1.01%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(c)	600	602,772
1.03%, 03/05/23, (3 mo. LIBOR US + 0.850%)(a)(c)	200	200,944
Industrial & Commercial Bank of China Ltd./Hong Kong
0.99%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(c)	800	805,944
1.00%, 07/20/23(c)	1,000	992,260
1.20%, 07/20/25(c)	1,000	975,270
Industrial & Commercial Bank of China Ltd./London,
1.11%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(c)	400	402,512
Industrial & Commercial Bank of China Ltd./Singapore
1.09%, 04/16/23, (3 mo. LIBOR US + 0.85%)(a)(c)	300	301,554
1.09%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(c)	600	603,972
1.20%, 09/09/25(c)	600	583,416
Industrial & Commercial Bank of China Macau Ltd., 2.88%,
09/12/29 (Call 09/12/24)(a)(c)	1,200	1,211,388
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(c)	700	685,482
1.13%, 11/06/23(c)	200	197,286
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	500	486,740

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	$685	$666,663
3.55%, 04/09/24	615	637,312
4.10%, 10/02/23	995	1,037,208
4.70%, 03/22/28 (Call 03/22/23)(a)(c)	400	411,000
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(c)	480	481,219
Intesa Sanpaolo SpA
5.02%, 06/26/24(b)	1,110	1,155,665
5.25%, 01/12/24	255	270,377
5.71%, 01/15/26(b)	725	781,760
Series XR, 3.25%, 09/23/24(b)	465	477,355
Itau Unibanco Holding SA/Cayman Island
3.25%, 01/24/25(c)(d)	400	403,660
5.13%, 05/13/23(c)	600	623,706
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	505	492,840
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)	27	26,654
0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)	929	922,571
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	2,020	1,963,117
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	970	946,963
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	1,185	1,159,262
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	325	308,896
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,265	1,207,430
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	2,020	1,935,281
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(a)	609	609,359
1.56%, 12/10/25 (Call 12/10/24)(a)	2,410	2,373,031
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	1,840	1,780,182
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	3,300	3,284,028
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	3,394	3,382,732
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	1,385	1,394,612
2.70%, 05/18/23 (Call 03/18/23)	1,419	1,442,172
2.95%, 10/01/26 (Call 07/01/26)	210	216,726
3.13%, 01/23/25 (Call 10/23/24)	262	271,236
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(a)	903	927,218
3.30%, 04/01/26 (Call 01/01/26)	161	168,123
3.38%, 05/01/23	1,235	1,266,517
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(a)	1,636	1,677,603
3.63%, 05/13/24	880	920,586
3.80%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(a)	1,792	1,848,968
3.88%, 02/01/24	305	319,484
3.88%, 09/10/24	1,972	2,072,355
3.90%, 07/15/25 (Call 04/15/25)	133	141,138
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(a)	1,155	1,227,060
4.02%, 12/05/24 (Call 12/05/23),
(3 mo. LIBOR US + 1.000%)(a)	1,059	1,102,959
7.63%, 10/15/26	220	271,179
Kasikornbank Public Company Ltd., 3.26%, 07/12/23(c)	200	204,674
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	1,825	1,825,091
3.30%, 06/01/25	120	125,666
3.38%, 03/07/23	270	276,340
KeyCorp., 4.15%, 10/29/25	205	220,145
KfW
0.25%, 04/25/23	830	822,895
0.25%, 10/19/23	335	330,025
0.25%, 03/08/24	1,435	1,405,252
0.38%, 07/18/25	5,835	5,611,461
Security	Par (000)	Value

Banks (continued)
0.50%, 09/20/24	$1,095	$1,071,107
0.63%, 01/22/26	7,129	6,859,381
1.00%, 10/01/26	125	121,396
1.38%, 08/05/24	2,822	2,826,487
1.63%, 02/15/23	149	150,113
2.00%, 05/02/25	2,561	2,602,539
2.50%, 11/20/24	3,304	3,404,640
2.63%, 02/28/24	2,393	2,460,578
Kookmin Bank
1.38%, 05/06/26(c)	200	194,800
1.75%, 05/04/25(c)	800	794,992
4.35%, (Call 07/02/24)(a)(c)(e)	200	207,566
Korea Development Bank (The)
0.40%, 03/09/24	200	195,874
0.51%, 02/18/23, (3 mo. LIBOR US + 0.350%)(a)	500	500,850
2.13%, 10/01/24	400	406,800
3.00%, 01/13/26	600	627,618
3.25%, 02/19/24	450	466,718
3.38%, 09/16/25	400	422,296
3.75%, 01/22/24	800	836,672
Kreditanstalt fuer Wiederaufbau, 1.25%, 01/31/25	2,000	1,988,700
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	175	185,451
Landeskreditbank Baden-Wuerttemberg Foerderbank,
2.00%, 07/23/24(c)	1,450	1,472,707
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	100	96,804
1.88%, 04/17/23(c)	1,320	1,334,216
2.00%, 01/13/25	1,917	1,948,170
2.38%, 01/23/24(c)	2,004	2,049,170
2.38%, 06/10/25	270	277,374
3.13%, 11/14/23	1,037	1,072,382
Series 40, 0.50%, 05/27/25	836	808,337
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(a)	2,020	1,949,340
2.44%, 02/05/26 (Call 02/05/25)(a)	1,295	1,301,760
3.87%, 07/09/25 (Call 07/09/24)(a)	330	344,045
3.90%, 03/12/24	515	537,336
4.05%, 08/16/23	600	622,782
4.45%, 05/08/25	300	321,066
4.50%, 11/04/24	205	217,056
4.65%, 03/24/26	1,025	1,103,699
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	605	622,878
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	580	586,183
3.90%, 01/15/26(b)	410	438,093
4.00%, 07/29/25(b)	700	745,682
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)	550	537,306
1.34%, 01/12/27 (Call 01/12/26)(a)(b)	825	789,789
1.63%, 09/23/27 (Call 09/23/26)(a)(b)	790	759,269
1.94%, 04/14/28 (Call 04/14/27)(a)(b)	1,000	963,150
4.15%, 03/27/24 (Call 03/27/23)(a)(b)	433	445,046
Malayan Banking Bhd, 0.96%, 08/16/24,
(3 mo. LIBOR US + 0.800%)(a)(c)	600	604,686
MAR Sukuk Ltd., 2.21%, 09/02/25(c)	600	596,946
Mashreqbank PSC, 4.25%, 02/26/24(c)	200	207,826
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(c)	400	397,240
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	1,085	1,057,484
0.96%, 10/11/25 (Call 10/11/24)(a)	820	796,753

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.41%, 07/17/25	$1,645	$1,604,796
1.54%, 07/20/27 (Call 07/20/26)(a)	1,250	1,205,275
1.64%, 10/13/27 (Call 10/13/26)(a)	1,000	964,710
2.19%, 02/25/25	1,165	1,170,650
2.34%, 01/19/28 (Call 01/19/27)(a)	940	930,760
2.80%, 07/18/24	300	306,885
3.41%, 03/07/24	1,609	1,664,655
3.46%, 03/02/23	793	812,056
3.76%, 07/26/23	1,617	1,671,962
3.78%, 03/02/25	65	68,214
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)	400	380,140
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(a)	1,395	1,387,160
1.55%, 07/09/27 (Call 07/09/26)(a)	1,020	979,577
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(a)	1,045	1,044,373
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	1,215	1,228,572
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	235	239,712
2.84%, 09/13/26	200	203,802
3.48%, 04/12/26(b)	1,000	1,047,040
3.55%, 03/05/23	950	973,019
3.92%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(a)	650	672,412
Morgan Stanley
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.610%)(a)	466	462,244
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.590%)(a)	275	269,445
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	2,189	2,132,086
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	4,875	4,631,737
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	1,025	1,000,410
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	1,270	1,220,559
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	940	907,626
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	3,236	3,241,048
2.48%, 01/21/28 (Call 01/21/27)(a)	1,295	1,291,827
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	1,407	1,429,526
3.13%, 07/27/26	1,355	1,401,653
3.63%, 01/20/27	1,000	1,055,790
3.70%, 10/23/24	1,188	1,243,361
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(a)	1,361	1,397,856
3.75%, 02/25/23	1,146	1,179,773
3.88%, 01/27/26	390	413,774
4.00%, 07/23/25	212	225,220
4.10%, 05/22/23	950	981,550
4.35%, 09/08/26	350	378,410
5.00%, 11/24/25	1,010	1,106,324
6.25%, 08/09/26	205	238,860
Series F, 3.88%, 04/29/24	1,265	1,322,494
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(SOFR + 0.745%)(a)	282	273,385
MUFG Bank Ltd., 3.25%, 09/08/24(b)	300	310,626
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29
(Call 11/20/24)(a)(c)	500	508,505
National Australia Bank Ltd.
1.39%, 01/12/25(b)	1,000	990,030
1.89%, 01/12/27(b)	1,000	988,680
3.45%, 12/04/23(b)	250	259,335
National Australia Bank Ltd./New York
2.50%, 07/12/26	215	220,171
3.63%, 06/20/23	525	542,288
Security	Par (000)	Value

Banks (continued)
National Bank of Canada
0.75%, 08/06/24	$300	$292,143
2.10%, 02/01/23	990	1,000,672
National Bank of Oman SAOG, 5.63%, 09/25/23(c)	200	207,006
National Securities Clearing Corp., 1.50%, 04/23/25
(Call 03/23/25)(b)	1,000	991,250
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	745	719,052
2.36%, 05/22/24 (Call 05/22/23)(a)	420	423,377
3.75%, 11/01/29 (Call 11/01/24)(a)	685	704,324
3.88%, 09/12/23	1,767	1,822,413
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(a)	545	569,689
4.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(a)	550	569,987
4.80%, 04/05/26	175	190,650
5.13%, 05/28/24	505	537,699
6.00%, 12/19/23	548	587,577
NatWest Markets PLC
0.80%, 08/12/24(b)	470	456,417
1.60%, 09/29/26(b)	1,200	1,155,156
2.38%, 05/21/23(b)	75	75,918
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(a)(c)	400	383,100
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(c)(e)	400	401,136
Nbk Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(c)	400	396,204
Nederlandse Waterschapsbank NV, 1.75%, 01/15/25(b)(d)	1,950	1,965,444
NongHyup Bank
0.88%, 07/28/24(c)	200	195,944
1.25%, 07/20/25(c)	400	390,592
3.88%, 07/30/23(c)	400	414,104
Noor Sukuk Co. Ltd., 4.47%, 04/24/23(c)	200	206,956
Nordea Bank Abp
0.63%, 05/24/24(b)	220	215,015
0.75%, 08/28/25(b)	30	28,793
1.50%, 09/30/26(b)	200	192,944
3.75%, 08/30/23(b)	695	719,700
Norinchukin Bank (The), 1.28%, 09/22/26(b)	915	886,580
Northern Trust Corp., 3.95%, 10/30/25	170	182,507
NRW Bank
0.38%, 02/10/25(c)	600	580,128
0.63%, 05/19/25(c)	48	46,610
0.88%, 03/09/26(c)	435	420,797
1.88%, 07/31/24(c)	2,244	2,271,848
2.25%, 05/31/23(c)	600	609,468
NRW.Bank, 0.75%, 10/25/24(c)	50	49,085
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	615	588,426
0.50%, 02/02/26	100	95,495
1.50%, 02/12/25	1,892	1,893,097
2.88%, 03/13/23	1,510	1,541,982
3.13%, 11/07/23	150	155,046
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	1,235	1,209,040
4.25%, 06/19/24(b)	525	551,791
Philippine National Bank, 3.28%, 09/27/24(c)	1,000	1,017,110
PNC Bank N.A., 3.50%, 06/08/23 (Call 05/09/23)	765	787,751
PNC Bank NA
3.88%, 04/10/25 (Call 03/10/25)	130	137,196
2.50%, 08/27/24 (Call 07/27/24)	80	81,630

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	$700	$677,292
2.20%, 11/01/24 (Call 10/02/24)	765	775,534
2.60%, 07/23/26 (Call 05/23/26)	70	71,992
3.50%, 01/23/24 (Call 12/23/23)	1,552	1,607,965
3.90%, 04/29/24 (Call 03/29/24)	944	988,349
QIB Sukuk Ltd.
1.49%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(c)	400	403,644
1.95%, 10/27/25(c)	200	198,252
3.98%, 03/26/24(c)	600	627,648
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(c)	480	501,115
QNB Finance Ltd.
1.38%, 01/26/26(c)	400	384,436
1.50%, 03/12/24(a)(c)	400	403,972
1.63%, 09/22/25(c)	600	586,998
2.63%, 05/12/25(c)	600	607,074
3.50%, 03/28/24(c)	600	620,682
QNB Finansbank AS, 6.88%, 09/07/24(c)	400	419,828
Rakfunding Cayman Ltd., 4.13%, 04/09/24(c)	200	209,092
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	460	462,870
RHB Bank Bhd, 3.77%, 02/19/24(c)	600	623,376
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(c)	800	802,272
Rizal Commercial Banking Corp.
3.00%, 09/11/24(c)	400	408,132
4.13%, 03/16/23(c)	200	205,274
Royal Bank of Canada
0.43%, 01/19/24	283	277,298
0.65%, 07/29/24	1,965	1,914,165
0.75%, 10/07/24	1,055	1,025,998
0.88%, 01/20/26	445	425,825
1.15%, 06/10/25	399	389,001
1.15%, 07/14/26	500	480,605
1.20%, 04/27/26	1,323	1,274,949
1.40%, 11/02/26	1,055	1,019,046
1.60%, 04/17/23	657	660,357
2.05%, 01/21/27	1,000	989,880
2.25%, 11/01/24	839	849,689
2.55%, 07/16/24	690	703,628
3.70%, 10/05/23	1,254	1,302,505
4.65%, 01/27/26	600	656,100
Samba Funding Ltd., 2.75%, 10/02/24(c)	600	608,238
Santander Holdings USA, 2.49%, 01/06/28
(Call 01/06/27)(a)	205	202,087
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	736	759,442
3.50%, 06/07/24 (Call 05/07/24)	252	259,626
4.50%, 07/17/25 (Call 04/17/25)	815	867,478
Santander UK Group Holdings, 2.47%, 01/11/28
(Call 01/11/27)(a)	500	492,860
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	200	195,942
1.53%, 08/21/26 (Call 08/21/25)(a)	535	517,543
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	1,055	1,013,739
4.80%, 11/15/24 (Call 11/15/23),
(3 mo. LIBOR US + 1.570%)(a)	575	603,652
Santander UK PLC, 4.00%, 03/13/24	1,155	1,210,267
Shanghai Pudong Development Bank Co. Ltd., 1.00%,
01/19/24(c)	400	394,212
Shanghai Pudong Development Bank Co. Ltd./Hong Kong,
0.88%, 07/13/24(c)	400	391,648
Security	Par (000)	Value

Banks (continued)
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(c)	$200	$194,164
1.96%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(c)	600	623,730
3.88%, 03/24/26(c)	200	211,106
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(c)	400	388,976
2.88%, (Call 05/12/26)(a)(c)(e)	200	196,134
3.34%, 02/05/30 (Call 02/05/25)(a)(c)	200	203,604
5.88%, (Call 08/13/23)(a)(c)(e)	200	210,002
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(c)	400	405,748
3.90%, 02/11/24(c)	400	416,092
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(c)	400	406,876
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25)(a)(c)(e)	400	412,900
Societe Generale SA
1.38%, 07/08/25(b)	500	486,515
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	490	467,083
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	1,135	1,084,549
2.23%, 01/21/26 (Call 01/21/25)(a)(b)	1,000	990,670
2.63%, 10/16/24(b)	660	667,075
2.63%, 01/22/25(b)	1,725	1,736,851
2.80%, 01/19/28 (Call 01/19/27)(a)(b)	500	494,610
3.88%, 03/28/24(b)	525	545,055
4.25%, 09/14/23(b)	525	546,268
4.25%, 04/14/25(b)	1,100	1,148,763
4.75%, 11/24/25(b)	125	133,023
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(b)	200	195,840
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	330	323,793
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	1,120	1,068,850
1.82%, 11/23/25 (Call 11/23/24)(a)(b)	1,000	983,280
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	1,375	1,356,314
2.82%, 01/30/26 (Call 01/30/25)(a)(b)	1,385	1,399,224
3.52%, 02/12/30 (Call 02/12/25)(a)(c)	500	505,400
3.79%, 05/21/25 (Call 05/21/24)(a)(b)	765	791,928
3.89%, 03/15/24 (Call 03/15/23)(a)(b)	260	266,198
4.05%, 04/12/26(b)	200	211,616
5.20%, 01/26/24(b)	450	474,831
State Bank of India/London
1.80%, 07/13/26(c)	400	387,600
4.38%, 01/24/24(c)	800	834,416
4.50%, 09/28/23(c)	200	208,378
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	830	815,259
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	910	925,725
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	85	87,392
3.10%, 05/15/23	731	748,814
3.30%, 12/16/24	396	414,699
3.55%, 08/18/25	357	377,788
3.70%, 11/20/23	661	688,398
3.78%, 12/03/24 (Call 12/03/23),
(3 mo. LIBOR US + 0.770%)(a)	117	121,789
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	510	529,727
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,010	963,621
1.40%, 09/17/26	2,000	1,917,640
1.47%, 07/08/25	1,015	991,807
2.35%, 01/15/25	455	460,169
2.45%, 09/27/24	325	329,641
2.63%, 07/14/26	2,215	2,252,589

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.70%, 07/16/24	$452	$461,257
3.75%, 07/19/23	890	919,637
3.78%, 03/09/26	500	530,150
3.94%, 10/16/23	416	432,794
4.44%, 04/02/24(b)	325	340,984
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23(b)	65	64,308
0.80%, 09/16/24(b)	330	321,008
1.05%, 09/12/25(b)	575	554,013
1.35%, 09/16/26(b)	1,000	966,240
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	397	409,692
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	500	490,455
3.50%, 01/29/25	60	62,431
Svenska Handelsbanken AB
0.55%, 06/11/24(b)	500	488,225
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	630	607,956
3.90%, 11/20/23	260	272,002
Swedbank AB, 1.54%, 11/16/26(b)	2,020	1,968,894
Synovus Financial Corp., 5.90%, 02/07/29
(Call 02/07/24)(a)	155	164,405
TC Ziraat Bankasi AS
5.13%, 09/29/23(c)	200	197,520
5.38%, 03/02/26(c)	400	373,568
Texas Capital Bancshares Inc., 4.00%, 05/06/31
(Call 05/06/26)(a)(d)	400	411,968
Toronto-Dominion Bank (The)
0.45%, 09/11/23	137	135,105
0.55%, 03/04/24	635	622,084
0.75%, 06/12/23	340	337,844
0.75%, 09/11/25	395	378,110
0.75%, 01/06/26	2,815	2,686,073
1.15%, 06/12/25	389	379,209
1.20%, 06/03/26	1,015	978,145
1.25%, 12/13/24	1,095	1,080,228
1.25%, 09/10/26	875	840,131
1.45%, 01/10/25	1,000	989,360
1.95%, 01/12/27	1,000	986,440
2.65%, 06/12/24	1,043	1,067,145
3.25%, 03/11/24	708	732,879
3.50%, 07/19/23	674	695,716
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	910	902,511
2.15%, 12/06/24 (Call 11/05/24)	250	252,910
2.64%, 09/17/29 (Call 09/17/24)(a)	300	305,157
3.00%, 02/02/23 (Call 01/02/23)	116	118,013
3.20%, 04/01/24 (Call 03/01/24)	439	453,908
3.63%, 09/16/25 (Call 08/16/25)	325	341,858
3.69%, 08/02/24 (Call 08/02/23),
(3 mo. LIBOR US + 0.735%)(a)	341	352,209
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	159	155,362
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	1,135	1,097,976
2.20%, 03/16/23 (Call 02/13/23)	662	668,521
2.50%, 08/01/24 (Call 07/01/24)	1,136	1,157,823
2.85%, 10/26/24 (Call 09/26/24)	748	771,068
3.70%, 06/05/25 (Call 05/05/25)	350	369,621
3.75%, 12/06/23 (Call 11/06/23)	965	1,004,324
4.00%, 05/01/25 (Call 03/01/25)	586	622,414
Turkiye Garanti Bankasi AS, 5.88%, 03/16/23(c)	400	407,364
Security	Par (000)	Value

Banks (continued)
Turkiye Is Bankasi AS
6.13%, 04/25/24(c)	$600	$598,686
7.00%, 06/29/28 (Call 06/29/23)(a)(c)	600	594,714
7.75%, 01/22/30 (Call 01/22/25)(a)(c)	400	399,800
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(c)	400	381,116
6.50%, 01/08/26(c)	400	388,704
8.13%, 03/28/24(c)	400	413,364
U.S. Bancorp
1.45%, 05/12/25 (Call 04/11/25)	302	298,509
2.40%, 07/30/24 (Call 06/28/24)	1,373	1,399,485
3.10%, 04/27/26 (Call 03/27/26)	470	489,341
3.38%, 02/05/24 (Call 01/05/24)	1,214	1,257,825
3.60%, 09/11/24 (Call 08/11/24)	634	663,785
3.70%, 01/30/24 (Call 12/29/23)	35	36,558
3.95%, 11/17/25 (Call 10/17/25)	565	605,595
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	620	625,927
2.80%, 01/27/25 (Call 12/27/24)	675	695,480
UBS AG London, 1.38%, 01/13/25 (Call 12/13/24)(b)	755	745,547
UBS AG/London
0.38%, 06/01/23(b)	850	839,792
0.45%, 02/09/24(b)	200	195,404
0.70%, 08/09/24(b)	645	629,810
1.25%, 06/01/26(b)	2,000	1,921,580
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(b)	3,280	3,246,872
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	380	364,352
1.49%, 08/10/27 (Call 08/10/26)(a)(b)	565	538,343
3.49%, 05/23/23 (Call 05/23/22)(b)	595	599,153
4.13%, 09/24/25(b)	460	489,251
4.13%, 04/15/26(b)	200	213,768
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	600	571,572
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	755	740,504
United Overseas Bank Ltd.
1.75%, 03/16/31 (Call 03/16/26)(a)(c)	1,000	972,480
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	765	791,943
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(c)	1,000	1,013,090
6.80%, 11/22/25(c)	400	417,208
Wachovia Corp., 7.57%, 08/01/26(g)	200	245,446
Warba Sukuk Ltd., 2.98%, 09/24/24(c)	200	204,766
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)	520	507,785
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(a)	3,695	3,700,247
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(a)	2,420	2,420,968
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	1,320	1,320,713
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	1,993	2,008,087
3.00%, 02/19/25	1,660	1,707,343
3.00%, 04/22/26	1,330	1,368,051
3.00%, 10/23/26	650	668,350
3.30%, 09/09/24	735	762,011
3.55%, 09/29/25	705	739,954
3.75%, 01/24/24 (Call 12/22/23)	2,280	2,371,656
4.10%, 06/03/26	2,150	2,296,522
4.13%, 08/15/23	296	307,547
4.48%, 01/16/24	742	783,203

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
1.02%, 11/18/24	$1,020	$1,002,997
1.15%, 06/03/26	1,450	1,402,309
2.35%, 02/19/25	75	76,294
2.85%, 05/13/26	175	181,351
2.89%, 02/04/30 (Call 02/04/25)(a)	867	870,615
3.30%, 02/26/24	1,401	1,455,457
3.65%, 05/15/23	780	804,749
4.32%, 11/23/31 (Call 11/23/26)(a)	450	476,996
Woori Bank
0.75%, 02/01/26(c)	600	570,576
4.25%, (Call 10/04/24)(a)(c)(e)	400	414,172
4.75%, 04/30/24(c)	200	211,772
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(c)	200	198,600
6.10%, 03/16/23(c)	200	203,578
7.88%, 01/22/31 (Call 01/22/26)(a)(c)	200	199,308
8.25%, 10/15/24(c)	400	417,948
		656,884,110
Beverages — 0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,760	1,864,667
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26
(Call 02/09/22)	845	902,688
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(c)	465	496,057
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	36	37,716
Coca-Cola Co. (The), 1.75%, 09/06/24	925	932,779
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	100	106,219
Coca-Cola European Partners PLC, 1.50%, 01/15/27
(Call 12/15/26)(b)	200	192,364
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	675	687,157
4.25%, 05/01/23	495	511,776
4.40%, 11/15/25 (Call 09/15/25)	115	123,831
4.75%, 11/15/24	626	673,726
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	440	431,697
2.13%, 10/24/24 (Call 09/24/24)	460	464,614
2.63%, 04/29/23 (Call 01/29/23)	913	926,805
3.50%, 09/18/23 (Call 08/18/23)	150	154,802
Heineken NV, 2.75%, 04/01/23(b)	149	151,406
JDE Peet’s NV, 1.38%, 01/15/27 (Call 12/15/26)(b)	595	562,691
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 03/15/22)	1,355	1,327,507
2.55%, 09/15/26 (Call 06/15/26)	110	111,172
3.13%, 12/15/23 (Call 10/15/23)	529	542,807
4.06%, 05/25/23 (Call 04/25/23)	705	727,863
4.42%, 05/25/25 (Call 03/25/25)	374	399,630
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	212	218,337
PepsiCo Inc.
0.40%, 10/07/23	415	409,427
0.75%, 05/01/23	1,071	1,067,059
2.25%, 03/19/25 (Call 02/19/25)	1,036	1,053,084
2.75%, 03/01/23	165	168,333
2.75%, 04/30/25 (Call 01/30/25)	295	304,059
2.85%, 02/24/26 (Call 11/24/25)	522	541,585
3.50%, 07/17/25 (Call 04/17/25)	75	79,193
3.60%, 03/01/24 (Call 12/01/23)	1,254	1,305,790
Security	Par (000)	Value

Beverages (continued)
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	$255	$256,675
		17,733,516
Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	482	483,200
2.25%, 08/19/23 (Call 06/19/23)	724	733,340
2.60%, 08/19/26 (Call 05/19/26)	110	112,362
3.13%, 05/01/25 (Call 02/01/25)	269	278,996
3.63%, 05/22/24 (Call 02/22/24)	267	278,137
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	105	111,069
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	921	975,090
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 02/11/22)	1,534	1,516,236
2.50%, 09/01/23 (Call 07/01/23)	499	507,473
3.50%, 02/01/25 (Call 11/01/24)	508	530,621
3.65%, 03/01/26 (Call 12/01/25)	1,573	1,661,607
3.70%, 04/01/24 (Call 01/01/24)	1,136	1,180,247
Illumina Inc., 0.55%, 03/23/23	250	247,963
Royalty Pharma PLC
0.75%, 09/02/23	386	380,245
1.20%, 09/02/25 (Call 08/02/25)	565	542,699
		9,539,285
Building Materials — 0.1%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	945	954,856
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(c)(e)	200	200,934
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	500	526,340
Eco Material Technologies Inc., 7.88%, 01/31/27
(Call 01/31/24)(b)	155	157,193
Forterra Finance LLC/FRTA Finance Corp., 6.50%,
07/15/25 (Call 07/15/22)(b)	262	274,199
Fortune Brands Home & Security Inc., 4.00%, 09/21/23
(Call 08/21/23)	400	414,660
InterCement Financial Operations BV, 5.75%, 07/17/24
(Call 03/03/22)(b)	200	176,758
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 03/03/22)(b)	210	209,063
6.25%, 05/15/25 (Call 05/15/22)(b)	215	223,086
Johnson Controls International PLC, 3.63%, 07/02/24
(Call 04/02/24)(g)	50	52,138
Koppers Inc., 6.00%, 02/15/25 (Call 03/03/22)(b)	250	252,292
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	415	404,405
3.00%, 11/15/23 (Call 09/15/23)	72	73,472
Martin Marietta Materials Inc., 4.25%, 07/02/24
(Call 04/02/24)	69	72,825
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	220	229,423
4.20%, 12/01/24 (Call 09/01/24)	65	68,688
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	11	11,779
West China Cement Ltd., 4.95%, 07/08/26
(Call 07/08/24)(c)	600	556,404
		4,858,515
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	551	543,931
2.75%, 02/03/23	73	74,087
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	259	273,776
Alpek SAB de CV, 5.38%, 08/08/23(c)	400	419,752

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Bluestar Finance Holdings Ltd.
3.38%, 07/16/24(c)	$400	$409,868
3.88%, (Call 06/24/23)(a)(c)(e)	1,000	1,018,980
Braskem Finance Ltd., 6.45%, 02/03/24(d)	480	520,747
Braskem Netherlands Finance BV, 8.50%, 01/23/81
(Call 10/24/25)(a)(c)	400	457,796
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	515	493,391
3.50%, 05/08/24 (Call 04/08/24)	467	483,163
CF Industries Inc., 3.45%, 06/01/23	230	234,945
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(b)	334	341,776
5.13%, 04/01/25 (Call 03/01/25)(b)	75	81,976
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(c)	400	392,924
3.35%, (Call 09/22/23)(a)(c)(e)	600	608,436
3.38%, 06/19/24(c)	200	205,164
4.63%, 03/14/23(c)	1,804	1,857,525
4.88%, 03/14/25(c)	200	214,266
Consolidated Energy Finance SA, 6.50%, 05/15/26
(Call 02/11/22)(b)	200	203,746
Cornerstone Chemical Co., 6.75%, 08/15/24
(Call 03/03/22)(b)(d)	225	196,695
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%,
06/15/23 (Call 02/16/22)(b)	28	28,055
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,662	1,737,588
4.49%, 11/15/25 (Call 09/15/25)	970	1,049,288
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	360	378,526
Ecolab Inc., 1.65%, 02/01/27 (Call 01/01/27)	340	333,737
EI du Pont de Nemours and Co., 1.70%, 07/15/25
(Call 06/15/25)	855	849,639
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(c)	525	546,331
Eurochem Finance DAC, 5.50%, 03/13/24
(Call 12/13/23)(c)	400	411,724
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	27	28,022
Formosa Group Cayman Ltd., 3.38%, 04/22/25(c)	400	412,804
GPD Companies Inc., 10.13%, 04/01/26 (Call 04/01/22)(b)	250	263,287
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(c)	200	207,088
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26
(Call 01/15/23)(b)	280	274,400
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	1,045	1,006,011
3.20%, 05/01/23 (Call 02/01/23)	165	167,887
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
4.25%, 12/15/25 (Call 02/28/22)(b)	290	303,224
LG Chem Ltd.
1.38%, 07/07/26(c)	400	385,072
3.25%, 10/15/24(c)	200	207,588
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	68	69,688
2.70%, 02/21/23 (Call 11/21/22)	336	340,973
3.20%, 01/30/26 (Call 10/30/25)	260	272,342
LYB International Finance BV, 4.00%, 07/15/23	636	658,610
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)	575	557,405
LyondellBasell Industries NV, 5.75%, 04/15/24
(Call 01/15/24)	255	273,793
MEGlobal Canada ULC, 5.00%, 05/18/25(c)	1,000	1,074,550
Security	Par (000)	Value

Chemicals (continued)
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	$240	$248,160
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	774	805,951
Nutrien Ltd.
1.90%, 05/13/23	180	181,069
3.00%, 04/01/25 (Call 01/01/25)	101	103,870
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)	162	166,165
OCP SA
4.50%, 10/22/25(c)	400	416,508
5.63%, 04/25/24(c)	909	963,685
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26
(Call 04/11/26)(c)	400	384,476
Phosagro OAO Via Phosagro Bond Funding DAC
3.05%, 01/23/25 (Call 10/23/24)(c)	400	387,248
3.95%, 04/24/23 (Call 01/24/23)(c)	200	201,526
Polar U.S. Borrower LLC/Schenectady International
Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)	160	153,392
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	415	400,085
2.40%, 08/15/24 (Call 07/15/24)	630	640,042
3.20%, 03/15/23 (Call 02/15/23)	87	88,657
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25
(Call 03/03/22)(b)	275	279,763
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 03/03/22)(b)(d)	250	246,307
7.63%, 01/15/26 (Call 01/15/24)(b)	257	262,747
SABIC Capital II BV, 4.00%, 10/10/23(c)	500	520,350
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	200	197,886
5.88%, 03/27/24 (Call 02/27/24)	1,299	1,339,386
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26
(Call 11/01/23)(b)	400	403,200
Sherwin-Williams Co. (The), 3.13%, 06/01/24
(Call 04/01/24)	656	676,920
Sibur Securities DAC, 3.45%, 09/23/24 (Call 06/23/24)(c)	700	691,964
Syngenta Finance NV
4.44%, 04/24/23 (Call 03/24/23)(b)	360	369,238
4.89%, 04/24/25 (Call 02/24/25)(b)	540	572,216
TPC Group Inc.
10.50%, 08/01/24 (Call 03/03/22)(b)	480	319,210
10.88%, 08/01/24 (Call 08/02/22)(b)	50	52,948
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.38%, 09/01/25 (Call 03/03/22)(b)	265	268,236
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(b)	335	347,981
Unigel Luxembourg SA, 8.75%, 10/01/26
(Call 10/01/22)(c)	200	212,648
Uralkali OJSC Via Uralkali Finance DAC, 4.00%,
10/22/24(c)	600	600,258
Venator Finance Sarl/Venator Materials LLC, 5.75%,
07/15/25 (Call 03/03/22)(b)	215	203,672
WR Grace Holdings LLC, 5.63%, 10/01/24(b)	175	182,206
		33,758,546
Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(c)	800	810,520
Alliance Resource Operating Partners LP/Alliance
Resource Finance Corp., 7.50%, 05/01/25
(Call 03/03/22)(b)	210	212,428
China Shenhua Overseas Capital Co. Ltd., 3.88%,
01/20/25(c)	200	205,056
CONSOL Energy Inc., 11.00%, 11/15/25 (Call 03/03/22)(b)	50	52,015

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Coal (continued)
Coronado Finance Pty Ltd., 10.75%, 05/15/26
(Call 05/15/23)(b)	$161	$173,469
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24
(Call 03/02/22)(c)	600	594,816
Natural Resource Partners LP/NRP Finance Corp., 9.13%,
06/30/25 (Call 03/03/22)(b)	175	176,295
PIC AU Holdings LLC/PIC AU Holdings Corp., 10.00%,
12/31/24 (Call 01/30/23)(b)(d)	100	103,277
Suek Securities DAC, 3.38%, 09/15/26 (Call 06/15/26)(c)	200	189,210
		2,517,086
Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd., 3.38%,
07/24/24(c)	200	203,326
ADT Security Corp. (The), 4.13%, 06/15/23	375	380,726
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 03/03/22)(b)	270	254,888
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%,
10/15/26 (Call 10/15/23)(b)	285	284,402
Allied Universal Holdco LLC/Allied Universal Finance
Corp., 6.63%, 07/15/26 (Call 07/15/22)(b)	1,025	1,053,106
Alta Equipment Group Inc., 5.63%, 04/15/26
(Call 04/15/23)(b)	165	168,726
Aptim Corp., 7.75%, 06/15/25 (Call 02/16/22)(b)(d)	290	251,320
Ashtead Capital Inc., 1.50%, 08/12/26 (Call 07/12/26)(b)	200	192,564
Atento Luxco 1 SA, 8.00%, 02/10/26(c)	300	316,980
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)	210	221,521
Bidvest Group UK PLC (The), 3.63%, 09/23/26(c)	400	394,572
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	595	577,085
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(b)	180	186,345
Cimpress PLC, 7.00%, 06/15/26 (Call 03/03/22)(b)	310	318,984
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(c)(e)	1,000	1,023,670
4.38%, 08/06/23(c)	400	414,432
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(d)	138	139,253
8.25%, 04/15/26 (Call 04/15/24)	355	371,003
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	200	205,036
DP World Crescent Ltd., 3.91%, 05/31/23(c)	600	616,758
DP World Salaam, 6.00%, (Call 10/01/25)(a)(c)(e)	800	856,000
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)	40	39,679
3.85%, 06/15/25 (Call 05/15/25)(b)	61	63,929
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	810	824,637
2.60%, 12/15/25 (Call 11/15/25)	495	501,697
3.95%, 06/15/23 (Call 05/15/23)	264	272,089
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	316	321,565
3.30%, 12/01/26 (Call 09/01/26)(b)	15	15,646
3.80%, 11/01/25 (Call 08/01/25)(b)	320	338,246
3.85%, 11/15/24 (Call 08/15/24)(b)	255	267,161
GEMS MENASA Cayman Ltd./GEMS Education
Delaware LLC, 7.13%, 07/31/26 (Call 07/31/22)(c)	400	411,576
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	450	428,670
2.15%, 01/15/27 (Call 12/15/26)	445	436,193
2.65%, 02/15/25 (Call 01/15/25)	595	601,587
3.75%, 06/01/23 (Call 03/01/23)	442	452,431
4.00%, 06/01/23 (Call 05/01/23)	990	1,020,353
4.80%, 04/01/26 (Call 01/01/26)	466	505,018
Security	Par (000)	Value

Commercial Services (continued)
Grand Canyon University, 4.13%, 10/01/24	$164	$166,347
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(b)	1,010	972,367
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(b)	290	281,518
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(c)	800	787,320
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	281	291,408
4.00%, 03/01/26 (Call 12/01/25)(b)	256	273,336
4.13%, 08/01/23 (Call 07/01/23)	270	279,380
4.75%, 02/15/25 (Call 11/15/24)(b)	432	463,272
5.00%, 11/01/22 (Call 08/01/22)(b)	265	270,252
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	215	215,140
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%,
11/15/24 (Call 11/15/22)(c)	400	407,348
MoneyGram International Inc., 5.38%, 08/01/26
(Call 08/01/23)(b)	215	222,213
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)	126	132,755
4.88%, 02/15/24 (Call 11/15/23)	291	308,050
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25
(Call 03/03/22)(b)	255	257,124
PayPal Holdings Inc.
1.35%, 06/01/23	576	577,014
1.65%, 06/01/25 (Call 05/01/25)	625	620,613
2.40%, 10/01/24 (Call 09/01/24)	1,453	1,480,462
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)	420	433,112
5.75%, 04/15/26(b)	875	906,579
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)	409	397,618
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	1,105	1,129,951
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 03/03/22)(b)	275	279,675
RR Donnelley & Sons Co., 6.13%, 11/01/26
(Call 11/01/23)(b)	230	244,821
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	114	121,369
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	460	472,949
9.25%, 04/15/25 (Call 03/16/25)(b)	395	441,796
Shanghai Port Group BVI Development Co. Ltd., 2.40%,
09/11/24(c)	400	404,100
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.,
4.63%, 11/01/26 (Call 11/01/22)(b)	280	284,242
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	360	350,867
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 02/16/22)(b)	385	346,562
Triton Container International Ltd.
0.80%, 08/01/23(b)	595	588,520
1.15%, 06/07/24 (Call 05/07/24)(b)	600	588,324
2.05%, 04/15/26 (Call 03/15/26)(b)	705	691,224
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	135	142,291
Verscend Escrow Corp., 9.75%, 08/15/26
(Call 03/03/22)(b)	60	63,041
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26
(Call 04/15/23)(b)	445	450,273
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)	781	758,968
Zhejiang Seaport International Co. Ltd., 1.98%,
03/17/26(c)	400	392,056
		32,425,431

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers — 0.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	$4,271	$4,092,686
0.70%, 02/08/26 (Call 01/08/26)	1,545	1,482,783
0.75%, 05/11/23	1,689	1,682,784
1.13%, 05/11/25 (Call 04/11/25)	2,326	2,285,295
1.80%, 09/11/24 (Call 08/11/24)	844	851,090
2.05%, 09/11/26 (Call 07/11/26)	275	276,386
2.40%, 05/03/23	2,065	2,099,093
2.45%, 08/04/26 (Call 05/04/26)	1,105	1,129,730
2.50%, 02/09/25	332	339,882
2.75%, 01/13/25 (Call 11/13/24)	544	561,805
2.85%, 02/23/23 (Call 12/23/22)	420	427,459
2.85%, 05/11/24 (Call 03/11/24)	1,351	1,390,260
3.00%, 02/09/24 (Call 12/09/23)	1,382	1,423,571
3.20%, 05/13/25	307	321,125
3.25%, 02/23/26 (Call 11/23/25)	55	57,676
3.45%, 05/06/24	1,081	1,128,023
CA Magnum Holdings, 5.38%, 10/31/26(c)	200	203,994
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	974	1,019,836
4.90%, 10/01/26 (Call 08/01/26)	945	1,039,226
5.45%, 06/15/23 (Call 04/15/23)	474	496,373
5.85%, 07/15/25 (Call 06/15/25)	805	897,599
6.02%, 06/15/26 (Call 03/15/26)	450	510,683
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 03/03/22)(d)	255	254,153
9.38%, 07/15/25 (Call 07/15/22)(b)	345	362,195
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	260	251,963
Exela Intermediate LLC/Exela Finance Inc., 11.50%,
07/15/26 (Call 12/01/22)(b)(d)	269	171,299
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	1,120	1,065,187
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	65	67,364
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(c)	200	191,588
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	812	805,707
2.25%, 04/01/23 (Call 03/01/23)	666	672,627
4.45%, 10/02/23 (Call 09/02/23)	430	449,191
4.90%, 10/15/25 (Call 07/15/25)	1,170	1,271,708
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	895	862,691
2.20%, 06/17/25 (Call 05/17/25)	754	755,998
International Business Machines Corp.
3.00%, 05/15/24	1,528	1,575,414
3.30%, 05/15/26	255	266,799
3.38%, 08/01/23	605	623,743
3.45%, 02/19/26	1,125	1,181,824
3.63%, 02/12/24	908	945,110
7.00%, 10/30/25	65	76,543
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(b)	45	43,036
Leidos Inc.
2.95%, 05/15/23 (Call 04/15/23)	331	336,369
3.63%, 05/15/25 (Call 04/15/25)	306	318,515
Lenovo Group Ltd.
4.75%, 03/29/23(c)	400	410,792
5.88%, 04/24/25(c)	800	869,856
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,079	1,065,836
3.30%, 09/29/24 (Call 07/29/24)	155	160,247
Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman
4.75%, 06/01/23	$282	$290,319
4.75%, 01/01/25	278	289,682
4.88%, 03/01/24 (Call 01/01/24)	274	283,549
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
5.75%, 06/01/25 (Call 06/01/22)(b)	160	165,680
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	671	692,757
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,290	1,354,603
Wipro IT Services LLC, 1.50%, 06/23/26
(Call 05/23/26)(c)(d)	600	576,696
		42,426,400
Cosmetics & Personal Care — 0.1%
Avon Products Inc., 6.50%, 03/15/23	225	231,827
Colgate-Palmolive Co.
1.95%, 02/01/23	20	20,221
2.10%, 05/01/23	361	364,823
3.25%, 03/15/24	177	184,050
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)	470	470,945
6.50%, 04/15/26 (Call 03/03/22)(b)	290	294,712
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24
(Call 11/01/24)	771	779,119
Oriflame Investment Holding PLC, 5.13%, 05/04/26
(Call 05/15/23)(b)	290	260,231
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,825	1,749,536
1.00%, 04/23/26	160	155,242
3.10%, 08/15/23	299	308,045
Revlon Consumer Products Corp., 6.25%, 08/01/24
(Call 03/03/22)	100	43,481
Unilever Capital Corp.
0.38%, 09/14/23	295	290,616
0.63%, 08/12/24 (Call 08/12/22)	200	194,696
2.00%, 07/28/26	200	199,622
2.60%, 05/05/24 (Call 03/05/24)	685	698,652
3.10%, 07/30/25	250	259,863
3.25%, 03/07/24 (Call 02/07/24)	585	604,135
3.38%, 03/22/25 (Call 01/22/25)	100	104,489
		7,214,305
Distribution & Wholesale — 0.1%
Avient Corp.
5.25%, 03/15/23	299	307,474
5.75%, 05/15/25 (Call 05/15/22)(b)	330	338,778
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(c)	600	612,576
Gansu Highway Aviation, 3.50%, 06/10/24(c)	400	394,172
G-III Apparel Group Ltd., 7.88%, 08/15/25
(Call 08/15/22)(b)	205	215,748
KAR Auction Services Inc., 5.13%, 06/01/25
(Call 03/03/22)(b)	505	505,156
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(c)	600	607,560
4.50%, 08/18/25 (Call 07/18/25)(c)	200	202,272
Marubeni Corp.
1.32%, 09/18/25 (Call 08/18/25)(c)	900	871,209
3.56%, 04/26/24 (Call 03/26/24)(c)	200	206,728
3.75%, 04/17/23 (Call 03/17/23)(c)	200	204,790
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	400	383,972

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
2.50%, 07/09/24(c)	$250	$254,515
3.38%, 07/23/24(c)	200	207,868
Sumitomo Corp.
1.55%, 07/06/26(c)	400	387,084
2.60%, 07/09/24 (Call 06/09/24)(c)	500	508,340
Toyota Tsusho Corp., 2.60%, 09/19/24(c)	400	406,400
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 03/03/22)(b)(d)	328	285,042
9.00%, 11/15/26 (Call 11/15/22)(b)	470	412,152
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	460	461,523
		7,773,359
Diversified Financial Services — 2.2%
Cerdia Finanz GmbH, 10.50%, 02/15/27(b)	200	196,274
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)	200	203,286
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	500	493,770
1.65%, 10/29/24 (Call 09/29/24)	930	914,013
1.75%, 01/30/26 (Call 12/30/25)	645	623,128
2.45%, 10/29/26 (Call 09/29/26)	1,090	1,070,870
2.88%, 08/14/24 (Call 07/14/24)	520	528,814
3.15%, 02/15/24 (Call 01/15/24)	555	565,684
4.13%, 07/03/23 (Call 06/03/23)	710	731,272
4.45%, 10/01/25 (Call 08/01/25)	150	158,667
4.50%, 09/15/23 (Call 08/15/23)	485	504,318
4.88%, 01/16/24 (Call 12/16/23)	490	513,868
6.50%, 07/15/25 (Call 06/15/25)	980	1,099,580
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	3,000	2,956,710
Affiliated Managers Group Inc.
3.50%, 08/01/25	209	218,338
4.25%, 02/15/24	25	26,258
AIG Global Funding
0.45%, 12/08/23(b)	132	129,543
0.65%, 06/17/24(b)	720	700,380
0.80%, 07/07/23(b)	123	121,970
0.90%, 09/22/25(b)	545	521,925
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	256	249,060
1.88%, 08/15/26 (Call 07/15/26)	230	220,621
2.30%, 02/01/25 (Call 01/01/25)	495	492,659
2.88%, 01/15/26 (Call 12/15/25)	528	531,775
3.00%, 09/15/23 (Call 07/15/23)	499	508,331
3.25%, 03/01/25 (Call 01/01/25)	347	354,176
3.38%, 07/01/25 (Call 06/01/25)	725	741,566
3.75%, 06/01/26 (Call 04/01/26)	150	156,194
3.88%, 07/03/23 (Call 06/03/23)	578	594,039
4.25%, 02/01/24 (Call 01/01/24)	585	609,394
4.25%, 09/15/24 (Call 06/15/24)	568	594,861
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	145	149,911
4.25%, 06/15/26 (Call 04/15/26)	120	126,024
4.40%, 09/25/23 (Call 08/25/23)	468	484,857
5.00%, 04/01/23	316	327,676
5.25%, 08/11/25 (Call 07/11/25)(b)	875	942,839
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,437	1,431,841
3.88%, 05/21/24 (Call 04/21/24)	611	634,707
4.63%, 03/30/25	203	217,076
5.13%, 09/30/24	882	951,405
5.75%, 11/20/25 (Call 10/21/25)	565	621,517
5.80%, 05/01/25 (Call 04/01/25)	297	327,502
Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	$1,000	$979,510
2.50%, 07/30/24 (Call 06/30/24)	1,441	1,470,079
3.00%, 10/30/24 (Call 09/29/24)	262	270,434
3.13%, 05/20/26 (Call 04/20/26)	240	249,797
3.40%, 02/27/23 (Call 01/27/23)	1,992	2,039,390
3.40%, 02/22/24 (Call 01/22/24)	1,091	1,129,425
3.63%, 12/05/24 (Call 11/04/24)	156	163,532
3.70%, 08/03/23 (Call 07/03/23)	878	907,466
4.20%, 11/06/25 (Call 10/06/25)	548	591,807
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	149	153,436
3.70%, 10/15/24	124	130,444
4.00%, 10/15/23	670	698,843
Antares Holdings LP, 3.95%, 07/15/26 (Call 06/15/26)(b)	250	252,127
Apollo Management Holdings LP
4.00%, 05/30/24(b)	20	20,914
4.95%, 01/14/50 (Call 12/17/24)(a)(b)	285	289,412
Ares Finance Co. III LLC, 4.13%, 06/30/51
(Call 06/30/26)(a)(b)	160	159,486
ASG Finance Designated Activity Co., 7.88%, 12/03/24
(Call 03/03/22)(b)	200	199,456
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	30	28,838
1.95%, 09/20/26 (Call 08/20/26)(b)	850	810,968
3.88%, 05/01/23 (Call 04/01/23)(b)	469	479,759
4.13%, 08/01/25 (Call 06/01/25)(b)	655	680,990
4.38%, 01/30/24 (Call 12/30/23)(b)	347	359,836
4.88%, 10/01/25 (Call 07/01/25)(b)	45	47,845
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	790	759,948
2.53%, 11/18/27 (Call 10/18/27)(b)	964	916,706
2.88%, 02/15/25 (Call 01/15/25)(b)	605	610,669
3.95%, 07/01/24 (Call 06/01/24)(b)	428	442,175
4.25%, 04/15/26 (Call 03/15/26)(b)	730	757,214
4.38%, 05/01/26 (Call 03/01/26)(b)	360	378,673
5.25%, 05/15/24 (Call 04/15/24)(b)	293	310,234
5.50%, 01/15/26 (Call 12/15/25)(b)	185	200,984
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(c)	200	188,486
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	600	604,560
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	368	379,047
5.38%, 07/24/23	380	396,728
Blackstone Holdings Finance Co. LLC, 4.75%, 02/15/23(b)	72	74,512
Blackstone Private Credit Fund, 2.70%, 01/15/25
(Call 11/15/24)(b)	1,000	990,900
Blue Bright Ltd., 2.38%, 02/09/26(c)	400	387,168
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(c)	600	581,766
2.63%, 01/17/25 (Call 12/17/24)(c)	400	403,620
2.75%, 12/02/23(c)	800	811,800
3.25%, 04/29/25 (Call 03/29/25)(b)	900	925,020
3.50%, 10/10/24 (Call 09/10/24)(c)	200	207,018
4.00%, 01/25/24 (Call 12/25/23)(c)	400	414,304
4.38%, 05/02/23(c)	200	206,124
Bocom International Blossom Ltd.Co., 1.75%, 06/28/26(c)	200	194,468
Bocom Leasing Management, 1.13%, 06/18/24(c)	200	195,594
Bocom Leasing Management Hong Kong Co. Ltd.
1.75%, 07/14/23 (Call 06/14/23)(c)	200	199,282

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.38%, 01/22/24(c)	$400	$418,040
Brightsphere Investment Group Inc., 4.80%, 07/27/26	140	142,292
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	977	1,020,486
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27 (Call 01/15/24)(b)	150	150,335
Cantor Fitzgerald LP, 4.88%, 05/01/24 (Call 04/01/24)(b)	320	338,419
Capital One Bank USA N.A., 2.28%, 01/28/26
(Call 01/28/25), (SOFR + 0.911%)(a)	1,000	1,004,530
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23)(a)	1,005	999,392
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	1,000	972,500
2.60%, 05/11/23 (Call 04/11/23)	577	585,130
3.20%, 02/05/25 (Call 01/05/25)	342	353,180
3.30%, 10/30/24 (Call 09/30/24)	1,261	1,306,119
3.50%, 06/15/23	1,248	1,281,908
3.75%, 04/24/24 (Call 03/24/24)	432	449,859
3.90%, 01/29/24 (Call 12/29/23)	1,142	1,188,354
4.20%, 10/29/25 (Call 09/29/25)	215	228,341
4.25%, 04/30/25 (Call 03/31/25)	35	37,280
Caterpillar Financial Services Corp., 1.70%, 01/08/27	1,000	986,380
CCBL Cayman 1 Corp., 1.80%, 07/22/26(c)	400	388,052
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26(c)	200	192,110
1.99%, 07/21/25(c)	200	197,464
3.50%, 05/16/24(c)	400	412,940
CDBL Funding 1
3.00%, 04/24/23(c)	400	404,016
4.25%, 12/02/24(c)	400	419,712
CDBL Funding 2, 2.00%, 03/04/26(c)	600	586,326
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	760	748,478
0.90%, 03/11/26 (Call 02/11/26)	1,821	1,750,145
1.15%, 05/13/26 (Call 04/13/26)	1,164	1,126,461
3.00%, 03/10/25 (Call 12/10/24)	258	266,424
3.45%, 02/13/26 (Call 11/13/25)	300	316,890
3.55%, 02/01/24 (Call 01/01/24)	340	353,600
3.63%, 04/01/25 (Call 01/01/25)	10	10,500
3.75%, 04/01/24 (Call 03/02/24)	136	141,492
3.85%, 05/21/25 (Call 03/21/25)	184	194,700
4.20%, 03/24/25 (Call 02/24/25)	453	485,743
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(c)	400	382,372
2.00%, 03/18/23 (Call 02/18/23)(c)	700	697,438
2.50%, 03/18/25 (Call 02/18/25)(c)	400	395,828
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(c)	1,000	1,042,580
China Cinda Finance 2017 I Ltd.
3.88%, 02/08/23(c)	600	609,258
4.10%, 03/09/24(c)	400	412,552
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25)(a)(c)	600	602,292
China Great Wall International Holdings IV Ltd., 3.95%,
(Call 07/31/24)(a)(c)(e)	200	205,000
China Greatt Wall International lll Co., 4.38%, 05/25/23(c)	400	409,760
CICC Hong Kong Finance 2016 MTN Ltd.
1.06%, 02/18/23, (3 mo. LIBOR US + 0.900%)(a)(c)	1,000	996,740
1.63%, 01/26/24(c)	600	592,800
2.00%, 01/26/26(c)	400	392,240
CITIC Securities Finance MTN Co. Ltd.
1.75%, 06/03/23(c)	200	199,486
2.00%, 06/03/25(c)	600	589,608
Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup Global Markets Holdings Inc./United States,
3.50%, 06/12/24(c)(g)	$2	$2,103
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(c)	400	388,400
1.73%, 09/10/24(c)	200	200,464
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	471	488,446
CMS International Gemstone Ltd., 1.30%, 09/16/24(c)	400	388,548
CNG Holdings Inc., 12.50%, 06/15/24 (Call 03/03/22)(b)	150	141,263
Coastal Emerald Ltd., 4.30%, (Call 08/01/24)(a)(c)(e)	600	587,970
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 02/11/22)(b)	280	283,380
6.63%, 03/15/26 (Call 03/15/22)	200	206,146
CSCIF Asia Ltd., 1.13%, 06/10/24(c)	600	587,688
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(c)	600	610,158
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	425	444,325
3.95%, 11/06/24 (Call 08/06/24)	205	215,027
4.50%, 01/30/26 (Call 11/30/25)	140	150,717
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(c)	200	201,550
Eaton Vance Corp., 3.63%, 06/15/23	125	128,651
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	400	424,176
Enova International Inc.
8.50%, 09/01/24 (Call 03/03/22)(b)	123	124,167
8.50%, 09/15/25 (Call 03/03/22)(b)	255	262,025
Far East Horizon Ltd.
2.63%, 03/03/24(c)	400	385,704
3.38%, 02/18/25(c)	200	191,802
Finance of America Funding LLC, 7.88%, 11/15/25
(Call 11/15/22)(b)	180	176,168
Franklin Resources Inc., 2.85%, 03/30/25	86	88,593
GFH Sukuk Ltd., 7.50%, 01/28/25(c)	200	201,992
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24
(Call 03/03/22), (7.25% PIK)(b)(f)	919	861,044
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(b)	170	169,116
5.38%, 12/01/24 (Call 03/03/22)(b)	320	327,366
Gtlk Europe Capital DAC
4.95%, 02/18/26(c)	400	375,176
5.95%, 04/17/25(c)	200	194,646
GTLK Europe DAC, 5.13%, 05/31/24(c)	200	193,760
Guangxi Financial Investment Group Co. Ltd., 3.60%,
11/18/23(c)	200	188,052
Guotai Junan Holdinges Co., 2.00%, 04/21/26(c)	200	196,220
Guotai Junan International Holdinges Co., 2.00%,
03/03/26(c)	200	195,678
Haitong International Finance Holdings 2015 Ltd., 2.11%,
03/12/25(c)	400	393,452
Haitong International Securities Group Ltd.
2.13%, 07/02/23(c)	600	598,626
3.38%, 07/19/24(c)	400	409,664
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	500	494,300
Home Point Capital Inc., 5.00%, 02/01/26
(Call 02/01/23)(b)	285	247,765
Horse Gallop Finance Ltd., 1.70%, 07/28/25(c)	600	589,644
ICBCIL Finance Co. Ltd.
1.21%, 11/20/24(a)(c)	200	200,026
1.25%, 08/02/24(c)	200	195,546
1.26%, 05/15/23, (3 mo. LIBOR US + 1.1%)(a)(c)	400	400,740
1.63%, 11/02/24(c)	400	393,912
1.75%, 08/25/25(c)	800	783,184

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
1.75%, 08/02/26(c)	$200	$192,346
2.25%, 11/02/26(c)	200	195,940
3.63%, 05/19/26(c)	200	208,190
3.75%, 03/05/24(c)	400	413,404
Intercontinental Exchange Inc.
0.70%, 06/15/23	412	408,861
3.45%, 09/21/23 (Call 08/21/23)	128	131,992
3.75%, 12/01/25 (Call 09/01/25)	900	956,547
4.00%, 10/15/23	397	413,952
Inventive Global Investments Ltd.
1.60%, 09/01/26(c)	200	193,030
1.65%, 09/03/25(c)	800	781,776
Invesco Finance PLC
3.75%, 01/15/26	100	106,330
4.00%, 01/30/24	400	417,672
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	64	69,036
Jefferson Capital Holdings LLC, 6.00%, 08/15/26
(Call 08/15/23)(b)	155	155,183
JIC Zhixin Ltd., 1.50%, 08/27/25(c)	400	388,564
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(c)	400	386,044
2.88%, 09/24/24(c)	600	603,906
Korea Investment & Securities Co. Ltd.
1.38%, 07/19/24(c)	200	196,274
2.13%, 07/19/26(c)	200	195,260
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/23(c)	400	398,296
Lazard Group LLC, 3.75%, 02/13/25	124	129,700
LD Holdings Group LLC, 6.50%, 11/01/25
(Call 11/01/22)(b)	275	260,870
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	420	427,375
Legend Fortune Ltd., 1.38%, 06/02/24(c)	600	590,796
Legg Mason Inc., 4.75%, 03/15/26	125	137,320
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)	160	163,827
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	1,560	1,523,792
1.38%, 04/06/26 (Call 03/06/26)(b)	5,640	5,417,558
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	802	809,828
3.38%, 04/01/24	708	736,816
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/25(c)	1,000	1,004,570
3.38%, 05/07/24(c)	200	205,334
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	200	206,172
3.96%, 09/19/23 (Call 08/19/23)(b)	645	667,117
Muthoot Finance Ltd., 4.40%, 09/02/23(c)	200	201,116
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	70	74,666
4.25%, 06/01/24 (Call 03/01/24)	625	657,150
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27
(Call 01/15/23)(b)	93	96,491
Navient Corp.
5.50%, 01/25/23	149	152,133
5.88%, 10/25/24	260	269,701
6.13%, 03/25/24	480	500,160
6.75%, 06/25/25	320	338,784
6.75%, 06/15/26	270	285,927
7.25%, 09/25/23	180	190,278
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(c)	200	194,626
Security	Par (000)	Value

Diversified Financial Services (continued)
Nomura Holdings Inc.
1.65%, 07/14/26	$835	$802,719
1.85%, 07/16/25	1,090	1,074,358
2.33%, 01/22/27	1,000	982,260
2.65%, 01/16/25	825	836,608
Nuveen Finance LLC, 4.13%, 11/01/24(b)	760	804,954
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(c)	200	192,830
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	375	356,640
5.63%, 03/15/23	450	464,125
6.13%, 03/15/24 (Call 09/15/23)	711	744,730
6.88%, 03/15/25	680	737,936
7.13%, 03/15/26	870	956,869
8.25%, 10/01/23	296	323,066
8.88%, 06/01/25 (Call 06/01/22)	325	345,290
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	502,135
ORIX Corp.
3.25%, 12/04/24	261	269,772
4.05%, 01/16/24	905	943,535
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27(b)	65	66,355
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	706	723,572
5.50%, 02/15/24(b)	228	241,664
PennyMac Financial Services Inc., 5.38%, 10/15/25
(Call 10/15/22)(b)	335	332,163
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	220	225,991
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(c)	400	367,196
Pioneer Reward Ltd., 2.00%, 04/09/26(c)	600	586,878
Power Finance Corp. Ltd.
3.25%, 09/16/24(c)	200	203,376
3.75%, 06/18/24(c)	200	205,468
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(c)	600	692,316
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)	150	158,852
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	245	246,593
Provident Funding Associates LP/PFG Finance Corp.,
6.38%, 06/15/25 (Call 03/03/22)(b)	175	178,920
REC Ltd.
2.25%, 09/01/26(c)	200	192,026
3.38%, 07/25/24(c)	400	406,724
3.50%, 12/12/24(c)	400	408,588
4.75%, 05/19/23(c)	400	411,800
5.25%, 11/13/23(c)	200	209,534
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
2.88%, 10/15/26 (Call 10/15/23)(b)	625	595,575
Sarana Multi Infrastrukt, 2.05%, 05/11/26(c)	200	188,452
SF Holding Investment Ltd., 2.38%, 11/17/26(c)	200	196,946
Shinhan Card Co. Ltd.
1.38%, 10/19/25(c)	200	194,454
1.38%, 06/23/26(c)	200	192,236
Shriram Transport Finance Co. Ltd.
4.40%, 03/13/24(c)	600	592,890
5.10%, 07/16/23(c)	200	200,836
SIHC International Capital Ltd., 4.35%, 09/26/23(c)	200	205,750
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	275	264,800
4.20%, 10/29/25 (Call 09/29/25)	340	349,445
Starwood Property Trust, 4.38%, 01/15/27	255	253,949

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
State Elite Global Ltd., 1.03%, 10/24/24,
(3 mo. LIBOR US + 0.770%)(a)(c)	$200	$200,160
Stifel Financial Corp., 4.25%, 07/18/24	100	105,181
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(b)	190	201,451
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%,
01/22/25 (Call 12/22/24)(c)	200	201,346
Sumitomo Mitsui Financial Group Inc., 2.17%, 01/14/27	355	351,436
Sunrise Cayman Ltd., 5.25%, 03/11/24(c)	200	205,006
SURA Asset Management SA, 4.88%, 04/17/24(c)	206	214,965
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	1,254	1,311,734
4.38%, 03/19/24 (Call 02/19/24)	405	423,168
4.50%, 07/23/25 (Call 04/23/25)	613	650,926
TMX Finance LLC/TitleMax Finance Corp., 11.13%,
04/01/23 (Call 03/03/22)(b)	164	164,968
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(b)	435	421,772
5.75%, 06/15/27 (Call 06/15/24)(b)	145	137,199
USAA Capital Corp., 0.50%, 05/01/24(b)	625	611,537
Vertex Capital Investment Ltd., 4.75%, 04/03/24(c)	600	630,258
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	805	844,316
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	1,505	1,447,283
2.85%, 01/10/25 (Call 12/10/24)	644	657,286
4.25%, 06/09/23 (Call 05/09/23)	447	461,554
World Acceptance Corp., 7.00%, 11/01/26
(Call 11/01/23)(b)	160	153,558
Xingcheng Bvi Ltd., 2.38%, 10/08/26(c)	200	193,350
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24
(Call 07/25/24)(c)	200	195,192
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(c)	400	377,108
Yieldking Investment Ltd., 2.80%, 08/18/26(c)	200	198,684
		140,315,749
Electric — 1.5%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(c)	400	418,340
4.38%, 04/23/25(c)	700	751,191
4.38%, 06/22/26(c)	600	653,514
Adani Green Energy Ltd., 4.38%, 09/08/24(c)	400	401,116
Adani Transmission Ltd., 4.00%, 08/03/26(c)	200	207,310
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(a)(c)	600	612,870
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	665	636,398
3.30%, 07/15/25 (Call 06/15/25)(b)	515	530,002
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	175	181,594
Alliant Energy Finance LLC, 3.75%, 06/15/23
(Call 05/15/23)(b)	422	433,601
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	750	737,655
2.50%, 09/15/24 (Call 08/15/24)	654	663,287
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	92	95,442
American Electric Power Co. Inc.
2.03%, 03/15/24	380	380,376
3.88%, 02/15/62 (Call 11/15/26)(a)	600	588,828
Series M, 0.75%, 11/01/23 (Call 03/03/22)	200	197,462
Series N, 1.00%, 11/01/25 (Call 10/01/25)	80	76,937
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	80	83,730
Arizona Public Service Co., 3.15%, 05/15/25
(Call 02/15/25)	130	134,040
Security	Par (000)	Value

Electric (continued)
Ausgrid Finance Pty Ltd., 3.85%, 05/01/23
(Call 02/01/23)(b)	$243	$248,144
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	99	101,946
3.20%, 04/15/25 (Call 03/15/25)	509	526,367
Baltimore Gas & Electric Co., 3.35%, 07/01/23
(Call 04/01/23)	619	633,293
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	243	251,663
4.05%, 04/15/25 (Call 03/15/25)	1,414	1,507,762
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	505	526,069
Calpine Corp., 5.25%, 06/01/26 (Call 03/03/22)(b)	215	219,132
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24
(Call 12/05/23)(c)	800	887,800
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	180	174,074
2.50%, 09/01/24 (Call 08/01/24)	139	140,995
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)	300	300,033
CGNPC International Ltd.
2.75%, 07/02/24(c)	800	811,288
3.88%, 09/11/23(c)	200	206,104
China Clean Energy Development Ltd., 4.00%, 11/05/25(c)	400	419,228
China Huadian Overseas Co., 3.88%, 05/17/23(c)	600	615,846
China Huadian Overseas Development 2018 Ltd., 3.38%,
(Call 06/23/25)(a)(c)(e)	400	410,840
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(c)(e)	400	415,424
China Huaneng Group Hong Kong Treasury Management
Holding Ltd.
1.60%, 01/20/26(c)	400	390,608
2.60%, 12/10/24(c)	400	406,704
2.85%, (Call 12/09/23)(a)(c)(e)	600	606,990
3.08%, (Call 12/09/25)(a)(c)(e)	200	202,254
Chugoku Electric Power Co. Inc. (The), 2.40%, 08/27/24(c)	500	505,330
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	73	79,688
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(a)(c)(e)	200	204,564
CLP Power Hong Kong Financing Ltd., 2.88%, 04/26/23(c)	200	203,166
Comision Federal de Electricidad, 4.88%, 01/15/24(c)	600	628,914
Connecticut Light & Power Co. (The), Series A, 0.75%,
12/01/25 (Call 11/01/25)	20	19,120
Consolidated Edison Inc., Series A, 0.65%, 12/01/23
(Call 03/03/22)	150	147,572
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	239	245,367
Delmarva Power & Light Co., 3.50%, 11/15/23
(Call 08/15/23)	187	193,188
Dominion Energy Inc.
3.07%, 08/15/24(g)	677	694,358
3.90%, 10/01/25 (Call 07/01/25)	120	127,235
Series A, 1.45%, 04/15/26 (Call 03/15/26)	930	901,802
Series A, 3.30%, 03/15/25 (Call 02/15/25)	610	629,367
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	230	235,377
Drax Finco PLC, 6.63%, 11/01/25 (Call 02/11/22)(b)	200	205,018
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	6	6,255
3.65%, 03/15/24 (Call 12/15/23)	42	43,577
DTE Energy Co.
Series C, 2.53%, 10/01/24	385	391,302
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,291	1,244,885

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	$283	$286,959
3.05%, 03/15/23 (Call 02/15/23)	409	417,082
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,176	1,125,573
3.75%, 04/15/24 (Call 01/15/24)	944	980,873
3.95%, 10/15/23 (Call 07/15/23)	229	237,049
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	70	72,249
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	120	124,981
3.38%, 09/01/23 (Call 08/01/23)	384	395,351
Edison International
2.95%, 03/15/23 (Call 01/15/23)	819	828,156
3.55%, 11/15/24 (Call 10/15/24)	1,261	1,306,787
4.95%, 04/15/25 (Call 03/15/25)	658	705,165
EDP Finance BV, 3.63%, 07/15/24(b)	535	552,441
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,280	1,340,966
5.25%, (Call 01/29/23)(a)(b)(e)	600	609,828
5.63%, (Call 01/22/24)(a)(b)(e)	800	820,496
Emera U.S. Finance LP
0.83%, 06/15/24	180	175,385
3.55%, 06/15/26 (Call 03/15/26)	185	193,175
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	55	57,987
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	940	899,580
2.65%, 09/10/24(b)	625	633,794
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)	225	232,236
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	375	390,465
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	326	311,522
2.95%, 09/01/26 (Call 06/01/26)	100	102,786
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	18	19,601
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	395	407,363
5.40%, 11/01/24	62	68,082
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(c)	400	406,160
7.13%, 02/11/25(c)	800	810,632
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	818	826,098
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	45	45,944
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	56	56,815
3.65%, 08/15/25 (Call 05/15/25)	60	63,090
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	264	267,477
Series H, 3.15%, 01/15/25 (Call 10/15/24)	139	143,754
Series L, 2.90%, 10/01/24 (Call 08/01/24)	482	493,409
Series N, 3.80%, 12/01/23 (Call 11/01/23)	490	508,551
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	675	644,436
Series U, 1.40%, 08/15/26 (Call 07/15/26)	150	144,518
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	681	713,368
3.95%, 06/15/25 (Call 03/15/25)	448	472,174
Exelon Generation Co. LLC, 3.25%, 06/01/25
(Call 05/01/25)	196	202,921
Security	Par (000)	Value

Electric (continued)
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	$421	$413,569
Series A, 1.60%, 01/15/26 (Call 12/15/25)	250	236,943
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	24	24,318
2.85%, 04/01/25 (Call 03/01/25)	1,900	1,955,138
3.13%, 12/01/25 (Call 06/01/25)	30	31,286
3.25%, 06/01/24 (Call 12/01/23)	25	25,810
Georgia Power Co.
Series A, 2.10%, 07/30/23	568	573,123
Series A, 2.20%, 09/15/24 (Call 08/15/24)	657	662,190
Greenko Investment Co., 4.88%, 08/16/23
(Call 03/02/22)(c)	200	200,776
Guangzhou Development District Holding Group Co. Ltd., 2.60%, 12/15/23(c)	600	603,822
Hengjian International Investment Ltd., 1.88%, 06/23/25(c)	200	194,924
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(c)	200	205,734
Iberdrola International BV, 5.81%, 03/15/25	21	23,528
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)	655	678,272
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	91	94,574
Israel Electric Corp. Ltd.
6.88%, 06/21/23(c)	600	642,012
Series 6, 5.00%, 11/12/24(b)	600	645,294
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	50	51,998
3.65%, 06/15/24 (Call 03/15/24)	60	62,074
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	421	441,578
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(c)	200	203,074
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(c)	200	198,936
3.88%, 07/19/23(c)	400	414,424
Korea Electric Power Corp., 1.13%, 06/15/25(c)	600	585,306
Korea Hydro & Nuclear Power Co. Ltd., 3.75%,
07/25/23(c)	600	620,520
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(c)	200	192,998
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(c)	200	190,484
Korea Western Power Co. Ltd., 3.75%, 06/07/23(c)	200	206,318
Lamar Funding Ltd., 3.96%, 05/07/25(c)	714	709,787
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(b)	200	197,330
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	352	367,720
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(d)	105	107,888
Monongahela Power Co., 4.10%, 04/15/24
(Call 01/15/24)(b)	363	377,908
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	210	201,023
1.88%, 02/07/25	500	499,985
2.70%, 02/15/23 (Call 12/15/22)	407	412,926
2.85%, 01/27/25 (Call 10/27/24)	100	102,949
2.95%, 02/07/24 (Call 12/07/23)	449	460,212
3.40%, 11/15/23 (Call 08/15/23)	9	9,276
4.75%, 04/30/43 (Call 04/30/23),
(3 mo. LIBOR US + 2.910%)(a)	130	130,866
Series D, 1.00%, 10/18/24	420	413,263
NextEra Energy Capital Holdings Inc.
0.65%, 03/01/23	1,163	1,157,546
1.88%, 01/15/27 (Call 12/15/26)	1,780	1,744,240

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	$275	$277,472
4.25%, 07/15/24 (Call 04/15/24)(b)	350	360,265
Niagara Mohawk Power Corp., 3.51%, 10/01/24
(Call 07/01/24)(b)	191	197,838
Northern States Power Co./MN, 2.60%, 05/15/23
(Call 11/15/22)	306	309,283
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	385	377,658
3.75%, 06/15/24 (Call 05/15/24)(b)	390	400,046
6.63%, 01/15/27 (Call 02/16/22)	125	129,151
NTPC Ltd.
3.75%, 04/03/24(c)	400	411,256
4.25%, 02/26/26(c)	200	211,082
4.38%, 11/26/24(c)	200	210,156
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	1,073	1,017,376
2.75%, 06/01/24 (Call 05/01/24)	287	293,790
2.95%, 04/01/25 (Call 01/01/25)	57	58,675
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 02/11/22)	127	125,809
2.95%, 03/01/26 (Call 12/01/25)	1,180	1,176,059
3.15%, 01/01/26	1,870	1,874,806
3.25%, 06/15/23 (Call 03/15/23)	230	232,427
3.40%, 08/15/24 (Call 05/15/24)	215	219,107
3.45%, 07/01/25	459	468,864
3.50%, 06/15/25 (Call 03/15/25)	600	613,116
3.75%, 02/15/24 (Call 11/15/23)	409	418,452
3.85%, 11/15/23 (Call 08/15/23)	217	221,427
4.25%, 08/01/23 (Call 07/01/23)	390	399,801
PacifiCorp.
2.95%, 06/01/23 (Call 03/01/23)	66	67,066
3.60%, 04/01/24 (Call 01/01/24)	100	103,874
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	450	436,401
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)	380	394,265
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	10,303
Public Service Co. of New Hampshire, 3.50%, 11/01/23
(Call 08/01/23)	43	44,287
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	62	59,674
2.38%, 05/15/23 (Call 02/15/23)	56	56,650
3.25%, 09/01/23 (Call 08/01/23)	335	344,062
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	243	232,143
0.84%, 11/08/23 (Call 05/08/22)	600	595,236
2.88%, 06/15/24 (Call 05/15/24)	417	425,915
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	125	130,445
San Diego Gas & Electric Co., Series NNN, 3.60%,
09/01/23 (Call 06/01/23)	76	78,244
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(c)	650	666,250
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(c)	600	627,438
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(c)	600	626,556
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(c)	450	441,121
Sempra Energy, 4.13%, 04/01/52 (Call 01/01/27)(a)	500	488,140
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(c)(e)	400	389,020
6.50%, (Call 04/25/24)(a)(c)(e)	400	399,360
7.00%, (Call 10/21/25)(a)(c)(e)	600	606,708
Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
0.70%, 04/03/23	$90	$89,124
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	265	254,578
Series C, 3.50%, 10/01/23 (Call 07/01/23)	290	297,914
Series D, 3.40%, 06/01/23 (Call 05/01/23)	205	209,446
Series E, 3.70%, 08/01/25 (Call 06/01/25)	314	328,654
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	1,073	1,092,883
3.25%, 07/01/26 (Call 04/01/26)	360	373,925
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	597	583,239
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	500	484,625
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	604	608,705
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	265	252,770
4.15%, 12/01/25 (Call 09/01/25)	530	564,461
Southwestern Electric Power Co., Series N, 1.65%,
03/15/26 (Call 02/15/26)	360	351,439
Southwestern Public Service Co., 3.30%, 06/15/24
(Call 12/15/23)	25	25,792
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	200	210,226
SPIC Luxembourg Latin America Renewable Energy
Investment Co. Sarl, 4.65%, 10/30/23(c)	200	208,040
SPIC MTN Co. Ltd., 1.63%, 07/27/25(c)	800	781,480
State Grid Overseas Investment 2013 Ltd., 3.13%,
05/22/23(c)	800	816,920
State Grid Overseas Investment 2014 Ltd., 4.13%,
05/07/24(c)	800	842,856
State Grid Overseas Investment 2016 Ltd.
2.88%, 05/18/26(c)	400	414,172
3.75%, 05/02/23(c)	700	719,488
State Grid Overseas Investment Co., 1.13%, 09/08/26(c)	200	192,252
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(c)	400	445,336
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 03/03/22)	253	109,271
10.50%, 01/15/26 (Call 03/03/22)(b)(d)	290	134,792
Terraform Global Operating LLC, 6.13%, 03/01/26
(Call 03/03/22)(b)	200	202,916
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(c)	600	582,846
2.30%, 10/16/24 (Call 09/16/24)(c)	600	605,574
3.15%, 06/02/26(c)	400	414,992
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(c)	200	209,282
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)	100	102,839
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	50	51,790
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(c)	300	302,805
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	43	44,437
Series A, 3.10%, 05/15/25 (Call 02/15/25)	132	136,491
Series A, 3.15%, 01/15/26 (Call 10/15/25)	220	228,886
Series C, 2.75%, 03/15/23 (Call 12/15/22)	257	260,380
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,600	1,633,184
5.50%, 09/01/26 (Call 02/11/22)(b)	500	509,430
WEC Energy Group Inc.
0.55%, 09/15/23	28	27,545
0.80%, 03/15/24 (Call 02/15/24)	642	629,539
3.55%, 06/15/25 (Call 03/15/25)	7	7,279
Wisconsin Electric Power Co., 2.05%, 12/15/24
(Call 11/15/24)	339	342,190

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	$317	$312,194
1.75%, 03/15/27 (Call 02/15/27)	1,000	973,840
3.30%, 06/01/25 (Call 12/01/24)	386	401,259
		96,458,723
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	148	149,699
3.15%, 06/01/25 (Call 03/01/25)	168	174,784
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	95	96,589
Johnson Electric Holding, 4.13%, 07/30/24(c)	200	207,386
Vontier Corp, 1.80%, 04/01/26 (Call 03/01/26)	460	442,092
WESCO Distribution Inc., 7.13%, 06/15/25
(Call 06/15/22)(b)	800	837,528
		1,908,078
Electronics — 0.2%
AAC Technologies Holding SR, 2.63%, 06/02/26
(Call 05/02/26)(c)	200	191,694
AAC Technologies Holdings Inc., 3.00%, 11/27/24
(Call 11/27/22)(c)	400	397,192
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	326	335,148
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)	260	267,142
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	291	292,615
3.20%, 04/01/24 (Call 02/01/24)	134	137,996
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	490	503,534
4.00%, 04/01/25 (Call 01/01/25)	73	76,685
4.50%, 03/01/23 (Call 12/01/22)	115	117,732
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	150	160,866
Competition Team Technologies Ltd., 3.75%, 03/12/24(c)	200	207,966
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	110	115,161
4.75%, 06/15/25 (Call 03/15/25)	40	42,918
5.00%, 02/15/23	335	347,187
Foxconn Far East Ltd., 1.63%, 10/28/25(c)	800	785,920
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	500	477,095
1.35%, 06/01/25 (Call 05/01/25)	400	394,896
2.30%, 08/15/24 (Call 07/15/24)	920	935,842
3.35%, 12/01/23	43	44,497
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	60	62,393
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	595	580,625
Keysight Technologies Inc., 4.55%, 10/30/24
(Call 07/30/24)	126	134,301
Legrand France SA, 8.50%, 02/15/25	276	328,418
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	225	240,858
Sensata Technologies BV
4.88%, 10/15/23(b)	290	297,250
5.00%, 10/01/25(b)	370	389,876
5.63%, 11/01/24(b)	225	240,383
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(b)	597	583,627
1.75%, 08/09/26 (Call 07/09/26)(b)	570	549,657
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	598	617,573
4.75%, 12/01/24 (Call 09/01/24)	400	426,256
Security	Par (000)	Value

Electronics (continued)
Tyco Electronics Group SA, 3.45%, 08/01/24
(Call 05/01/24)	$65	$67,447
		10,350,750
Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(c)	200	212,410
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(c)	400	384,536
1.88%, 09/17/25 (Call 08/17/25)(c)	600	590,280
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(c)	591	581,662
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(c)	200	201,336
5.95%, 07/29/26 (Call 07/29/22)(c)	200	207,202
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25
(Call 03/02/22)(c)	400	315,400
ReNew Power Synthetic, 6.67%, 03/12/24
(Call 03/02/22)(c)	400	411,160
SK Battery America Inc.
1.63%, 01/26/24(c)	200	197,038
2.13%, 01/26/26(c)	400	385,608
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)	210	202,417
		3,689,049
Engineering & Construction — 0.2%
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	530	542,201
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26
(Call 06/02/26)(c)	400	389,900
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 03/03/22)(b)	565	536,411
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%,
02/01/26 (Call 02/01/23)(b)	195	197,488
CCCI Treasure Ltd., 3.43%, (Call 11/21/24)(a)(c)(e)	400	406,172
China Railway Resources Huitung Ltd., 3.85%,
02/05/23(c)	200	203,810
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(c)	400	412,264
China State Construction Finance Cayman I Ltd., 3.40%,
(Call 06/08/26)(a)(c)(e)	400	401,704
China State Construction Finance Cayman III Ltd., 4.00%,
(Call 12/03/24)(a)(c)(e)	200	205,482
Chongqing International Logistics Hub Park Construction
Co. Ltd., 4.30%, 09/26/24(c)	200	186,022
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(c)	600	586,986
CRCC Yuxiang Ltd., 3.50%, 05/16/23(c)	200	203,818
Delhi International Airport Ltd., 6.13%, 10/31/26(c)	200	198,054
Dianjian Haiyu Ltd.
3.45%, (Call 09/29/25)(a)(c)(e)	600	606,726
4.30%, (Call 06/20/24)(a)(c)(e)	600	621,222
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(d)	336	344,628
Fujian Zhanglong Group Co. Ltd., 3.45%, 12/19/23(c)	400	405,392
Henan Water Conservancy Investment Group Co. Ltd.,
2.80%, 09/18/25(c)	400	401,500
Hongkong International Qingdao Co. Ltd.
3.99%, 04/27/23(c)	400	403,056
4.00%, 10/08/24(c)	200	200,096
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	165	165,599
Powerchina Roadbridge Group British Virgin Islands Ltd.,
3.08%, (Call 04/01/26)(a)(c)(e)	200	199,938
Shuifa International Holdings BVI Co. Ltd., 4.30%,
05/08/23(c)	200	193,022

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	$23	$23,818
3.63%, 04/28/26 (Call 01/28/26)(b)	200	209,660
3.90%, 03/22/23(b)	345	354,029
Tutor Perini Corp., 6.88%, 05/01/25 (Call 02/16/22)(b)(d)	290	287,709
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(c)	400	406,640
Yongda Investment Ltd., 2.25%, 06/16/25(c)	600	591,420
Yun-Top International Investment Co. BVI Ltd., 5.10%,
07/21/23(c)	400	394,852
		10,279,619
Entertainment — 0.2%
AMC Entertainment Holdings Inc.
10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(f)	50	46,713
10.50%, 04/15/25 (Call 04/15/22)(b)	185	195,445
10.50%, 04/24/26 (Call 06/15/22)(b)(d)	175	185,169
Banijay Entertainment SASU, 5.38%, 03/01/25
(Call 03/03/22)(b)	200	201,682
Caesars Entertainment Inc., 6.25%, 07/01/25
(Call 07/01/22)(b)	1,770	1,834,534
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%,
07/01/25 (Call 07/01/22)(b)	510	525,300
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(b)	175	181,562
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op, 5.50%, 05/01/25
(Call 05/01/22)(b)	515	529,343
Cinemark USA Inc.
5.88%, 03/15/26 (Call 03/15/23)(b)	275	269,899
8.75%, 05/01/25 (Call 05/01/22)(b)	110	115,727
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	200	202,570
Golden Entertainment Inc., 7.63%, 04/15/26
(Call 04/15/22)(b)	206	213,822
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	375	375,780
6.50%, 02/15/25 (Call 08/15/24)(b)	575	614,813
Jacobs Entertainment Inc., 7.88%, 02/01/24
(Call 02/24/22)(b)	194	198,443
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 03/03/22)(b)	290	291,598
5.63%, 03/15/26 (Call 03/03/22)(b)	175	178,566
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(b)	220	230,017
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 02/16/22)(b)(d)	225	229,999
8.00%, 02/01/26 (Call 02/01/23)(b)	630	640,874
Penn National Gaming Inc., 5.63%, 01/15/27
(Call 03/03/22)(b)	200	204,968
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)	132	136,867
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%,
11/01/26 (Call 11/01/22)(b)	205	203,020
Scientific Games International Inc.
5.00%, 10/15/25 (Call 03/03/22)(b)	627	640,832
8.25%, 03/15/26 (Call 03/15/22)(b)	555	579,975
8.63%, 07/01/25 (Call 07/01/22)(b)	285	301,518
SeaWorld Parks & Entertainment Inc., 8.75%, 05/01/25
(Call 05/01/22)(b)	120	126,310
Six Flags Entertainment Corp., 4.88%, 07/31/24
(Call 03/03/22)(b)	563	564,160
Six Flags Theme Parks Inc., 7.00%, 07/01/25
(Call 07/01/22)(b)	347	362,060
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(b)	310	321,752
Security	Par (000)	Value

Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 04/15/25 (Call 04/15/22)(b)	$325	$338,396
		11,041,714
Environmental Control — 0.1%
FS Luxembourg Sarl, 10.00%, 12/15/25(c)	600	639,708
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(b)	410	409,828
4.25%, 06/01/25 (Call 06/01/22)(b)	255	258,200
5.13%, 12/15/26 (Call 12/15/22)(b)	275	284,375
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	390	371,389
2.50%, 08/15/24 (Call 07/15/24)	1,091	1,105,652
3.20%, 03/15/25 (Call 12/15/24)	187	193,128
4.75%, 05/15/23 (Call 02/15/23)	98	101,436
Stericycle Inc., 5.38%, 07/15/24 (Call 02/16/22)(b)	280	285,925
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	170	196,585
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	510	486,902
2.40%, 05/15/23 (Call 03/15/23)	543	550,097
3.13%, 03/01/25 (Call 12/01/24)	420	435,145
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 03/03/22)(b)	280	272,244
		5,590,614
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	415	403,953
3.50%, 02/15/23 (Call 12/15/22)(b)	400	403,360
7.50%, 03/15/26 (Call 03/15/22)(b)	301	319,499
Almarai Sukuk Ltd., 4.31%, 03/05/24(c)	200	208,090
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(c)	200	207,720
Aragvi Finance International SR, 8.45%, 04/29/26
(Call 04/29/24)(c)	250	252,760
Arcor SAIC, 6.00%, 07/06/23(c)	410	400,246
B&G Foods Inc., 5.25%, 04/01/25 (Call 03/03/22)	450	454,432
Blossom Joy Ltd., 3.10%, (Call 07/21/25)(a)(c)(e)	600	604,116
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	247	256,188
3.65%, 03/15/23 (Call 02/15/23)	943	965,443
3.95%, 03/15/25 (Call 01/15/25)	412	434,800
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(c)	200	213,278
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(c)	400	392,784
4.25%, 08/07/23(c)	400	413,952
China Modern Dairy Holdi, 2.13%, 07/14/26
(Call 06/14/26)(c)	400	376,144
Chobani LLC/Chobani Finance Corp. Inc., 7.50%,
04/15/25 (Call 03/03/22)(b)	225	229,644
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	1,281	1,348,240
4.60%, 11/01/25 (Call 09/01/25)	530	571,435
Danone SA, 2.59%, 11/02/23 (Call 09/02/23)(b)	570	579,319
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(b)	255	282,288
FAGE International SA/FAGE USA Dairy Industry Inc.,
5.63%, 08/15/26 (Call 03/03/22)(b)(d)	200	205,188
Fresh Market Inc. (The), 9.75%, 05/01/23
(Call 03/03/22)(b)	250	255,887
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	223	231,115
3.70%, 10/17/23 (Call 09/17/23)	762	788,838

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.00%, 04/17/25 (Call 02/17/25)	$495	$523,814
Grupo Bimbo SAB de CV
3.88%, 06/27/24(c)	200	209,550
5.95%, (Call 04/17/23)(a)(c)(e)	400	412,168
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	505	492,234
2.05%, 11/15/24 (Call 10/15/24)	465	471,375
2.30%, 08/15/26 (Call 05/15/26)	25	25,516
3.38%, 05/15/23 (Call 04/15/23)	339	347,780
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%,
06/01/26 (Call 02/11/22)(b)	190	188,176
JBS Finance Luxembourg Sarl, 2.50%, 01/15/27
(Call 12/15/26)(b)	500	486,075
JM Smucker Co. (The), 3.50%, 03/15/25	1,155	1,210,625
Kellogg Co.
2.65%, 12/01/23	636	649,407
3.25%, 04/01/26	200	207,952
Kraft Heinz Foods Co., 3.00%, 06/01/26 (Call 03/01/26)	1,050	1,060,500
Kroger Co. (The)
3.50%, 02/01/26 (Call 11/01/25)	385	405,028
3.85%, 08/01/23 (Call 05/01/23)	383	394,877
4.00%, 02/01/24 (Call 11/01/23)	335	349,308
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	110	104,518
2.70%, 04/01/25 (Call 03/01/25)(b)	289	296,135
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	315	299,417
3.15%, 08/15/24 (Call 06/15/24)	259	266,752
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	665	645,110
1.25%, 09/24/26 (Call 08/24/26)(b)	1,000	952,990
2.25%, 09/19/24 (Call 08/19/24)(b)	290	292,033
Mondelez International Inc., 1.50%, 05/04/25
(Call 04/04/25)	706	694,732
Nathan’s Famous Inc., 6.63%, 11/01/25 (Call 03/03/22)(b)	50	50,863
NBM U.S. Holdings Inc., 7.00%, 05/14/26
(Call 05/14/22)(c)	400	417,572
Nestle Holdings Inc.
0.38%, 01/15/24(b)	150	146,768
0.63%, 01/15/26 (Call 12/15/25)(b)	400	380,972
1.15%, 01/14/27 (Call 12/14/26)(b)	400	382,360
3.13%, 03/22/23(c)	111	113,553
3.35%, 09/24/23 (Call 08/24/23)(b)	855	882,292
3.50%, 09/24/25 (Call 07/24/25)(b)(d)	450	475,258
Performance Food Group Inc., 6.88%, 05/01/25
(Call 05/01/22)(b)	140	146,058
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(c)	600	626,532
Sigma Holdco BV, 7.88%, 05/15/26 (Call 02/11/22)(b)(d)	265	238,330
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	530	551,937
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)	393	407,309
3.95%, 08/15/24 (Call 05/15/24)	136	142,604
4.00%, 03/01/26 (Call 01/01/26)	752	799,000
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(b)	585	605,510
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(c)	400	380,692
Yili Holding Investment Co., 1.63%, 11/19/25
(Call 10/19/25)(c)	200	194,280
		28,726,681
Security	Par (000)	Value

Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 03/03/22)(b)	$290	$293,782
6.38%, 05/01/25 (Call 05/01/22)(b)	785	812,836
		1,106,618
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(b)	181	192,186
Fibria Overseas Finance Ltd., 4.00%, 01/14/25
(Call 11/14/24)	250	260,657
Georgia-Pacific LLC
0.63%, 05/15/24(b)	793	773,334
0.95%, 05/15/26 (Call 04/15/26)(b)	40	37,884
1.75%, 09/30/25 (Call 08/30/25)(b)	302	297,944
3.60%, 03/01/25 (Call 12/01/24)(b)	62	64,677
3.73%, 07/15/23 (Call 04/15/23)(b)	394	405,225
8.00%, 01/15/24	469	528,136
Inversiones CMPC SA, 4.75%, 09/15/24 (Call 06/15/24)(c)	600	629,850
Inversiones CMPC SA/Cayman Islands Branch, 4.38%,
05/15/23 (Call 02/15/23)(c)	200	204,980
Mercer International Inc., 5.50%, 01/15/26 (Call 03/03/22)	146	146,701
Resolute Forest Products Inc., 4.88%, 03/01/26
(Call 03/01/23)(b)(d)	175	172,986
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26
(Call 03/03/22)(b)	200	199,080
Suzano Austria GmbH, 5.75%, 07/14/26(c)	400	448,528
West Fraser Timber Co. Ltd., 4.35%, 10/15/24
(Call 07/15/24)(b)	15	15,883
		4,378,051
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	340	351,200
5.63%, 05/20/24 (Call 03/20/24)	349	360,360
5.88%, 08/20/26 (Call 05/20/26)	400	422,936
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	430	453,134
Atmos Energy Corp., 0.63%, 03/09/23 (Call 02/16/22)	300	298,296
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26
(Call 12/10/25)(b)	340	350,979
CenterPoint Energy Resources Corp., 0.70%, 03/02/23
(Call 03/03/22)	185	183,529
East Ohio Gas Co. (The), 1.30%, 06/15/25
(Call 05/15/25)(b)	1,128	1,098,627
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	164	168,705
3.60%, 12/15/24 (Call 09/15/24)	254	264,919
Series A, 2.50%, 11/15/24 (Call 10/15/24)	575	585,287
ENN Clean Energy International Investment Ltd., 3.38%,
05/12/26 (Call 05/12/24)(c)	600	592,344
Gas Natural de Lima y Callao SA, 4.38%, 04/01/23(c)	200	204,964
KeySpan Gas East Corp., 2.74%, 08/15/26
(Call 05/15/26)(b)	70	70,240
Korea Gas Corp.
1.13%, 07/13/26(c)	400	384,816
3.50%, 07/21/25(c)	200	210,554
3.50%, 07/02/26(c)	600	637,140
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	63	63,994
5.20%, 07/15/25 (Call 04/15/25)	325	351,273
5.50%, 01/15/26 (Call 12/15/25)	135	148,019
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,607	1,536,292

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
ONE Gas Inc.
0.85%, 03/11/23 (Call 03/03/22)	$10	$9,941
1.10%, 03/11/24 (Call 02/16/22)	85	83,476
3.61%, 02/01/24 (Call 11/01/23)	25	25,754
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(c)	600	635,388
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23
(Call 03/03/22)(b)	180	179,906
Shaoxing City Investment Group, 2.50%, 08/19/26
(Call 05/19/26)(c)	400	391,852
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	325	336,784
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	105	107,340
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	542	550,656
3.25%, 06/15/26 (Call 03/15/26)	50	51,922
Towngas Finance Ltd., 4.75%, (a)(c)(e)	200	209,076
		11,319,703
Hand & Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%,
02/15/23 (Call 03/03/22)(b)(d)	150	149,987
Stanley Black & Decker Inc., 4.00%, 03/15/60
(Call 03/15/25)(a)	545	553,409
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25
(Call 02/11/22)(b)	123	127,220
		830,616
Health Care - Products — 0.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	1,348	1,394,196
3.40%, 11/30/23 (Call 09/30/23)	419	433,699
Baxter International Inc., 1.92%, 02/01/27
(Call 01/01/27)(b)	2,035	1,993,628
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	357	355,004
3.45%, 03/01/24 (Call 02/01/24)	1,053	1,089,602
3.75%, 03/01/26 (Call 01/01/26)	75	79,255
3.85%, 05/15/25	238	251,378
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	20	20,963
DH Europe Finance II Sarl, 2.20%, 11/15/24
(Call 10/15/24)	503	507,859
Medtronic Inc., 3.50%, 03/15/25	816	857,388
Ortho-Clinical Diagnostics Inc./Ortho-Clinical
Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(b)	120	125,922
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	684	667,092
3.38%, 05/15/24 (Call 02/15/24)	316	326,927
3.38%, 11/01/25 (Call 08/01/25)	806	842,407
3.50%, 03/15/26 (Call 12/15/25)	85	89,446
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	150	148,489
1.22%, 10/18/24 (Call 10/18/22)	1,150	1,133,543
3.65%, 12/15/25 (Call 02/07/22)	100	106,685
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26
(Call 12/15/25)	505	518,019
		10,941,502
Health Care - Services — 0.6%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	1,024	1,042,104
3.50%, 11/15/24 (Call 08/15/24)	496	515,369
Air Methods Corp., 8.00%, 05/15/25 (Call 03/03/22)(b)(d)	175	142,172
Security	Par (000)	Value

Health Care - Services (continued)
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(b)	$300	$279,231
Anthem Inc.
0.45%, 03/15/23	167	165,616
1.50%, 03/15/26 (Call 02/15/26)	2,245	2,197,541
2.38%, 01/15/25 (Call 12/15/24)	976	988,737
3.35%, 12/01/24 (Call 10/01/24)	378	393,124
3.50%, 08/15/24 (Call 05/15/24)	917	953,708
CHS/Community Health Systems Inc.
6.63%, 02/15/25 (Call 02/04/22)(b)	751	777,368
8.00%, 03/15/26 (Call 03/15/22)(b)	1,085	1,131,655
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	297	289,150
2.76%, 10/01/24 (Call 07/01/24)	663	674,536
Encompass Health Corp.
5.13%, 03/15/23 (Call 03/03/22)	17	17,000
5.75%, 09/15/25 (Call 03/03/22)	208	212,137
Envision Healthcare Corp., 8.75%, 10/15/26
(Call 03/03/22)(b)	500	260,090
Fresenius Medical Care U.S. Finance II Inc., 4.75%,
10/15/24 (Call 07/17/24)(b)	30	31,900
Global Medical Response Inc., 6.50%, 10/01/25
(Call 02/03/22)(b)	325	325,137
HCA Inc.
4.75%, 05/01/23	1,267	1,315,285
5.00%, 03/15/24	1,134	1,202,210
5.25%, 04/15/25	1,391	1,513,032
5.25%, 06/15/26 (Call 12/15/25)	90	98,401
5.38%, 02/01/25	1,480	1,577,088
5.38%, 09/01/26 (Call 03/01/26)	535	580,379
5.88%, 05/01/23	650	678,580
5.88%, 02/15/26 (Call 08/15/25)	875	954,091
8.36%, 04/15/24	205	229,198
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.50%, 06/01/25 (Call 05/01/25)(b)	222	217,733
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	1,356	1,311,415
Humana Inc.
0.65%, 08/03/23 (Call 02/08/22)	20	19,761
1.35%, 02/03/27 (Call 01/03/27)	695	658,137
3.85%, 10/01/24 (Call 07/01/24)	153	160,000
4.50%, 04/01/25 (Call 03/01/25)	847	907,552
IQVIA Inc., 5.00%, 10/15/26 (Call 03/03/22)(b)	550	562,617
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	210	203,765
2.30%, 12/01/24 (Call 11/01/24)	545	550,575
3.25%, 09/01/24 (Call 07/01/24)	741	764,393
3.60%, 02/01/25 (Call 11/01/24)	851	886,087
4.00%, 11/01/23 (Call 08/01/23)	14	14,491
Legacy LifePoint Health LLC, 6.75%, 04/15/25
(Call 04/15/22)(b)	330	341,751
MEDNAX Inc., 6.25%, 01/15/27 (Call 02/11/22)(b)	176	183,946
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	265	275,409
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25 (Call 08/15/25)	325	317,567
Prime Healthcare Services Inc., 7.25%, 11/01/25
(Call 11/01/22)(b)	515	537,696
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	135	141,153
3.50%, 03/30/25 (Call 12/30/24)	355	370,148
4.25%, 04/01/24 (Call 01/01/24)	55	57,564
Quorum Health Corp., 11.63%, 04/15/23(h)	100	—

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	$200	$192,950
2.63%, 05/15/26 (Call 02/15/26)(b)	200	205,378
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)	440	428,138
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	655	673,949
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23
(Call 03/01/23)	141	144,353
Surgery Center Holdings Inc., 6.75%, 07/01/25
(Call 03/03/22)(b)	155	155,868
Sutter Health, Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	222	217,287
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 03/03/22)	325	326,258
4.63%, 09/01/24 (Call 02/16/22)(b)	327	331,349
4.88%, 01/01/26 (Call 03/03/22)(b)	1,080	1,085,044
6.75%, 06/15/23	1,005	1,052,999
7.50%, 04/01/25 (Call 04/01/22)(b)	390	406,524
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26
(Call 03/01/23)(b)	320	321,421
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 05/15/22)	153	149,859
1.15%, 05/15/26 (Call 04/15/26)	1,325	1,283,395
1.25%, 01/15/26	120	117,235
2.38%, 08/15/24	665	678,579
2.75%, 02/15/23 (Call 11/15/22)	778	789,989
2.88%, 03/15/23	825	841,624
3.50%, 06/15/23	763	786,600
3.50%, 02/15/24	652	679,156
3.75%, 07/15/25	974	1,036,248
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)(b)	905	872,447
US Acute Care Solutions LLC, 6.38%, 03/01/26(b)	30	30,409
		39,833,658
Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(c)	200	209,528
Amipeace Ltd.
1.75%, 11/09/26(c)	200	195,450
2.50%, 12/05/24(c)	400	406,888
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	295	284,613
2.88%, 06/15/27 (Call 05/15/27)	30	29,476
3.25%, 07/15/25 (Call 06/15/25)	561	572,108
3.50%, 02/10/23 (Call 01/10/23)	404	411,918
3.88%, 01/15/26 (Call 12/15/25)	575	592,808
4.20%, 06/10/24 (Call 05/10/24)	572	596,230
4.25%, 03/01/25 (Call 01/01/25)	709	738,863
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	610	582,080
2.95%, 03/10/26 (Call 02/10/26)	275	269,632
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	210	203,900
Beijing State-Owned Assets Management Hong Kong Co.
Ltd., 4.13%, 05/26/25(c)	600	624,396
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	515	501,368
2.63%, 12/15/26 (Call 11/15/26)(b)	700	664,741
3.25%, 03/15/27 (Call 02/15/27)(b)	950	928,891
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(b)	500	476,060
2.75%, 09/16/26 (Call 08/19/26)	435	427,909
3.63%, 01/15/26 (Call 12/15/25)	550	564,102
Security	Par (000)	Value

Holding Companies - Diversified (continued)
3.65%, 07/14/23	$240	$245,616
Bright Galaxy International Ltd. Co., 3.25%, 07/15/26(c)	200	191,698
China Taiping New Horizon Ltd., 6.00%, 10/18/23(c)	200	211,486
CITIC Ltd.
2.45%, 02/25/25(c)	400	400,344
3.70%, 06/14/26(c)	200	209,200
CK Hutchison International 17 II Ltd., 2.75%, 03/29/23(b)	200	203,084
CK Hutchison International 19 Ltd., 3.25%, 04/11/24
(Call 03/11/24)(b)	770	794,247
CK Hutchison International 21 Ltd., 1.50%, 04/15/26
(Call 03/15/26)(b)	210	204,446
FS Energy & Power Fund, 7.50%, 08/15/23
(Call 05/15/23)(b)	260	270,634
FS KKR Capital Corp.
1.65%, 10/12/24	665	645,555
3.25%, 07/15/27 (Call 06/15/27)	500	492,300
3.40%, 01/15/26 (Call 12/15/25)	660	658,132
4.13%, 02/01/25 (Call 01/01/25)	65	66,744
4.25%, 02/14/25 (Call 01/14/25)(b)	20	20,579
4.63%, 07/15/24 (Call 06/15/24)	566	589,817
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	395	398,859
3.75%, 02/10/25 (Call 01/10/25)	201	207,842
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	1,000	939,670
2.50%, 08/24/26 (Call 07/24/26)	315	303,480
3.38%, 04/15/24 (Call 03/15/24)	65	65,950
Grupo de Inversiones Suramericana SA, 5.50%,
04/29/26(c)	400	414,480
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(c)	600	577,824
Huarong Finance 2017 Co. Ltd., 1.54%, 07/03/23,
(3 mo. LIBOR US + 1.325%)(a)(c)	200	194,936
Huarong Finance 2019 Co. Ltd.
2.13%, 09/30/23 (Call 08/30/23)(c)	200	194,984
2.50%, 02/24/23 (Call 01/24/23)(c)	500	492,775
3.25%, 11/13/24 (Call 10/13/24)(c)	400	390,600
3.75%, 05/29/24(c)	600	595,098
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(c)	200	201,256
5.00%, 11/19/25(c)	200	204,300
5.50%, 01/16/25(c)	800	828,024
Huatong International Investment Holdings Co. Ltd.,
2.98%, 03/04/24(c)	400	386,552
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	600	608,598
6.25%, 05/15/26 (Call 05/15/22)	685	704,146
6.38%, 12/15/25 (Call 03/03/22)	385	391,830
6.75%, 02/01/24 (Call 02/18/22)	275	275,528
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(c)	400	398,864
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(c)	400	405,000
6.50%, 03/11/25 (Call 12/11/24)(c)	400	411,504
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	925	906,759
5.20%, 05/01/24	230	241,698
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(c)	1,000	1,016,980
2.75%, 05/11/23(c)	400	407,544
3.00%, 04/19/24(c)	400	410,828
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(c)	600	626,616

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
Oaktree Specialty Lending Corp., 3.50%, 02/25/25
(Call 01/25/25)	$320	$328,243
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	50	47,893
3.40%, 07/15/26 (Call 06/15/26)	240	238,884
3.75%, 07/22/25 (Call 06/22/25)	710	720,877
4.00%, 03/30/25 (Call 02/28/25)	325	333,300
4.25%, 01/15/26 (Call 12/15/25)	160	165,485
5.25%, 04/15/24 (Call 03/15/24)	122	128,471
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	500	479,165
3.75%, 06/17/26 (Call 05/17/26)(b)	30	30,302
4.75%, 12/15/25 (Call 11/15/25)(b)	2,051	2,140,813
Prospect Capital Corp., 3.71%, 01/22/26 (Call 12/22/25)	125	124,943
Rongshi International Finance Ltd., 1.50%, 11/05/25
(Call 10/05/25)(c)	400	392,056
Senaat Sukuk Ltd., 4.76%, 12/05/25(c)	200	220,930
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(c)	400	394,612
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24
(Call 10/01/24)	320	330,554
Stena AB, 7.00%, 02/01/24(b)(d)	200	205,540
Stena International SA
5.75%, 03/01/24(b)	200	204,968
6.13%, 02/01/25 (Call 02/11/22)(b)	200	205,156
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(c)	400	418,412
Xi Yang Overseas Ltd., 4.30%, 06/05/24(c)	400	419,108
Zhongyuan Sincere Investment Co. Ltd., 4.25%,
06/28/24(c)	600	623,148
		35,840,228
Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 02/16/22)(b)	105	108,109
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 02/16/22)	150	153,141
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	1,410	1,346,198
2.50%, 10/15/24 (Call 09/15/24)	727	736,778
4.75%, 02/15/23 (Call 11/15/22)	81	83,264
5.75%, 08/15/23 (Call 05/15/23)	445	468,732
Empire Communities Corp., 7.00%, 12/15/25
(Call 12/15/22)(b)	250	255,030
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(b)	215	212,070
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 02/15/22)(b)	175	182,000
10.50%, 02/15/26 (Call 03/03/22)(b)(d)	140	149,318
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	180	187,646
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	333	350,043
4.75%, 05/30/25 (Call 02/28/25)	329	352,303
4.88%, 12/15/23 (Call 09/15/23)	257	269,845
5.25%, 06/01/26 (Call 12/01/25)	65	71,818
5.88%, 11/15/24 (Call 05/15/24)	340	369,845
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	220	238,729
New Home Co. Inc. (The), 7.25%, 10/15/25
(Call 10/15/22)(b)	175	177,014
Picasso Finance Sub Inc., 6.13%, 06/15/25
(Call 06/15/22)(b)	269	279,055
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)	115	120,982
Taylor Morrison Communities Inc./Taylor Morrison
Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(b)	216	227,722
5.88%, 04/15/23 (Call 01/15/23)(b)	175	180,469
Security	Par (000)	Value

Home Builders (continued)
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)	$208	$212,963
4.88%, 11/15/25 (Call 08/15/25)	191	206,028
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%,
06/15/24	260	273,928
		7,213,030
Home Furnishings — 0.0%
Arcelik AS, 5.00%, 04/03/23(c)	200	202,446
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	19	19,688
Panasonic Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	265	269,934
TCL Technology Investment, 1.88%, 07/14/25(c)	212	204,474
Whirlpool Corp., 4.00%, 03/01/24	147	153,890
		850,432
Household Products & Wares — 0.0%
Clorox Co. (The), 3.50%, 12/15/24 (Call 09/15/24)	301	315,722
Kimberly-Clark Corp.
2.40%, 06/01/23	45	45,692
3.05%, 08/15/25	12	12,544
Kronos Acquisition Holdings Inc./KIK Custom
Products Inc., 5.00%, 12/31/26 (Call 06/30/23)(b)	50	46,919
Reckitt Benckiser Treasury Services PLC, 2.75%, 06/26/24
(Call 04/26/24)(b)	432	441,556
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 03/03/22)	252	257,259
		1,119,692
Housewares — 0.1%
American Greetings Corp., 8.75%, 04/15/25
(Call 03/03/22)(b)	100	102,369
CD&R Smokey Buyer Inc., 6.75%, 07/15/25
(Call 07/15/22)(b)	345	359,324
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	100	102,611
4.35%, 04/01/23 (Call 02/01/23)	625	637,988
4.70%, 04/01/26 (Call 01/01/26)	1,100	1,153,141
4.88%, 06/01/25 (Call 05/01/25)	275	288,926
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26
(Call 12/14/25)(c)	400	413,160
		3,057,519
Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 03/03/22)(b)	520	518,846
10.13%, 08/01/26 (Call 08/01/22)(b)	200	217,630
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	80	77,269
3.25%, 03/17/25	92	96,017
3.63%, 11/15/24	399	419,568
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(c)(e)	600	594,138
3.13%, 03/13/23(c)	400	407,328
3.20%, 03/11/25 (Call 12/11/24)(b)	200	206,630
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25
(Call 07/29/25)	110	116,611
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	315	301,316
3.15%, 06/15/23	595	609,613
Series B, 5.75%, 08/15/53 (Call 08/15/23),
(3 mo. LIBOR US + 2.938%)(a)	550	569,690
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	1,165	1,183,826
3.75%, 07/10/25 (Call 04/10/25)	209	220,489

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
3.90%, 04/01/26 (Call 01/01/26)	$1,005	$1,068,225
4.13%, 02/15/24	1,078	1,131,922
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	487	505,243
3.88%, 12/15/25 (Call 09/15/25)	500	530,960
4.00%, 11/27/23 (Call 08/27/23)	492	510,834
Argentum Netherlands BV for Swiss Re Ltd., 5.75%,
08/15/50 (Call 08/15/25)(a)(c)	400	433,076
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	335	350,544
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	394	409,346
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	415	443,967
AssuredPartners Inc., 7.00%, 08/15/25 (Call 03/03/22)(b)	250	249,653
Athene Global Funding
0.91%, 08/19/24(b)	1,600	1,560,032
1.00%, 04/16/24(b)	1,022	1,003,277
1.20%, 10/13/23(b)	50	49,632
1.45%, 01/08/26(b)	120	116,071
1.61%, 06/29/26(b)	760	733,035
1.72%, 01/07/25(b)	500	494,325
1.73%, 10/02/26(b)	950	915,809
2.50%, 01/14/25(b)	690	696,479
2.75%, 06/25/24(b)	471	479,770
2.80%, 05/26/23(b)	502	510,675
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,735	1,762,743
3.00%, 02/11/23	371	378,509
3.13%, 03/15/26 (Call 12/15/25)	1,112	1,163,263
Brighthouse Financial Global Funding
0.60%, 06/28/23(b)	107	105,716
1.20%, 12/15/23(b)	400	395,684
1.55%, 05/24/26(b)	60	58,259
1.75%, 01/13/25(b)	300	297,018
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	266	280,407
Chubb INA Holdings Inc.
2.70%, 03/13/23	111	113,022
3.15%, 03/15/25	85	88,504
3.35%, 05/03/26 (Call 02/03/26)	160	168,547
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%,
09/11/44 (Call 09/11/24)(a)(c)	250	261,875
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%,
06/24/46 (Call 06/24/26)(a)(c)	200	219,266
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	467	486,941
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)	527	570,857
CNO Global Funding
1.65%, 01/06/25(b)	500	494,090
1.75%, 10/07/26(b)	800	774,288
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26)(a)(b)(e)	200	208,238
Equitable Financial Life Global Funding
0.50%, 04/06/23(b)	1,000	990,390
0.50%, 11/17/23(b)	52	51,091
0.80%, 08/12/24(b)	985	958,188
1.00%, 01/09/26(b)	20	19,100
1.10%, 11/12/24(b)	1,020	995,581
1.30%, 07/12/26(b)	820	788,036
1.40%, 07/07/25(b)	1,000	975,210
1.70%, 11/12/26(b)	950	920,046
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	365	375,373
Security	Par (000)	Value

Insurance (continued)
F&G Global Funding
0.90%, 09/20/24(b)	$1,010	$981,902
1.75%, 06/30/26(b)	530	516,883
2.30%, 04/11/27(b)	1,000	985,380
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25
(Call 02/01/25)(b)	240	263,489
First American Financial Corp., 4.60%, 11/15/24	25	26,718
Five Corners Funding Trust, 4.42%, 11/15/23(b)	560	586,824
FWD Ltd., 5.00%, 09/24/24(c)	200	208,572
GA Global Funding Trust
1.00%, 04/08/24(b)	980	959,557
1.25%, 12/08/23(b)	1,000	989,690
1.63%, 01/15/26(b)	500	485,435
2.25%, 01/06/27(b)	1,000	981,300
Genworth Holdings Inc., 4.80%, 02/15/24	220	224,343
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26)(a)(b)	500	497,845
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25
(Call 07/12/25)(b)	311	299,515
Guardian Life Global Funding
0.88%, 12/10/25(b)	345	331,880
1.10%, 06/23/25(b)	352	343,306
2.90%, 05/06/24(b)	380	390,727
3.40%, 04/25/23(b)	165	169,486
Guoren Property and Casualty Insurance, 3.35%, 06/01/26
(Call 03/01/26)(c)	200	198,710
Hanwha Life Insurance Co. Ltd., 4.70%,
(Call 04/23/23)(a)(c)(e)	580	594,865
HUB International Ltd., 7.00%, 05/01/26 (Call 02/11/22)(b)	850	870,272
Jackson National Life Global Funding
2.65%, 06/21/24(b)	432	441,132
3.25%, 01/30/24(b)	182	187,356
3.88%, 06/11/25(b)	550	581,938
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)	50	49,253
4.25%, 06/15/23(b)	711	736,511
Lincoln National Corp.
3.35%, 03/09/25	56	58,398
4.00%, 09/01/23	775	804,481
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	355	359,789
3.75%, 04/01/26 (Call 01/01/26)	214	228,541
Manulife Financial Corp., 4.15%, 03/04/26	742	796,789
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	62	63,228
3.50%, 06/03/24 (Call 03/03/24)	529	550,091
3.50%, 03/10/25 (Call 12/10/24)	428	448,458
3.88%, 03/15/24 (Call 02/15/24)	1,482	1,550,854
MassMutual Global Funding II
0.60%, 04/12/24(b)	534	522,241
0.85%, 06/09/23(b)	15	14,923
1.20%, 07/16/26(b)	60	57,629
2.75%, 06/22/24(b)	350	358,530
2.95%, 01/11/25(b)	500	516,970
Met Tower Global Funding, 1.25%, 09/14/26(b)	1,000	962,080
MetLife Inc.
3.00%, 03/01/25	410	425,605
3.60%, 04/10/24	318	331,995
Series D, 4.37%, 09/15/23	405	423,812

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Metropolitan Life Global Funding I
0.70%, 09/27/24(b)	$660	$643,130
0.90%, 06/08/23(b)	510	507,802
0.95%, 07/02/25(b)	500	485,395
3.60%, 01/11/24(b)	460	477,926
MGIC Investment Corp., 5.75%, 08/15/23	170	178,174
Mutual of Omaha Insurance Co., 4.30%, 07/15/54
(Call 07/15/24)(a)(b)	150	153,290
New York Life Global Funding
0.40%, 10/21/23(b)	115	113,406
0.60%, 08/27/24(b)	500	488,440
0.95%, 06/24/25(b)	248	240,982
1.10%, 05/05/23(b)	224	223,789
1.15%, 06/09/26(b)	600	582,168
1.45%, 01/14/25(b)(d)	500	496,450
2.00%, 01/22/25(b)	690	694,871
2.88%, 04/10/24(b)	689	708,526
2.90%, 01/17/24(b)	424	435,562
Nippon Life Insurance Co., 5.10%, 10/16/44
(Call 10/16/24)(a)(b)	1,440	1,530,821
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	221	245,546
Northwestern Mutual Global Funding, 1.75%, 01/11/27(b)	1,000	985,470
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)	25	26,535
Pacific Life Global Funding II
0.45%, 01/27/25(a)(b)	465	464,321
1.38%, 04/14/26(b)	855	833,839
Pricoa Global Funding I
0.80%, 09/01/25(b)	700	671,188
1.15%, 12/06/24(b)	745	732,678
1.20%, 09/01/26(b)	1,000	962,350
2.40%, 09/23/24(b)	750	762,922
3.45%, 09/01/23(b)	400	413,396
Principal Financial Group Inc.
3.13%, 05/15/23	62	63,329
3.40%, 05/15/25 (Call 02/15/25)	45	46,859
Principal Life Global Funding II
0.75%, 04/12/24(b)	612	600,164
0.75%, 08/23/24(b)	95	92,464
0.88%, 01/12/26(b)	180	171,812
1.25%, 05/11/23(b)	5	4,998
1.25%, 06/23/25(b)	645	629,630
1.25%, 08/16/26(b)	355	340,445
1.38%, 01/10/25(b)	1,000	984,610
1.50%, 11/17/26(b)	600	578,862
2.25%, 11/21/24(b)	780	787,597
3.00%, 04/18/26(b)	290	299,460
Protective Life Global Funding
0.50%, 04/12/23(b)	310	307,142
0.63%, 10/13/23(b)	150	148,032
0.78%, 07/05/24(b)	1,640	1,599,246
1.17%, 07/15/25(b)	505	490,870
1.30%, 09/20/26(b)	1,085	1,040,949
1.62%, 04/15/26(b)	1,015	994,507
3.10%, 04/15/24(b)	230	236,592
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24),
(3 mo. LIBOR US + 3.040%)(a)	220	226,512
5.38%, 05/15/45 (Call 05/15/25),
(3 mo. LIBOR US + 3.031%)(a)	270	283,794
Security	Par (000)	Value

Insurance (continued)
5.63%, 06/15/43 (Call 06/15/23),
(3 mo. LIBOR US + 3.920%)(a)	$523	$540,170
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25)(a)(c)(e)	400	413,212
5.88%, (Call 05/12/25)(a)(b)(e)	200	212,864
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	235	241,834
6.63%, 03/15/25 (Call 09/15/24)	300	323,442
Reinsurance Group of America Inc., 4.70%, 09/15/23	15	15,713
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	1,005	966,398
2.15%, 01/21/23(b)	60	60,560
2.50%, 10/30/24(b)	130	131,556
3.85%, 09/19/23(b)	578	597,669
Swiss Re Finance Luxembourg SA, 4.25%,
(Call 09/04/24)(a)(c)(e)	400	410,080
Teachers Insurance & Annuity Association of America,
4.38%, 09/15/54 (Call 09/15/24)(a)(b)	560	578,262
Tongyang Life Insurance Co. Ltd., 5.25%,
(Call 09/22/25)(a)(c)(e)	200	210,366
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	20	21,556
Unum Group, 4.00%, 03/15/24	535	558,091
USI Inc./NY, 6.88%, 05/01/25 (Call 03/03/22)(b)	327	327,010
Vigorous Champion International Ltd.
2.75%, 06/02/25(c)	600	592,452
4.38%, 09/10/23(c)	200	205,356
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23),
(3 mo. LIBOR US + 3.580%)(a)	564	578,574
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	665	689,758
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd.,
4.25%, 10/01/45 (Call 10/01/25)(a)(c)	200	208,300
XLIT Ltd., 4.45%, 03/31/25	128	137,084
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(c)	200	191,048
3.50%, 03/08/26 (Call 12/08/25)(c)	400	383,444
		85,591,041
Internet — 0.4%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	250	253,828
3.60%, 11/28/24 (Call 08/28/24)	580	603,884
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	1,176	1,128,878
2.00%, 08/15/26 (Call 05/15/26)	35	35,309
3.38%, 02/25/24	343	357,224
Amazon.com Inc.
0.25%, 05/12/23	859	850,797
0.40%, 06/03/23	235	233,038
0.45%, 05/12/24	1,963	1,921,110
0.80%, 06/03/25 (Call 05/03/25)	227	220,281
1.00%, 05/12/26 (Call 04/12/26)	2,050	1,989,771
2.40%, 02/22/23 (Call 01/22/23)	589	597,411
2.80%, 08/22/24 (Call 06/22/24)	1,326	1,366,297
3.80%, 12/05/24 (Call 09/05/24)	440	464,504
5.20%, 12/03/25 (Call 09/03/25)	400	445,880
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)	285	291,869
3.88%, 09/29/23 (Call 08/29/23)	625	645,531
4.13%, 06/30/25	800	847,696
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	457	464,294

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.65%, 03/15/25 (Call 12/15/24)	$450	$472,612
Cogent Communications Group Inc., 3.50%, 05/01/26
(Call 02/01/26)(b)	280	275,234
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	538	520,128
1.90%, 03/11/25 (Call 02/11/25)	948	943,668
3.45%, 08/01/24 (Call 05/01/24)	266	275,581
Expedia Group Inc.
3.60%, 12/15/23 (Call 11/15/23)	195	200,706
4.50%, 08/15/24 (Call 05/15/24)	682	718,330
5.00%, 02/15/26 (Call 11/15/25)	165	180,802
6.25%, 05/01/25 (Call 02/01/25)(b)	636	709,038
JD.com Inc., 3.88%, 04/29/26(d)	210	221,678
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(c)	400	378,504
Millennium Escrow Corp., 6.63%, 08/01/26
(Call 08/01/23)(b)	420	416,938
NAVER Corp., 1.50%, 03/29/26(c)	400	387,944
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	280	290,119
5.75%, 03/01/24	240	258,118
5.88%, 02/15/25	465	511,365
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 02/11/22)(b)	495	496,797
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/22)(b)	420	424,011
Rakuten Group Inc., 5.13%, (Call 04/22/26)(a)(b)(e)	400	397,824
Tencent Holdings Ltd.
1.15%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(c)	400	401,248
1.81%, 01/26/26 (Call 12/26/25)(c)	600	588,672
3.28%, 04/11/24 (Call 03/11/24)(c)	600	617,856
3.58%, 04/11/26 (Call 02/11/26)(c)	400	418,996
3.80%, 02/11/25(c)(d)	600	628,422
Tencent Music Entertainment Group, 1.38%, 09/03/25
(Call 08/03/25)	500	481,285
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(b)	260	272,259
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/15/22)(b)	505	528,159
8.00%, 11/01/26 (Call 03/03/22)(b)	767	814,324
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	410	446,100
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	875	891,642
		26,885,962
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(c)	600	639,186
Allegheny Ludlum LLC, 6.95%, 12/15/25	75	81,076
ArcelorMittal SA, 4.55%, 03/11/26	385	407,965
Baffinland Iron Mines Corp./Baffinland Iron Mines LP,
8.75%, 07/15/26 (Call 03/03/22)(b)	310	324,086
Carpenter Technology Corp., 4.45%, 03/01/23
(Call 12/01/22)	173	174,849
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (Call 03/15/22)(b)	460	482,798
9.88%, 10/17/25 (Call 10/17/22)(b)	359	401,272
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	175	179,599
CSN Resources SA, 7.63%, 04/17/26 (Call 04/17/22)(c)(d)	200	209,020
Evraz PLC
5.25%, 04/02/24 (Call 01/02/24)(c)	200	204,510
5.38%, 03/20/23(c)	400	408,232
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24
(Call 03/03/22)(b)	164	168,312
JSW Steel Ltd., 5.95%, 04/18/24(c)	200	207,178
Metinvest BV, 8.50%, 04/23/26 (Call 01/23/26)(c)	400	355,160
Security	Par (000)	Value

Iron & Steel (continued)
MMK International Capital DAC, 4.38%, 06/13/24
(Call 03/13/24)(c)	$600	$608,040
Novolipetsk Steel Via Steel Funding DAC, 4.70%,
05/30/26 (Call 02/28/26)(c)	600	615,264
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	346	345,823
4.00%, 08/01/23 (Call 05/01/23)	507	523,072
Periama Holdings LLC/DE, 5.95%, 04/19/26(c)	600	619,680
POSCO
2.50%, 01/17/25(c)	200	202,576
2.75%, 07/15/24(c)	400	408,336
4.00%, 08/01/23(c)	400	413,728
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	232	225,381
4.50%, 04/15/23 (Call 01/15/23)	258	265,250
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(c)	600	589,896
Shandong Iron And Steel Xinheng International Co. Ltd.,
6.50%, 11/05/23(c)	200	207,132
Shougang Group Co. Ltd., 4.00%, 05/23/24(c)	600	618,804
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	445	448,542
2.80%, 12/15/24 (Call 11/15/24)	455	465,893
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	105	104,440
Usiminas International Sarl, 5.88%, 07/18/26
(Call 07/18/23)(c)	400	412,392
Vale Overseas Ltd., 6.25%, 08/10/26	521	595,868
		11,913,360
Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/18/22)	215	209,990
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(b)	810	826,006
10.50%, 02/01/26 (Call 08/01/23)(b)	440	494,085
Constellation Merger Sub Inc., 8.50%, 09/15/25
(Call 03/03/22)(b)	230	217,930
King Power Capital Ltd., 5.63%, 11/03/24(c)	200	218,504
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	467	469,438
8.00%, 04/15/26 (Call 02/01/23)(b)	262	267,224
Lindblad Expeditions LLC, 6.75%, 02/15/27
(Call 02/15/24)(b)	25	25,291
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 02/11/22)(b)	305	280,850
5.88%, 03/15/26 (Call 12/15/25)(b)	767	726,418
10.25%, 02/01/26 (Call 08/01/23)(b)	263	298,487
12.25%, 05/15/24 (Call 02/15/24)(b)	247	287,560
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(b)	375	350,111
5.50%, 08/31/26 (Call 02/28/26)(b)	540	526,856
9.13%, 06/15/23 (Call 03/15/23)(b)	541	569,900
10.88%, 06/01/23 (Call 03/01/23)(b)	515	551,251
11.50%, 06/01/25 (Call 06/01/22)(b)	716	793,256
Sunny Express Enterprises Corp., 2.63%, 04/23/25(c)	400	403,224
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 03/03/22)(b)	128	125,176
13.00%, 05/15/25 (Call 05/15/22)(b)	345	386,372
		8,027,929
Lodging — 0.3%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/03/22)(b)	225	228,413
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(b)	245	259,837

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(c)	$600	$553,560
5.95%, 10/19/25 (Call 10/19/23)(c)	600	587,028
6.85%, 07/02/24 (Call 07/02/23)(c)	600	599,652
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	280	271,144
Gohl Capital Ltd., 4.25%, 01/24/27(c)	400	398,076
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25
(Call 05/01/22)(b)	260	267,441
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	555	564,740
4.85%, 03/15/26 (Call 12/15/25)	290	311,538
5.38%, 04/23/25 (Call 03/23/25)	358	391,323
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	282	279,964
3.20%, 08/08/24 (Call 07/08/24)	1,430	1,446,288
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	727	752,445
3.75%, 03/15/25 (Call 12/15/24)	116	120,824
3.75%, 10/01/25 (Call 07/01/25)	50	52,244
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	596	659,778
Series R, 3.13%, 06/15/26 (Call 03/15/26)	50	51,270
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	226	234,674
Marriott Ownership Resorts Inc., 6.13%, 09/15/25
(Call 05/15/22)(b)	128	132,206
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 03/03/22)(c)	600	588,210
5.25%, 04/26/26 (Call 04/26/22)(c)	250	243,825
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/18/22)(b)	225	223,189
5.38%, 05/15/24 (Call 02/11/22)(b)	415	414,120
5.88%, 05/15/26 (Call 05/15/22)(b)	450	450,373
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	155	157,308
5.75%, 06/15/25 (Call 03/15/25)	405	425,120
6.00%, 03/15/23	655	676,386
6.75%, 05/01/25 (Call 05/01/22)	375	388,762
Minor International PCL
2.70%, (Call 04/19/26)(a)(c)(e)	200	196,984
3.10%, (Call 06/29/23)(a)(c)(e)	200	201,570
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	315	308,382
5.13%, 08/08/25 (Call 06/08/25)	271	278,444
Studio City Finance Ltd., 6.00%, 07/15/25
(Call 07/15/22)(b)	365	347,257
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP
Gaming Finance Corp., 5.88%, 05/15/25
(Call 03/03/22)(b)	155	154,675
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	200	202,128
5.65%, 04/01/24 (Call 02/01/24)	160	168,470
6.60%, 10/01/25 (Call 07/01/25)	203	221,579
6.63%, 07/31/26 (Call 04/30/26)(b)	330	354,572
Universal Entertainment Corp., 8.50%, 12/11/24
(Call 12/11/23)(b)	250	260,042
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(b)	260	262,140
5.50%, 03/01/25 (Call 12/01/24)(b)	947	951,754
Security	Par (000)	Value

Lodging (continued)
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 02/11/22)(b)	$315	$299,055
5.50%, 01/15/26 (Call 06/15/22)(b)	565	532,162
		16,468,952
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.25%, 03/01/23	330	327,393
0.45%, 09/14/23	22	21,730
0.45%, 05/17/24	1,329	1,297,144
0.65%, 07/07/23	472	468,309
0.80%, 11/13/25	605	582,942
0.95%, 01/10/24	500	495,895
1.15%, 09/14/26	525	506,651
1.45%, 05/15/25	232	229,694
2.15%, 11/08/24	600	607,848
2.63%, 03/01/23	75	76,126
2.85%, 05/17/24	358	368,529
3.25%, 12/01/24	100	104,217
3.30%, 06/09/24	565	587,464
3.45%, 05/15/23	313	322,027
3.65%, 12/07/23	736	766,993
3.75%, 11/24/23	195	203,330
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	877	911,291
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 03/03/22)(b)	185	179,613
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	375	359,610
1.95%, 07/02/23	537	539,357
4.20%, 01/15/24	43	44,896
CNH Industrial NV, 4.50%, 08/15/23	367	381,159
Colfax Corp., 6.38%, 02/15/26 (Call 03/03/22)(b)	150	154,686
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	179	184,545
Doosan Heavy Industries & Construction Co. Ltd., 1.00%,
07/21/23(c)	400	396,844
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	50	52,075
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 03/03/22),
(13.75% PIK)(b)(f)	245	257,000
John Deere Capital Corp.
0.40%, 10/10/23	110	108,484
0.45%, 01/17/24	220	216,383
0.45%, 06/07/24	245	239,252
0.63%, 09/10/24	170	165,996
0.70%, 07/05/23	304	301,869
0.70%, 01/15/26	1,109	1,063,553
0.90%, 01/10/24	245	242,805
1.05%, 06/17/26	765	740,046
1.20%, 04/06/23	156	156,086
1.30%, 10/13/26	270	262,656
2.05%, 01/09/25	473	478,586
2.60%, 03/07/24	517	529,305
2.65%, 06/24/24	237	243,122
2.80%, 03/06/23	714	728,323
3.35%, 06/12/24	190	198,012
3.45%, 06/07/23	359	369,616
3.45%, 01/10/24	150	155,875
3.45%, 03/13/25	142	149,356
3.65%, 10/12/23	772	802,208
JPW Industries Holding Corp., 9.00%, 10/01/24
(Call 03/03/22)(b)(d)	115	119,057
Komatsu Finance America Inc., 0.85%, 09/09/23
(Call 08/09/23)(c)	600	593,274

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Manitowoc Co. Inc. (The), 9.00%, 04/01/26
(Call 04/01/22)(b)	$150	$157,344
Maxim Crane Works Holdings Capital LLC, 10.13%,
08/01/24 (Call 03/03/22)(b)	139	143,009
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	979	981,056
Rockwell Automation Inc., 2.88%, 03/01/25
(Call 12/01/24)	97	100,102
Shanghai Electric Group Global Investment Ltd., 2.30%,
02/21/25 (Call 11/21/24)(c)	400	394,252
Stevens Holding Co. Inc., 6.13%, 10/01/26
(Call 10/01/23)(b)	205	215,611
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 03/03/22)(b)	350	356,475
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	500	487,895
Welbilt Inc., 9.50%, 02/15/24 (Call 03/03/22)	225	226,161
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	571	586,251
4.40%, 03/15/24 (Call 02/15/24)	1,278	1,338,296
		23,277,684
Machinery - Diversified — 0.0%
John Deere Capital Corp., 1.25%, 01/10/25	500	494,240

Manufacturing — 0.2%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	374	377,112
2.00%, 02/14/25 (Call 01/14/25)	131	132,247
2.25%, 03/15/23 (Call 02/15/23)	475	480,895
2.65%, 04/15/25 (Call 03/15/25)	403	412,894
3.00%, 08/07/25	112	116,725
3.25%, 02/14/24 (Call 01/14/24)	813	843,016
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 09/01/22)	120	118,013
3.50%, 12/01/24 (Call 10/01/24)	189	196,082
FXI Holdings Inc.
7.88%, 11/01/24 (Call 03/03/22)(b)	277	280,161
12.25%, 11/15/26 (Call 11/15/22)(b)	415	454,632
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 03/03/22)(b)	290	298,340
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25	120	124,633
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	195	211,522
5.75%, 06/15/25 (Call 06/15/22)	215	222,349
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	111	115,181
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	807	823,205
3.30%, 11/21/24 (Call 08/21/24)	144	149,180
Siemens Financieringsmaatschappij NV
0.40%, 03/11/23(b)	365	361,795
0.65%, 03/11/24(b)	462	453,772
1.20%, 03/11/26(b)	1,345	1,301,624
2.00%, 09/15/23(b)	250	252,542
3.13%, 03/16/24(b)	250	257,697
3.25%, 05/27/25(b)	1,170	1,221,445
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	141	148,417
4.30%, 03/01/24 (Call 12/01/23)	263	274,806
Trane Technologies Global Holding Co. Ltd., 4.25%,
06/15/23	475	492,760
Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Luxembourg Finance SA, 3.55%,
11/01/24 (Call 08/01/24)	$528	$550,070
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	225	232,007
		10,903,122
Media — 0.5%
AMC Networks Inc.
4.75%, 08/01/25 (Call 03/03/22)	430	434,240
5.00%, 04/01/24 (Call 03/03/22)	209	209,949
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26
(Call 02/01/23)(b)	150	148,671
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/16/22)(b)	250	250,000
5.50%, 05/01/26 (Call 03/03/22)(b)	88	90,114
Cengage Learning Inc., 9.50%, 06/15/24 (Call 03/03/22)(b)	325	326,752
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	1,808	1,896,556
4.91%, 07/23/25 (Call 04/23/25)	1,904	2,054,587
Comcast Corp.
3.15%, 03/01/26 (Call 12/01/25)	1,068	1,114,843
3.38%, 02/15/25 (Call 11/15/24)	645	673,915
3.38%, 08/15/25 (Call 05/15/25)	414	433,777
3.70%, 04/15/24 (Call 03/15/24)	1,640	1,711,881
3.95%, 10/15/25 (Call 08/15/25)	425	454,725
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	418	425,482
3.15%, 08/15/24 (Call 06/15/24)(b)	538	554,194
3.85%, 02/01/25 (Call 11/01/24)(b)	114	119,545
CSC Holdings LLC, 5.25%, 06/01/24	403	415,118
Cumulus Media New Holdings Inc., 6.75%, 07/01/26
(Call 07/01/22)(b)(d)	235	242,066
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/26 (Call 08/15/22)(b)(d)	750	346,830
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	900	914,679
3.45%, 03/15/25 (Call 12/15/24)	359	371,565
3.80%, 03/13/24 (Call 01/13/24)	110	114,078
3.90%, 11/15/24 (Call 08/15/24)	337	353,250
3.95%, 06/15/25 (Call 03/15/25)	287	301,588
4.90%, 03/11/26 (Call 12/11/25)	110	119,450
DISH DBS Corp.
5.00%, 03/15/23	780	792,168
5.25%, 12/01/26 (Call 06/01/26)(b)	1,425	1,382,834
5.88%, 11/15/24	1,065	1,072,167
7.75%, 07/01/26	1,060	1,092,150
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	261	268,535
4.03%, 01/25/24 (Call 12/25/23)	624	652,224
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)	206	209,795
Gray Television Inc., 5.88%, 07/15/26 (Call 03/03/22)(b)	325	332,878
Grupo Televisa SAB, 6.63%, 03/18/25	705	793,393
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25
(Call 03/03/22)(b)	150	157,545
iHeartCommunications Inc., 6.38%, 05/01/26
(Call 05/01/22)	435	450,751
Radiate Holdco LLC/Radiate Finance Inc., 4.50%,
09/15/26 (Call 09/15/23)(b)	505	487,199
Salem Media Group Inc., 6.75%, 06/01/24
(Call 03/03/22)(b)	100	100,202
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(b)	520	499,923

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Sky Ltd., 3.75%, 09/16/24(b)	$305	$320,284
Spanish Broadcasting System Inc., 9.75%, 03/01/26
(Call 09/01/23)(b)	160	165,045
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(b)	300	304,854
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	377	392,634
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	579	621,956
Townsquare Media Inc., 6.88%, 02/01/26
(Call 02/01/23)(b)	290	301,162
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	145	143,541
3.00%, 02/13/26	100	103,652
3.15%, 09/17/25	97	100,801
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/11/22)(b)	730	736,409
9.50%, 05/01/25 (Call 05/01/22)(b)	185	196,106
ViacomCBS Inc.
3.50%, 01/15/25 (Call 10/15/24)	421	437,036
3.70%, 08/15/24 (Call 05/15/24)	494	515,104
3.88%, 04/01/24 (Call 01/01/24)	122	127,069
4.00%, 01/15/26 (Call 10/15/25)	255	270,695
4.75%, 05/15/25 (Call 04/15/25)	859	925,727
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(b)	320	334,198
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,666	1,669,965
1.75%, 01/13/26	150	148,544
3.35%, 03/24/25	1,471	1,535,650
3.70%, 09/15/24 (Call 06/15/24)	129	134,974
		31,855,025
Metal Fabricate & Hardware — 0.0%
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	5	5,228
Huayi Finance I Ltd., 3.00%, 10/30/24(c)	400	398,272
MCC Holding Hong Kong Corp. Ltd.
3.25%, (Call 03/12/23)(a)(c)(e)	200	203,004
3.50%, (Call 01/16/23)(a)(c)(e)	500	507,750
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	240	250,558
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	25	25,996
		1,390,808
Mining — 0.3%
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(c)	400	408,280
Anglo American Capital PLC
3.63%, 09/11/24(b)	65	67,347
4.88%, 05/14/25(b)	550	594,214
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(b)	483	499,779
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	403	419,326
Chalco HK Investment Co.
1.55%, 07/28/24 (Call 06/28/24)(c)	300	294,354
2.10%, 07/28/26 (Call 06/28/26)(c)	300	290,802
China Hongqiao Group Ltd., 6.25%, 06/08/24(c)	400	394,700
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(c)	600	583,338
4.10%, (Call 09/11/24)(a)(c)(e)	400	413,500
Cia de Minas Buenaventura SAA, 5.50%, 07/23/26
(Call 07/23/23)(b)	400	398,048
Compass Minerals International Inc., 4.88%, 07/15/24
(Call 05/15/24)(b)	150	152,436
Constellium SE, 5.88%, 02/15/26 (Call 03/03/22)(b)	250	252,828
Endeavour Mining PLC, 5.00%, 10/14/26(c)	200	194,260
Security	Par (000)	Value

Mining (continued)
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 02/10/22)(c)	$700	$708,820
6.88%, 03/01/26 (Call 02/10/22)(c)	800	827,408
7.25%, 04/01/23 (Call 02/10/22)(c)	233	234,076
7.50%, 04/01/25 (Call 02/10/22)(c)	650	664,625
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24
(Call 02/15/24)(b)	380	394,809
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	688	698,348
4.55%, 11/14/24 (Call 08/14/24)	400	419,704
Fresnillo PLC, 5.50%, 11/13/23(c)	200	212,364
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	920	896,991
1.63%, 04/27/26 (Call 03/27/26)(b)	75	72,674
4.00%, 04/16/25(b)	23	24,179
4.13%, 05/30/23(b)	684	705,915
4.13%, 03/12/24 (Call 02/12/24)(b)	941	980,823
4.63%, 04/29/24(b)	658	695,210
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24
(Call 04/15/24)(c)	200	210,704
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(c)	400	393,564
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(c)	400	419,656
5.71%, 11/15/23(c)	400	423,564
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26
(Call 02/16/22)(b)	155	162,583
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	173	185,209
Minera y Metalurgica del Boleo SAPI de CV, 3.25%,
04/17/24(c)	200	206,196
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(c)(e)	500	510,945
4.75%, 07/30/25(c)	600	643,752
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%,
04/11/23 (Call 01/11/23)(c)	400	403,792
MMC Norilsk Nickel OJSC Via MMC Finance DAC
2.55%, 09/11/25 (Call 06/11/25)(c)	1,400	1,318,030
3.38%, 10/28/24 (Call 07/28/24)(b)	300	294,450
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(b)	395	383,446
Perenti Finance Pty Ltd., 6.50%, 10/07/25
(Call 10/07/22)(b)(d)	200	204,634
Rusal Capital DAC, 4.85%, 02/01/23(c)	200	199,344
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(c)	400	396,120
Southern Copper Corp., 3.88%, 04/23/25	175	183,832
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)	235	239,221
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(c)	1,000	949,790
13.88%, 01/21/24 (Call 12/21/22)(c)	400	416,052
Vedanta Resources Ltd.
6.13%, 08/09/24 (Call 03/02/22)(c)	600	516,090
7.13%, 05/31/23(c)	400	378,652
		21,538,784
Multi-National — 0.1%
Asian Development Bank
0.63%, 10/08/24	100	98,060
1.50%, 01/20/27	2,000	1,982,000
Black Sea Trade & Development Bank, 3.50%, 06/25/24(c)	200	206,932

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-National (continued)
FMS Wertmanagement
0.38%, 05/06/24(c)	$400	$391,460
1.38%, 02/26/23(c)	200	200,986
		2,879,438
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	820	816,753
4.13%, 05/01/25 (Call 05/01/22)	300	303,819
5.50%, 12/01/24 (Call 06/01/24)	437	461,603
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(d)	150	153,317
Xerox Corp.
3.80%, 05/15/24(d)	150	152,754
4.07%, 03/17/22	25	24,996
4.38%, 03/15/23 (Call 02/15/23)	507	514,123
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	385	391,168
		2,818,533
Oil & Gas — 1.9%
Aethon United BR LP/Aethon United Finance Corp.,
8.25%, 02/15/26 (Call 02/15/23)(b)	345	364,082
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/22)	300	304,008
8.38%, 07/15/26 (Call 01/15/24)(b)	180	200,842
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)	280	292,544
Ascent Resources Utica Holdings LLC/ARU Finance
Corp., 7.00%, 11/01/26 (Call 03/03/22)(b)	315	314,638
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	180	180,686
Baytex Energy Corp., 5.63%, 06/01/24 (Call 03/03/22)(b)	141	140,784
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(Call 03/03/22)(b)	205	205,449
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(c)	200	206,086
BP Capital Markets America Inc.
2.75%, 05/10/23	996	1,014,894
3.12%, 05/04/26 (Call 02/04/26)	155	160,707
3.19%, 04/06/25 (Call 03/06/25)	1,511	1,568,070
3.41%, 02/11/26 (Call 12/11/25)	50	52,408
3.79%, 02/06/24 (Call 01/06/24)	969	1,011,394
3.80%, 09/21/25 (Call 07/21/25)	40	42,392
BP Capital Markets PLC
2.75%, 05/10/23	10	10,180
3.51%, 03/17/25	297	311,461
3.54%, 11/04/24	315	329,320
3.64%, 05/14/23(c)	200	205,600
3.81%, 02/10/24	635	663,435
3.99%, 09/26/23	677	706,070
California Resources Corp., 7.13%, 02/01/26
(Call 02/01/23)(b)	305	317,227
Callon Petroleum Co.
6.13%, 10/01/24 (Call 03/03/22)	275	275,179
6.38%, 07/01/26 (Call 03/03/22)(d)	180	173,000
8.25%, 07/15/25 (Call 03/03/22)	155	153,045
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
7.75%, 04/15/23 (Call 02/11/22)(d)	150	150,210
9.25%, 07/15/24 (Call 02/16/22)(b)	131	139,797
11.00%, 04/15/25 (Call 03/03/22)(b)	325	349,924
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	601	597,238
3.80%, 04/15/24 (Call 01/15/24)	254	263,449
3.90%, 02/01/25 (Call 11/01/24)	137	143,660
Security	Par (000)	Value

Oil & Gas (continued)
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	$629	$688,101
Centennial Resource Production LLC, 5.38%, 01/15/26
(Call 03/03/22)(b)	150	146,366
Chesapeake Energy Corp., 5.50%, 02/01/26
(Call 02/05/23)(b)	280	289,019
Chevron Corp.
1.14%, 05/11/23	951	951,884
1.55%, 05/11/25 (Call 04/11/25)	1,762	1,751,040
2.57%, 05/16/23 (Call 03/16/23)	263	267,276
2.90%, 03/03/24 (Call 01/03/24)	789	811,692
2.95%, 05/16/26 (Call 02/16/26)	85	88,328
3.19%, 06/24/23 (Call 03/24/23)	953	975,920
3.33%, 11/17/25 (Call 08/17/25)	185	194,457
Chevron USA Inc.
0.43%, 08/11/23	1,420	1,404,451
0.69%, 08/12/25 (Call 07/12/25)	1,757	1,693,537
3.90%, 11/15/24 (Call 08/15/24)	333	351,844
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	207	206,398
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(c)	1,200	1,254,096
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	2,085	2,120,111
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	400	420,972
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	833,784
CNPC General Capital Ltd., 3.40%, 04/16/23(c)	200	204,274
Colgate Energy Partners III LLC, 7.75%, 02/15/26
(Call 02/15/24)(b)	150	161,639
Comstock Resources Inc., 7.50%, 05/15/25
(Call 03/03/22)(b)	128	130,204
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	216	225,063
4.95%, 03/15/26 (Call 12/15/25)	455	504,149
Continental Resources Inc., 2.27%, 11/15/26
(Call 11/15/23)(b)	305	295,484
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	665	684,804
4.50%, 04/15/23 (Call 01/15/23)	392	402,196
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(b)	455	477,040
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25
(Call 03/03/22)(b)	625	629,756
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/16/22)(b)	320	310,166
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)	310	332,683
5.85%, 12/15/25 (Call 09/15/25)	305	344,006
Diamondback Energy Inc., 2.88%, 12/01/24
(Call 11/01/24)	683	697,049
Ecopetrol SA
4.13%, 01/16/25	515	517,822
5.38%, 06/26/26 (Call 03/26/26)	810	838,115
5.88%, 09/18/23	1,094	1,150,188
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(c)	400	407,164
4.38%, 10/30/24(c)	284	297,925
Endeavor Energy Resources LP/EER Finance Inc., 6.63%,
07/15/25 (Call 07/15/22)(b)	335	350,179
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)	300	300,603
4.88%, 03/30/26 (Call 12/30/25)(b)	275	270,215
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%,
04/15/26 (Call 04/15/23)(b)	152	157,101
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	620	642,593
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 03/03/22)(b)	225	215,647

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	$917	$928,362
3.15%, 04/01/25 (Call 01/01/25)	101	104,777
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(d)	300	301,506
3.13%, 05/15/26 (Call 05/15/23)(b)	300	293,352
6.63%, 02/01/25 (Call 01/01/25)	500	539,045
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	380	376,211
2.65%, 01/15/24	940	961,817
2.88%, 04/06/25 (Call 03/06/25)	1,457	1,497,942
3.25%, 11/10/24	230	239,621
3.70%, 03/01/24	889	928,747
Exxon Mobil Corp.
1.57%, 04/15/23	919	924,156
2.02%, 08/16/24 (Call 07/16/24)	1,244	1,258,045
2.71%, 03/06/25 (Call 12/06/24)	668	686,310
2.73%, 03/01/23 (Call 01/01/23)	1,012	1,027,858
2.99%, 03/19/25 (Call 02/19/25)	1,068	1,103,853
3.04%, 03/01/26 (Call 12/01/25)	1,200	1,246,932
3.18%, 03/15/24 (Call 12/15/23)	504	521,297
Gazprom Neft OAO Via GPN Capital SA, 6.00%,
11/27/23(c)	800	833,976
Great Western Petroleum LLC/Great Western Finance
Corp., 12.00%, 09/01/25 (Call 03/01/23)(b)	150	157,061
GS Caltex Corp., 3.00%, 06/04/24(c)	400	410,000
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	280	300,815
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	245	243,410
Harvest Operations Corp., 4.20%, 06/01/23
(Call 05/01/23)(c)	200	206,804
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	520	538,543
HollyFrontier Corp.
2.63%, 10/01/23	400	404,628
5.88%, 04/01/26 (Call 01/01/26)	488	536,424
Independence Energy Finance LLC, 7.25%, 05/01/26
(Call 05/01/23)(b)	255	262,635
Indian Oil Corp. Ltd., 4.75%, 01/16/24(c)	600	627,936
Ithaca Energy North Sea PLC, 9.00%, 07/15/26
(Call 07/15/23)(b)	265	273,234
KazMunayGas National Co. JSC, 4.75%, 04/24/25(c)	400	423,704
Korea National Oil Corp.
2.63%, 04/14/26(c)	400	407,804
4.00%, 01/23/24(c)	310	324,558
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(c)	400	391,788
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 03/03/22)	305	311,146
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)	200	205,086
6.13%, 06/30/25 (Call 03/30/25)(b)	225	235,960
Lukoil International Finance BV
4.56%, 04/24/23(c)	1,000	1,014,980
4.75%, 11/02/26(c)	200	202,648
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 02/11/22)(b)(d)	210	214,460
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	523	542,456
4.70%, 05/01/25 (Call 04/01/25)	894	961,318
Matador Resources Co., 5.88%, 09/15/26 (Call 02/16/22)	605	613,561
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(c)	200	193,952
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26
(Call 05/14/23)(c)	600	609,258
Security	Par (000)	Value

Oil & Gas (continued)
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25
(Call 03/02/22)(c)	$200	$200,956
MEG Energy Corp., 6.50%, 01/15/25 (Call 03/03/22)(b)	89	90,496
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26
(Call 03/03/22)(b)	380	347,734
Murphy Oil Corp.
5.75%, 08/15/25 (Call 03/03/22)	300	305,346
6.88%, 08/15/24 (Call 03/03/22)	129	131,100
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)	330	305,313
9.00%, 02/01/25 (Call 03/03/22)(b)	118	122,313
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(b)	305	292,016
Neptune Energy Bondco PLC, 6.63%, 05/15/25
(Call 03/03/22)(b)	425	431,562
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	210	215,758
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	394	395,478
2.90%, 08/15/24 (Call 07/15/24)	1,194	1,197,498
3.20%, 08/15/26 (Call 06/15/26)	465	458,550
3.40%, 04/15/26 (Call 01/15/26)	550	543,279
3.50%, 06/15/25 (Call 03/15/25)	325	322,130
5.50%, 12/01/25 (Call 09/01/25)	380	403,537
5.55%, 03/15/26 (Call 12/15/25)	565	602,002
5.88%, 09/01/25 (Call 06/01/25)	465	496,862
6.95%, 07/01/24	353	385,119
8.00%, 07/15/25 (Call 04/15/25)	275	312,422
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24(c)	415	444,328
Oil India Ltd., 5.38%, 04/17/24(c)	400	425,472
ONGC Videsh Ltd., 3.75%, 05/07/23(c)	400	408,724
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(c)	400	413,860
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)	430	469,723
5.63%, 07/01/24	609	656,551
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%,
12/15/25 (Call 03/03/22)(b)	150	152,286
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 03/03/22)	355	281,732
9.25%, 05/15/25 (Call 05/15/22)(b)	635	621,049
PDC Energy Inc.
5.75%, 05/15/26 (Call 03/03/22)	405	412,055
6.13%, 09/15/24 (Call 03/03/22)	88	89,198
Penn Virginia Holdings LLC., 9.25%, 08/15/26
(Call 08/15/23)(b)	220	225,458
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(c)	600	572,130
4.30%, 05/20/23(c)(d)	815	840,681
Petrobras Global Finance BV
5.30%, 01/27/25	600	639,102
6.25%, 03/17/24	200	215,084
7.38%, 01/17/27	400	456,184
8.75%, 05/23/26	600	722,430
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	100	100,704
Petroleos Mexicanos
4.25%, 01/15/25	499	502,129
4.50%, 01/23/26	500	497,710
4.63%, 09/21/23	740	758,803
4.88%, 01/18/24	800	823,208
6.49%, 01/23/27 (Call 11/23/26)	200	209,108
6.88%, 10/16/25 (Call 09/16/25)(b)	700	752,164
6.88%, 08/04/26	1,500	1,607,805

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Petron Corp.
4.60%, (Call 07/19/23)(a)(c)(e)	$400	$395,492
5.95%, (Call 04/19/26)(a)(c)(e)	200	202,036
Petronas Capital Ltd., 3.50%, 03/18/25(c)	1,100	1,149,599
Petrorio Luxembourg SARL, 6.13%, 06/09/26
(Call 06/09/24)(c)	400	394,288
Phillips 66
0.90%, 02/15/24 (Call 03/03/22)	180	177,763
1.30%, 02/15/26 (Call 01/15/26)	200	192,396
3.70%, 04/06/23	440	452,030
3.85%, 04/09/25 (Call 03/09/25)	711	748,313
Pioneer Natural Resources Co.
0.55%, 05/15/23	975	965,669
0.75%, 01/15/24 (Call 02/11/22)	647	633,795
1.13%, 01/15/26 (Call 12/15/25)	200	191,464
4.45%, 01/15/26 (Call 10/15/25)	40	43,016
Precision Drilling Corp., 7.13%, 01/15/26 (Call 02/16/22)(b)	175	176,537
Puma International Financing SA
5.00%, 01/24/26 (Call 02/11/22)(b)	200	199,250
5.13%, 10/06/24 (Call 02/11/22)(b)	400	398,480
Qatar Petroleum, 1.38%, 09/12/26 (Call 08/12/26)(c)	400	386,284
Raizen Fuels Finance SA, 5.30%, 01/20/27(c)	400	434,312
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	445	453,504
5.00%, 08/15/22 (Call 05/15/22)	175	175,987
5.00%, 03/15/23 (Call 12/15/22)	300	303,027
9.25%, 02/01/26 (Call 02/01/22)	375	401,018
Reliance Industries Ltd., 4.13%, 01/28/25(c)	800	842,632
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(c)	200	195,308
1.60%, 06/17/26 (Call 05/17/26)(c)	600	580,848
Saka Energi Indonesia PT, 4.45%, 05/05/24(c)	400	388,984
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(c)	200	198,572
1.63%, 11/24/25 (Call 10/24/25)(c)	1,000	980,390
2.88%, 04/16/24(c)	1,400	1,431,990
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(c)	600	599,346
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(c)	375	291,668
Shell International Finance BV
0.38%, 09/15/23	320	315,821
2.00%, 11/07/24 (Call 10/07/24)	734	742,397
2.88%, 05/10/26	35	36,377
3.25%, 05/11/25	1,473	1,542,172
3.50%, 11/13/23 (Call 10/13/23)	929	963,234
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(c)	600	611,070
Sinopec Group Overseas Development 2013 Ltd., 4.38%,
10/17/23(c)	400	418,364
Sinopec Group Overseas Development 2014 Ltd., 4.38%,
04/10/24(c)	400	422,672
Sinopec Group Overseas Development 2015 Ltd., 3.25%,
04/28/25(c)	676	701,012
Sinopec Group Overseas Development 2016 Ltd., 2.75%,
09/29/26(c)	400	410,256
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(c)	800	779,680
2.15%, 05/13/25 (Call 04/13/25)(c)	400	401,424
2.50%, 08/08/24(c)	600	610,716
2.50%, 11/12/24(c)	1,400	1,426,978
3.75%, 09/12/23(c)	1,000	1,033,410
SK Innovation Co. Ltd., 4.13%, 07/13/23(c)	200	205,444
Security	Par (000)	Value

Oil & Gas (continued)
SM Energy Co.
5.00%, 01/15/24 (Call 02/14/22)	$150	$150,110
5.63%, 06/01/25 (Call 03/03/22)	175	174,127
6.63%, 01/15/27 (Call 03/03/22)	200	205,516
6.75%, 09/15/26 (Call 03/03/22)	205	207,064
10.00%, 01/15/25 (Call 06/17/22)(b)	358	390,395
Southwestern Energy Co., 5.95%, 01/23/25
(Call 10/23/24)	445	470,498
Strathcona Resources Ltd., 6.88%, 08/01/26
(Call 08/01/23)(b)	270	268,032
Suncor Energy Inc.
2.80%, 05/15/23	788	801,286
3.10%, 05/15/25 (Call 04/15/25)	170	175,761
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	355	378,121
Tap Rock Resources LLC, 7.00%, 10/01/26
(Call 10/01/23)(b)	285	292,025
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(c)	800	784,392
4.00%, 08/15/26(c)	200	206,000
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	785	800,967
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	598	610,749
3.70%, 01/15/24	629	655,707
3.75%, 04/10/24	756	791,388
Transocean Guardian Ltd., 5.88%, 01/15/24
(Call 03/03/22)(b)	230	221,446
Transocean Inc.
7.25%, 11/01/25 (Call 02/11/22)(b)	210	163,748
7.50%, 01/15/26 (Call 02/11/22)(b)	291	222,149
11.50%, 01/30/27 (Call 07/30/23)(b)	350	347,267
Transocean Pontus Ltd., 6.13%, 08/01/25
(Call 03/03/22)(b)	228	223,547
Transocean Sentry Ltd., 5.38%, 05/15/23
(Call 03/03/22)(b)	175	169,634
Trinidad Petroleum Holdings Ltd., 9.75%, 06/15/26
(Call 06/28/22)(c)	400	421,560
Tullow Oil PLC
7.00%, 03/01/25 (Call 03/02/22)(c)	400	335,916
10.25%, 05/15/26 (Call 05/15/23)(c)	910	919,318
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24
(Call 07/20/24)(c)	400	391,992
Ultrapar International SA, 5.25%, 10/06/26(c)	200	209,158
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	1,354	1,382,055
Vantage Drilling International, 9.25%, 11/15/23
(Call 03/03/22)(b)	130	124,580
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/03/22)(b)	160	162,715
W&T Offshore Inc., 9.75%, 11/01/23 (Call 03/03/22)(b)	300	292,386
Woodside Finance Ltd., 3.65%, 03/05/25
(Call 12/05/24)(b)	240	249,254
YPF SA
8.50%, 07/28/25(c)	750	568,350
8.75%, 04/04/24(c)	876	797,563
YPF Sociedad Anonima, 4.00%, 02/12/26(c)	100	82,859
		120,340,905
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
1.23%, 12/15/23	500	497,880
2.06%, 12/15/26 (Call 11/15/26)	695	687,077

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
COSL Singapore Capital Ltd., 1.88%, 06/24/25
(Call 05/24/25)(c)	$800	$786,032
CSI Compressco LP/CSI Compressco Finance Inc.,
7.50%, 04/01/25 (Call 03/03/22)(b)	200	201,162
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 03/03/22)	175	174,774
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	786	805,674
3.80%, 11/15/25 (Call 08/15/25)	155	164,266
KCA Deutag UK Finance PLC, 9.88%, 12/01/25
(Call 12/01/22)(b)	250	265,750
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 03/03/22)(b)	125	67,667
Oceaneering International Inc., 4.65%, 11/15/24
(Call 08/15/24)	285	286,536
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	290	285,154
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	898	930,615
4.00%, 12/21/25 (Call 09/21/25)(b)	590	626,073
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	674	697,496
TechnipFMC PLC, 6.50%, 02/01/26 (Call 02/01/23)(b)	490	512,427
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24
(Call 03/03/22)(b)	151	153,062
Transocean Proteus Ltd., 6.25%, 12/01/24
(Call 03/03/22)(b)	163	160,968
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 03/03/22)	400	405,924
Weatherford International Ltd., 11.00%, 12/01/24
(Call 03/03/22)(b)	673	695,431
		8,403,968
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	110	115,548
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)	625	620,162
5.25%, 04/30/25 (Call 04/30/22)(b)	400	409,100
Ball Corp.
4.00%, 11/15/23	515	530,785
4.88%, 03/15/26 (Call 12/15/25)	429	455,873
5.25%, 07/01/25	512	550,369
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	1,280	1,257,459
1.57%, 01/15/26 (Call 12/15/25)	520	502,388
4.50%, 02/15/26 (Call 03/03/22)(b)	150	150,657
4.88%, 07/15/26 (Call 07/15/22)(b)	150	153,861
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	105	111,978
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26
(Call 01/15/23)(b)	180	182,349
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	150	155,931
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 03/03/22)	465	474,663
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 03/03/22)(b)	350	350,262
7.88%, 07/15/26 (Call 03/03/22)(b)	260	268,195
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	720	691,632
4.13%, 08/15/24 (Call 05/15/24)	150	156,146
LABL Inc., 6.75%, 07/15/26 (Call 07/15/22)(b)	415	420,777
Security	Par (000)	Value

Packaging & Containers (continued)
Matthews International Corp., 5.25%, 12/01/25
(Call 03/03/22)(b)(d)	$100	$102,098
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 03/03/22)(b)	795	794,070
7.25%, 04/15/25 (Call 03/03/22)(b)	745	737,885
8.50%, 04/15/24 (Call 03/03/22)(b)	75	76,942
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	169	175,336
5.88%, 08/15/23(b)	440	454,194
6.38%, 08/15/25(b)	175	185,952
Packaging Corp. of America, 3.65%, 09/15/24
(Call 06/15/24)	142	148,113
Pactiv LLC, 7.95%, 12/15/25	185	198,921
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	105	100,257
5.13%, 12/01/24 (Call 09/01/24)(b)	260	274,342
5.25%, 04/01/23 (Call 01/01/23)(b)	200	204,700
5.50%, 09/15/25 (Call 06/15/25)(b)	205	220,625
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	250	239,830
4.75%, 03/15/25 (Call 03/03/22)	150	150,626
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	1,000	992,560
2.25%, 02/01/27 (Call 01/01/27)	810	804,322
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 02/11/22)(b)	150	149,513
9.25%, 08/01/24 (Call 02/11/22)(b)	185	192,489
Trivium Packaging Finance BV, 5.50%, 08/15/26
(Call 08/15/22)(b)	550	556,880
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	350	357,413
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	321	329,689
3.75%, 03/15/25 (Call 01/15/25)	540	567,070
4.65%, 03/15/26 (Call 01/15/26)	660	722,627
		16,294,589
Pharmaceuticals — 1.2%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	1,778	1,810,093
2.85%, 05/14/23 (Call 03/14/23)	1,070	1,088,447
2.95%, 11/21/26 (Call 09/21/26)	1,500	1,539,870
3.20%, 05/14/26 (Call 02/14/26)	1,055	1,092,252
3.60%, 05/14/25 (Call 02/14/25)	1,928	2,016,765
3.75%, 11/14/23 (Call 10/14/23)	937	971,903
3.80%, 03/15/25 (Call 12/15/24)	1,637	1,720,029
3.85%, 06/15/24 (Call 03/15/24)	560	585,032
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	270	279,963
3.40%, 05/15/24 (Call 02/15/24)	479	495,492
AstraZeneca PLC
0.30%, 05/26/23	2,093	2,071,358
0.70%, 04/08/26 (Call 03/08/26)	695	661,466
3.38%, 11/16/25	935	985,144
3.50%, 08/17/23 (Call 07/17/23)	878	906,956
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	488	493,524
9.25%, 04/01/26 (Call 04/01/22)(b)	815	841,259
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 03/03/22)(b)	945	952,654
6.13%, 04/15/25 (Call 02/17/22)(b)	1,282	1,307,602
9.00%, 12/15/25 (Call 03/03/22)(b)	790	826,601

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Bausch Health Cos Inc., 6.13%, 02/01/27	$135	$135,412
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	1,002	1,030,517
3.88%, 12/15/23 (Call 11/15/23)(b)	670	693,008
4.25%, 12/15/25 (Call 10/15/25)(b)	1,035	1,103,041
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	860	887,159
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	819	846,617
3.73%, 12/15/24 (Call 09/15/24)	182	190,507
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 03/03/22)	236	233,107
0.75%, 11/13/25 (Call 10/13/25)	40	38,353
2.75%, 02/15/23 (Call 01/15/23)	316	321,293
2.90%, 07/26/24 (Call 06/26/24)	1,369	1,412,000
3.20%, 06/15/26 (Call 04/15/26)	2,060	2,160,549
3.25%, 02/20/23 (Call 01/20/23)	578	591,508
3.25%, 11/01/23	193	199,462
3.63%, 05/15/24 (Call 02/15/24)	125	130,386
3.88%, 08/15/25 (Call 05/15/25)	495	526,452
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	1,194	1,224,960
3.20%, 03/15/23	121	123,386
3.50%, 11/15/24 (Call 08/15/24)	389	404,268
3.75%, 09/15/25 (Call 06/15/25)	571	601,491
Cigna Corp.
0.61%, 03/15/24 (Call 03/15/22)	515	505,097
1.25%, 03/15/26 (Call 02/15/26)	385	372,076
3.00%, 07/15/23 (Call 05/16/23)	666	679,839
3.25%, 04/15/25 (Call 01/15/25)	960	996,096
3.50%, 06/15/24 (Call 03/17/24)	565	585,741
3.75%, 07/15/23 (Call 06/15/23)	1,004	1,036,198
4.13%, 11/15/25 (Call 09/15/25)	421	449,350
4.50%, 02/25/26 (Call 11/27/25)	1,050	1,138,578
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	761	777,072
2.88%, 06/01/26 (Call 03/01/26)	600	614,682
3.00%, 08/15/26 (Call 06/15/26)	185	190,889
3.38%, 08/12/24 (Call 05/12/24)	589	611,117
3.88%, 07/20/25 (Call 04/20/25)	1,606	1,698,923
4.00%, 12/05/23 (Call 09/05/23)	187	194,345
4.10%, 03/25/25 (Call 01/25/25)	470	499,403
Elanco Animal Health Inc., 5.27%, 08/28/23
(Call 07/28/23)	395	410,275
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,206	1,249,500
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%,
10/15/24 (Call 03/03/22)(b)	200	195,440
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	711	724,637
3.38%, 05/15/23	1,135	1,166,474
3.63%, 05/15/25	167	176,833
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	453	447,274
3.00%, 06/01/24 (Call 05/01/24)	1,018	1,050,871
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%,
09/01/25 (Call 09/01/22)(b)	335	351,871
Hikma Finance USA LLC, 3.25%, 07/09/25(c)	200	203,288
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	450	432,189
2.05%, 03/01/23 (Call 01/01/23)	690	698,646
2.45%, 03/01/26 (Call 12/01/25)	150	153,603
Security	Par (000)	Value

Pharmaceuticals (continued)
2.63%, 01/15/25 (Call 11/15/24)	$354	$365,381
3.38%, 12/05/23	99	103,009
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	230	179,904
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	95	90,764
1.30%, 08/15/26 (Call 07/15/26)	605	579,415
2.85%, 03/15/23 (Call 12/15/22)	393	397,932
3.80%, 03/15/24 (Call 12/15/23)	457	475,458
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	710	760,836
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	150	144,008
1.70%, 06/10/27 (Call 05/10/27)	850	834,513
2.75%, 02/10/25 (Call 11/10/24)	508	523,829
2.80%, 05/18/23	1,315	1,343,522
2.90%, 03/07/24 (Call 02/07/24)	706	727,773
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	485	503,551
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	465	465,605
3.00%, 11/20/25 (Call 08/20/25)	1,105	1,151,664
3.40%, 05/06/24	1,348	1,406,112
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(d)	125	131,189
P&L Development LLC/PLD Finance Corp., 7.75%,
11/15/25 (Call 11/15/22)(b)	255	249,775
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	500	508,705
4.38%, 03/15/26 (Call 12/15/25)	360	366,754
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	791	768,678
2.75%, 06/03/26	50	51,976
2.95%, 03/15/24 (Call 02/15/24)	854	880,850
3.00%, 06/15/23	1,006	1,031,210
3.20%, 09/15/23 (Call 08/15/23)	638	657,255
3.40%, 05/15/24	566	590,468
PRA Health Sciences Inc., 2.88%, 07/15/26
(Call 07/15/23)(b)	300	294,243
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	636	653,592
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	1,656	1,688,706
3.20%, 09/23/26 (Call 06/23/26)	710	736,227
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23
(Call 10/26/23)	865	905,223
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	661	649,723
3.15%, 10/01/26	1,775	1,628,012
6.00%, 04/15/24 (Call 01/15/24)	600	611,184
7.13%, 01/31/25 (Call 10/31/24)	950	990,897
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	1,150	1,213,997
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	399	391,754
Wyeth LLC, 6.45%, 02/01/24	399	436,765
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	868	882,131
4.50%, 11/13/25 (Call 08/13/25)	60	64,832
		77,547,615
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.88%, 05/15/26 (Call 05/15/23)(b)	285	306,059

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 03/03/22)(b)	$150	$153,239
7.63%, 12/15/25 (Call 12/15/22)(b)	325	340,044
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	116	117,755
4.95%, 12/15/24 (Call 09/15/24)	484	516,675
5.95%, 06/01/26 (Call 03/01/26)	50	56,306
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	305	304,649
4.13%, 03/01/25 (Call 02/01/25)(b)	265	263,442
4.15%, 07/01/23 (Call 04/01/23)	250	250,372
4.35%, 10/15/24 (Call 07/15/24)	225	228,654
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	1,034	1,129,500
7.00%, 06/30/24 (Call 01/01/24)	545	595,560
CNPC Global Capital Ltd., 1.13%, 06/23/23
(Call 05/23/23)(c)	1,000	993,010
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	146	156,883
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 03/03/22)	250	252,192
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	267	270,562
5.38%, 07/15/25 (Call 04/15/25)	450	475,155
5.85%, 05/21/43 (Call 05/21/23)(a)(b)	308	293,530
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 03/03/22)	125	125,760
Enbridge Inc.
0.55%, 10/04/23	200	196,786
1.60%, 10/04/26 (Call 09/04/26)	550	532,350
2.50%, 01/15/25 (Call 12/15/24)	987	999,495
3.50%, 06/10/24 (Call 03/10/24)	577	595,822
4.00%, 10/01/23 (Call 07/01/23)	633	655,364
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	1,021	1,036,642
3.60%, 02/01/23 (Call 11/01/22)	346	351,474
3.90%, 05/15/24 (Call 02/15/24)	505	521,842
3.90%, 07/15/26 (Call 04/15/26)	100	104,725
4.05%, 03/15/25 (Call 12/15/24)	620	648,396
4.25%, 03/15/23 (Call 12/15/22)	638	652,648
4.25%, 04/01/24 (Call 01/01/24)	408	424,834
4.50%, 04/15/24 (Call 03/15/24)	498	522,666
4.75%, 01/15/26 (Call 10/15/25)	180	193,405
4.90%, 02/01/24 (Call 11/01/23)	392	411,380
5.88%, 01/15/24 (Call 10/15/23)	521	555,730
5.95%, 12/01/25 (Call 09/01/25)	550	613,492
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	740	767,069
Energy Transfer LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/01/23)	252	261,478
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	375	376,249
4.40%, 04/01/24 (Call 01/01/24)	280	281,901
4.85%, 07/15/26 (Call 04/15/26)	260	266,999
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	1,241	1,263,648
3.70%, 02/15/26 (Call 11/15/25)	15	15,827
3.75%, 02/15/25 (Call 11/15/24)	1,033	1,082,894
3.90%, 02/15/24 (Call 11/15/23)	247	257,083
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	295	294,295
Security	Par (000)	Value

Pipelines (continued)
4.13%, 12/01/26 (Call 09/01/26)	$255	$252,312
4.75%, 07/15/23 (Call 06/15/23)	316	319,520
6.00%, 07/01/25 (Call 04/01/25)(b)	395	408,805
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25
(Call 04/15/25)(b)	50	53,230
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 03/03/22)	175	173,297
6.25%, 05/15/26 (Call 03/03/22)	195	188,216
6.50%, 10/01/25 (Call 03/03/22)	275	269,582
8.00%, 01/15/27 (Call 01/15/24)	140	141,043
Gray Oak Pipeline LLC, 2.60%, 10/15/25
(Call 09/15/25)(b)	280	280,294
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25
(Call 06/15/25)(b)	25	26,827
Hess Midstream Operations LP, 5.63%, 02/15/26
(Call 03/03/22)(b)	368	375,371
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27
(Call 01/01/24)(b)	135	138,645
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	336	341,766
3.50%, 09/01/23 (Call 06/01/23)	349	358,179
4.15%, 02/01/24 (Call 11/01/23)	152	158,247
4.25%, 09/01/24 (Call 06/01/24)	606	636,730
4.30%, 05/01/24 (Call 02/01/24)	355	371,760
Kinder Morgan Inc.
4.30%, 06/01/25 (Call 03/01/25)	873	929,535
5.63%, 11/15/23 (Call 08/15/23)(b)	914	966,857
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/12/22)(b)(d)	160	166,379
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(b)	584	602,659
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,187	1,157,242
3.38%, 03/15/23 (Call 02/15/23)	388	395,729
4.00%, 02/15/25 (Call 11/15/24)	129	135,455
4.50%, 07/15/23 (Call 04/15/23)	667	689,231
4.88%, 12/01/24 (Call 09/01/24)	826	885,059
4.88%, 06/01/25 (Call 03/01/25)	751	809,383
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	845	792,111
6.75%, 09/15/25 (Call 09/15/22)(b)	660	625,000
NGL Energy Operating LLC/NGL Energy Finance Corp.,
7.50%, 02/01/26 (Call 02/01/23)(b)	1,060	1,078,052
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/03/22)	250	218,158
7.50%, 11/01/23 (Call 03/03/22)	285	277,889
7.50%, 04/15/26 (Call 04/15/22)(d)	200	174,852
Northriver Midstream Finance LP, 5.63%, 02/15/26
(Call 10/15/22)(b)	265	269,765
NuStar Logistics LP
5.75%, 10/01/25 (Call 07/01/25)	307	321,018
6.00%, 06/01/26 (Call 03/01/26)	250	262,502
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	252	256,508
5.85%, 01/15/26 (Call 12/15/25)	520	586,024
7.50%, 09/01/23 (Call 06/01/23)	272	292,691
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	92	96,065
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%,
05/15/23 (Call 03/03/22)(d)	270	265,391

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	$775	$785,114
3.61%, 02/15/25 (Call 11/15/24)	322	334,809
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	1,084	1,120,054
3.85%, 10/15/23 (Call 07/15/23)	532	548,471
4.65%, 10/15/25 (Call 07/15/25)	1,140	1,225,397
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(b)	260	267,808
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(b)	225	222,858
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)	475	493,511
5.63%, 03/01/25 (Call 12/01/24)	1,472	1,609,985
5.75%, 05/15/24 (Call 02/15/24)	840	902,630
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(b)	210	213,259
Southern Gas Corridor CJSC, 6.88%, 03/24/26(c)	1,000	1,142,250
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	136	141,178
4.75%, 03/15/24 (Call 12/15/23)	589	621,083
Summit Midstream Holdings LLC/Summit Midstream
Finance Corp.
5.75%, 04/15/25 (Call 03/03/22)	100	89,290
8.50%, 10/15/26 (Call 10/15/23)(b)	400	409,776
Tallgrass Energy Partners LP/Tallgrass Energy Finance
Corp., 7.50%, 10/01/25 (Call 10/01/22)(b)	315	331,308
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 5.88%, 04/15/26 (Call 03/03/22)	340	351,128
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	277	293,800
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	2,735	2,675,568
3.75%, 10/16/23 (Call 07/16/23)	563	580,982
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26
(Call 11/01/25)	559	670,727
Transportadora de Gas del Sur SA, 6.75%, 05/02/25
(Call 05/02/22)(c)	300	269,259
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	250	255,970
4.35%, 02/01/25 (Call 01/01/25)	543	549,755
4.65%, 07/01/26 (Call 04/01/26)	260	272,215
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	581	611,299
4.00%, 09/15/25 (Call 06/15/25)	130	137,597
4.30%, 03/04/24 (Call 12/04/23)	550	575,498
4.50%, 11/15/23 (Call 08/15/23)	713	746,112
4.55%, 06/24/24 (Call 03/24/24)	601	635,089
		56,545,000
Real Estate — 0.5%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(c)	800	338,368
7.88%, (Call 07/31/24)(a)(c)(e)	300	78,366
8.38%, (Call 12/04/23)(a)(c)(e)	200	52,272
Aldar Sukuk Ltd., 4.75%, 09/29/25(c)	200	215,262
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)	200	193,570
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(c)	400	391,772
AT Securities BV, 5.25%, (Call 07/21/23)(a)(c)(e)	250	256,715
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	200	219,562
Central Plaza Development Ltd.
3.85%, 07/14/25(c)	200	184,018
4.65%, 01/19/26 (Call 10/19/25)(c)	400	368,364
Security	Par (000)	Value

Real Estate (continued)
5.75%, (Call 11/14/24)(a)(c)(e)	$200	$181,098
China Overseas Finance Cayman III Ltd., 5.38%,
10/29/23(c)	300	315,018
China Overseas Finance Cayman VI Ltd., 5.95%,
05/08/24(c)	200	214,718
China Overseas Finance Cayman VII Ltd., 4.25%,
04/26/23(c)	800	817,784
China Overseas Grand Oceans Finance IV Cayman Ltd.,
2.45%, 02/09/26 (Call 11/09/25)(c)	200	191,788
China Resources Land Ltd.
3.75%, 08/26/24(c)	600	618,504
3.75%, (Call 12/09/24)(a)(c)(e)	600	614,214
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(c)	200	140,038
7.25%, 04/19/23 (Call 03/03/22)(c)	600	479,088
7.38%, 04/09/24 (Call 04/09/22)(c)	400	304,856
Chouzhou International Investment Ltd., 4.00%,
02/18/25(c)	600	612,030
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(c)	600	528,030
6.00%, 07/16/25 (Call 01/16/23)(c)	400	355,004
6.45%, 11/07/24 (Call 11/07/22)(c)	200	181,948
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(c)	200	161,814
4.20%, 02/06/26 (Call 02/06/24)(c)	800	656,144
5.13%, 01/17/25 (Call 03/03/22)(c)	600	517,068
5.40%, 05/27/25 (Call 05/27/23)(c)	600	519,624
6.15%, 09/17/25 (Call 09/17/23)(c)	400	350,612
6.50%, 04/08/24 (Call 04/08/22)(c)	400	360,008
7.25%, 04/08/26 (Call 04/08/23)(c)	600	525,192
8.00%, 01/27/24 (Call 03/03/22)(c)	700	642,467
Dar Al-Arkan Sukuk Co. Ltd.
6.75%, 02/15/25(c)	400	413,888
6.88%, 03/21/23(c)	450	464,247
DIFC Sukuk Ltd., 4.33%, 11/12/24(c)	600	635,550
Easy Tactic Ltd.
5.88%, 02/13/23 (Call 03/02/22)(c)	400	143,732
8.13%, 02/27/23 (Call 03/02/22)(c)	600	214,248
11.75%, 08/02/23(c)	200	72,086
Easy Trade Global Co.Ltd., 4.00%, 11/10/25(c)	200	200,356
Elect Global Investments Ltd., 4.10%,
(Call 06/03/25)(a)(c)(e)	600	598,278
EMG Sukuk Ltd., 4.56%, 06/18/24(c)	600	627,474
Esic Sukuk Ltd., 3.94%, 07/30/24(c)	400	406,840
Five Point Operating Co. LP/Five Point Capital Corp.,
7.88%, 11/15/25 (Call 03/03/22)(b)	320	330,147
Franshion Brilliant Ltd., 3.20%, 04/09/26(c)	400	371,484
Fuqing Investment management Co., 3.25%, 06/23/25(c)	600	559,494
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26
(Call 06/30/26)(b)	402	421,806
GLP Pte Ltd., 3.88%, 06/04/25(c)	400	410,264
Greenland Global Investment Ltd., 6.75%, 09/26/23(c)	600	482,070
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 03/03/22)(b)	90	91,485
Hongkong Land Finance Cayman Islands Co. Ltd. (The),
4.50%, 10/07/25(c)	200	215,328
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(c)	400	409,048
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 02/15/22)(c)	450	242,991
7.88%, 09/01/23 (Call 02/15/22)(c)	400	250,692

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate (continued)
MAF Global Securities Ltd., 4.75%, 05/07/24(c)	$600	$631,194
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	305	321,147
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(c)(e)	400	382,000
Poly Developments and Holdings Group Co. Ltd., 4.75%,
09/17/23(c)	200	205,602
Poly Real Estate Finance Ltd.
3.88%, 03/25/24(c)	200	203,300
3.95%, 02/05/23(c)	400	403,868
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(b)	230	235,184
7.63%, 06/15/25 (Call 02/04/22)(b)	335	356,045
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26
(Call 01/12/24)(c)	400	339,304
Shimao Group Holdings Ltd.
5.20%, 01/30/25 (Call 02/15/22)(c)	300	140,556
5.60%, 07/15/26 (Call 07/15/23)(c)	400	184,768
6.13%, 02/21/24 (Call 02/21/22)(c)	600	287,784
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 03/03/22)(c)	400	382,116
6.15%, 08/24/24 (Call 08/24/22)(c)	600	564,948
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24(c)	403	390,684
3.00%, (Call 10/29/23)(a)(c)(e)	400	404,948
Sino-Ocean Land Treasure Finance I Ltd., 6.00%,
07/30/24(c)	400	385,484
Sino-Ocean Land Treasure IV Ltd., 3.25%, 05/05/26
(Call 02/05/26)(c)	400	353,804
Sunac China Holdings Ltd.
5.95%, 04/26/24 (Call 01/26/23)(c)	200	118,876
6.50%, 07/09/23 (Call 07/09/22)(c)	700	425,642
6.50%, 01/10/25 (Call 01/10/23)(c)	600	353,808
6.50%, 01/26/26 (Call 01/26/24)(c)	400	235,456
6.65%, 08/03/24 (Call 08/03/22)(c)	200	119,474
7.00%, 07/09/25 (Call 07/09/23)(c)	400	235,480
7.95%, 10/11/23 (Call 03/03/22)(c)	400	242,672
8.35%, 04/19/23 (Call 03/03/22)(c)	200	124,486
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(c)	600	630,816
Times China Holdings Ltd.
6.75%, 07/16/23 (Call 07/16/22)(c)	400	203,916
6.75%, 07/08/25 (Call 07/08/23)(c)	400	188,004
Vanke Real Estate Hong Kong Co. Ltd.
1.73%, 05/25/23, (3 mo. LIBOR US + 1.550%)(a)(c)	300	298,617
3.15%, 05/12/25(c)	200	198,652
4.15%, 04/18/23(c)	400	406,116
4.20%, 06/07/24(c)	200	204,760
5.35%, 03/11/24(c)	810	846,256
Wanda Properties International Co. Ltd., 7.25%,
01/29/24(c)	200	186,138
Westwood Group Holdings Ltd., 2.80%, 01/20/26(c)	600	575,118
WeWork Companies Inc., 7.88%, 05/01/25(b)	275	254,642
WeWork Cos LLC/WW Co-Obligor Inc., 5.00%, 07/10/25
(Call 04/10/25)(b)	325	276,370
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(c)	400	400,464
2.50%, 09/16/24(c)	400	403,860
Wuhan Urban Construction Group Co. Ltd., 2.25%,
07/09/24(c)	200	199,154
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26
(Call 05/20/24)(c)	400	374,008
Security	Par (000)	Value

Real Estate (continued)
Yuzhou Group Holdings Co. Ltd.
6.00%, 10/25/23 (Call 03/03/22)(c)	$300	$66,327
7.38%, 01/13/26 (Call 01/13/24)(c)	400	87,896
8.38%, 10/30/24 (Call 10/30/22)(c)	200	44,070
8.50%, 02/04/23 (Call 03/03/22)(c)	200	44,120
		33,064,758
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	527	551,189
3.80%, 04/15/26 (Call 02/15/26)	44	46,974
4.30%, 01/15/26 (Call 10/15/25)	110	118,741
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	83	84,809
4.13%, 07/01/24 (Call 04/01/24)	345	363,116
American Tower Corp.
0.60%, 01/15/24	355	347,673
1.30%, 09/15/25 (Call 08/15/25)	135	131,067
1.45%, 09/15/26 (Call 08/15/26)	560	537,930
1.60%, 04/15/26 (Call 03/15/26)	1,932	1,872,185
2.40%, 03/15/25 (Call 02/15/25)	543	546,508
2.95%, 01/15/25 (Call 12/15/24)	442	452,736
3.00%, 06/15/23	403	411,423
3.38%, 05/15/24 (Call 04/15/24)	417	430,211
3.38%, 10/15/26 (Call 07/15/26)	60	62,416
4.00%, 06/01/25 (Call 03/01/25)	131	137,843
4.40%, 02/15/26 (Call 11/15/25)	135	144,954
5.00%, 02/15/24	766	815,047
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	401	419,410
3.50%, 11/15/24 (Call 08/15/24)	277	289,335
3.50%, 11/15/25 (Call 08/15/25)	75	79,014
4.20%, 12/15/23 (Call 09/16/23)	214	223,348
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27
(Call 10/15/26)(b)	200	192,410
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	216	220,689
3.20%, 01/15/25 (Call 10/15/24)	895	927,068
3.65%, 02/01/26 (Call 11/03/25)	185	194,997
3.80%, 02/01/24 (Call 11/01/23)	461	477,135
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	14	14,282
4.10%, 10/01/24 (Call 07/01/24)	155	161,803
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	205	212,544
3.85%, 02/01/25 (Call 11/01/24)	260	271,671
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(b)	505	505,000
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,
04/15/23	879	901,924
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	500	497,845
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	1,160	1,094,518
1.35%, 07/15/25 (Call 06/15/25)	295	286,286
3.15%, 07/15/23 (Call 06/15/23)	645	659,216
3.20%, 09/01/24 (Call 07/01/24)	535	551,366
3.70%, 06/15/26 (Call 03/15/26)	505	530,255
4.45%, 02/15/26 (Call 11/15/25)	195	209,516
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	82	86,687

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24
(Call 10/15/24)	$1,186	$1,220,181
Digital Realty Trust LP, 4.75%, 10/01/25 (Call 02/03/22)	104	115,477
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	200	200,428
Class-T, 9.75%, 06/15/25 (Call 06/15/22)	500	531,400
Duke Realty LP, 3.75%, 12/01/24 (Call 02/13/22)	202	213,152
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	460	483,354
4.75%, 12/15/26 (Call 09/15/26)	50	52,441
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,035	991,147
1.25%, 07/15/25 (Call 06/15/25)	140	135,677
1.45%, 05/15/26 (Call 04/15/26)	1,195	1,153,103
2.63%, 11/18/24 (Call 10/18/24)	657	667,216
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	195	198,091
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	272	276,814
3.50%, 04/01/25 (Call 01/01/25)	135	140,856
3.88%, 05/01/24 (Call 02/01/24)	25	26,078
Federal Realty Investment Trust, 3.95%, 01/15/24
(Call 10/15/23)	130	134,779
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 03/03/22)(d)	150	144,564
5.88%, 10/15/24 (Call 03/03/22)	50	43,915
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	720	736,726
5.25%, 06/01/25 (Call 03/01/25)	765	821,090
5.38%, 11/01/23 (Call 08/01/23)	762	803,072
5.38%, 04/15/26 (Call 01/15/26)	670	724,283
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	548	529,669
6.00%, 04/15/25 (Call 04/15/22)(b)	255	264,058
Healthpeak Properties Inc., 4.00%, 06/01/25
(Call 03/01/25)	425	451,052
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	277	286,249
Series E, 4.00%, 06/15/25 (Call 03/15/25)	85	88,923
Series F, 4.50%, 02/01/26 (Call 11/01/25)	520	550,956
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	275	273,259
4.75%, 10/01/24 (Call 07/01/24)	408	413,741
5.50%, 02/15/26 (Call 08/15/22)	205	208,782
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	300	310,758
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	453	460,869
3.13%, 06/01/23 (Call 03/01/23)	170	173,043
3.30%, 02/01/25 (Call 12/01/24)	137	141,689
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 5.25%, 10/01/25 (Call 02/16/22)(b)	175	175,894
Link Finance Cayman 2009 Ltd. (The), 3.60%, 09/03/24(c)	200	207,982
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	235	246,766
4.63%, 06/15/25 (Call 03/15/25)(b)	425	446,998
5.63%, 05/01/24 (Call 02/01/24)	515	544,999
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	300	284,460
3.75%, 06/15/24 (Call 03/15/24)	70	72,994
4.30%, 10/15/23 (Call 07/15/23)	377	391,349
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/MPT Finance Corp.,
5.25%, 08/01/26 (Call 03/03/22)	$250	$257,370
National Retail Properties Inc., 3.90%, 06/15/24
(Call 03/15/24)	346	361,414
New Residential Investment Corp., 6.25%, 10/15/25
(Call 10/15/22)(b)	305	301,886
Office Properties Income Trust
2.65%, 06/15/26 (Call 05/15/26)	350	341,278
4.25%, 05/15/24 (Call 02/15/24)	25	25,792
4.50%, 02/01/25 (Call 11/01/24)	375	390,754
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	298	307,938
4.50%, 01/15/25 (Call 10/15/24)	63	66,651
4.95%, 04/01/24 (Call 01/01/24)	105	110,826
5.25%, 01/15/26 (Call 10/15/25)	585	639,323
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25
(Call 06/01/22)(b)	275	287,972
Piedmont Operating Partnership LP, 3.40%, 06/01/23
(Call 03/01/23)	24	24,414
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	280	268,724
1.50%, 11/09/26 (Call 10/09/26)	1,110	1,088,055
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	675	642,715
3.88%, 07/15/24 (Call 04/15/24)	104	109,020
3.88%, 04/15/25 (Call 02/15/25)	63	66,712
4.60%, 02/06/24 (Call 11/06/23)	490	515,754
4.63%, 11/01/25 (Call 09/01/25)	250	272,450
4.88%, 06/01/26 (Call 03/01/26)	55	60,901
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(b)	275	267,468
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	115	124,328
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	100	103,034
3.50%, 02/12/25 (Call 11/14/24)(b)	522	543,412
3.63%, 01/28/26 (Call 12/28/25)(b)	285	299,239
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26)(a)(b)	200	205,132
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	425	405,875
4.50%, 06/15/23 (Call 12/15/22)	260	255,692
4.50%, 03/15/25 (Call 09/15/24)	190	180,409
4.65%, 03/15/24 (Call 09/15/23)	260	252,707
4.75%, 10/01/26 (Call 08/01/26)	250	232,185
5.25%, 02/15/26 (Call 08/15/25)	210	201,220
7.50%, 09/15/25 (Call 06/15/25)	430	453,147
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	500	479,675
2.00%, 09/13/24 (Call 06/13/24)	961	966,804
2.75%, 06/01/23 (Call 03/01/23)	299	303,404
3.30%, 01/15/26 (Call 10/15/25)	685	714,523
3.38%, 10/01/24 (Call 07/01/24)	394	409,390
3.50%, 09/01/25 (Call 06/01/25)	440	461,556
3.75%, 02/01/24 (Call 11/01/23)	263	273,249
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	362	374,493
4.25%, 02/01/26 (Call 11/01/25)	205	215,068
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	225	219,636
3.75%, 12/31/24 (Call 09/30/24)(b)	195	194,698

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.75%, 03/15/25 (Call 09/15/24)	$250	$256,655
5.50%, 11/01/23 (Call 08/01/23)(b)	170	175,318
Trust Fibra Uno
5.25%, 12/15/24 (Call 09/15/24)(c)	400	427,848
5.25%, 01/30/26 (Call 10/30/25)(c)	400	430,948
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 03/03/22)(b)	1,185	1,234,000
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	225	229,331
3.50%, 04/15/24 (Call 03/15/24)	561	580,590
3.50%, 02/01/25 (Call 11/01/24)	259	269,034
3.75%, 05/01/24 (Call 02/01/24)	372	385,723
4.13%, 01/15/26 (Call 10/15/25)	180	192,218
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 03/03/22)(b)	380	380,004
4.25%, 12/01/26 (Call 12/01/22)(b)	675	681,811
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	1,025	1,008,805
3.50%, 01/15/25 (Call 11/15/24)	65	67,148
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	560	579,544
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	895	928,706
4.00%, 06/01/25 (Call 03/01/25)	899	953,380
4.25%, 04/01/26 (Call 01/01/26)	40	43,137
4.50%, 01/15/24 (Call 10/15/23)	173	181,384
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	108	113,671
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	255	263,609
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(c)	400	381,500
		56,440,132
Retail — 0.6%
7-Eleven Inc.
0.63%, 02/10/23 (Call 03/03/22)(b)	920	915,142
0.80%, 02/10/24 (Call 03/03/22)(b)	1,589	1,558,444
0.95%, 02/10/26 (Call 01/10/26)(b)	1,390	1,321,918
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)	230	175,858
Abercrombie & Fitch Management Co., 8.75%, 07/15/25
(Call 07/15/22)(b)	205	218,161
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	383	397,213
4.50%, 10/01/25 (Call 07/01/25)	84	89,916
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	83	84,751
3.13%, 04/18/24 (Call 03/18/24)	552	569,206
3.13%, 04/21/26 (Call 01/21/26)	175	181,286
3.25%, 04/15/25 (Call 01/15/25)	119	123,282
3.63%, 04/15/25 (Call 03/15/25)	525	550,804
Bath & Body Works Inc., 9.38%, 07/01/25(b)	255	304,967
Beacon Roofing Supply Inc., 4.50%, 11/15/26
(Call 11/15/22)(b)	50	51,076
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	165	164,955
Brinker International Inc.
3.88%, 05/15/23	150	151,991
5.00%, 10/01/24 (Call 07/01/24)(b)	200	207,888
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(b)	300	286,005
CEC Entertainment LLC, 6.75%, 05/01/26
(Call 05/01/23)(b)	390	375,605
Costco Wholesale Corp., 2.75%, 05/18/24 (Call 03/18/24)	483	496,287
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)	227	240,965
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	622	633,544
Security	Par (000)	Value

Retail (continued)
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	$330	$348,463
eG Global Finance PLC
6.75%, 02/07/25 (Call 02/11/22)(b)	360	360,284
8.50%, 10/30/25 (Call 03/03/22)(b)	300	304,455
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(b)	365	345,801
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(c)	200	115,198
Golden Nugget Inc.
6.75%, 10/15/24 (Call 02/04/22)(b)	640	640,179
8.75%, 10/01/25 (Call 02/04/22)(b)	325	332,189
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(b)	145	153,993
Haidilao International Holding Ltd., 2.15%, 01/14/26(c)	400	366,204
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	694	705,243
3.00%, 04/01/26 (Call 01/01/26)	95	99,381
3.35%, 09/15/25 (Call 06/15/25)	339	356,777
3.75%, 02/15/24 (Call 11/15/23)	626	652,818
IRB Holding Corp.
6.75%, 02/15/26 (Call 03/03/22)(b)	250	254,352
7.00%, 06/15/25 (Call 06/15/22)(b)	390	406,653
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)	70	73,161
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	540	558,668
3.38%, 09/15/25 (Call 06/15/25)	291	304,718
3.88%, 09/15/23 (Call 06/15/23)	81	83,803
4.00%, 04/15/25 (Call 03/15/25)	1,270	1,347,356
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%,
02/15/26 (Call 02/15/23)(b)	420	404,590
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	300	300,540
3.63%, 06/01/24 (Call 03/01/24)(d)	281	285,015
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	495	488,174
3.25%, 06/10/24	37	38,439
3.30%, 07/01/25 (Call 06/01/25)	849	886,364
3.35%, 04/01/23 (Call 03/01/23)	986	1,008,491
3.38%, 05/26/25 (Call 02/26/25)	578	604,854
3.70%, 01/30/26 (Call 10/30/25)	60	63,646
New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/22)(b)	305	315,184
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	550	569,475
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	30	31,556
3.85%, 06/15/23 (Call 03/15/23)	141	144,906
Party City Holdings Inc., 8.75%, 02/15/26
(Call 08/15/23)(b)	390	392,734
Penske Automotive Group Inc., 3.50%, 09/01/25
(Call 09/01/22)	285	283,498
QVC Inc.
4.38%, 03/15/23	376	380,557
4.45%, 02/15/25 (Call 11/15/24)	307	309,671
4.85%, 04/01/24	434	440,909
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(b)	325	320,603
8.00%, 11/15/26 (Call 01/15/23)(b)	450	441,702
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	766	825,105
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 03/03/22)	75	76,236
8.75%, 04/30/25 (Call 04/30/22)(b)	80	84,439

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(b)	$205	$203,567
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	385	396,188
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	1,040	1,025,378
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	60	61,120
3.10%, 03/01/23 (Call 02/01/23)	726	740,360
3.80%, 08/15/25 (Call 06/15/25)	576	610,980
3.85%, 10/01/23 (Call 07/01/23)	586	606,047
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	840	839,404
2.25%, 04/15/25 (Call 03/15/25)	1,411	1,430,994
2.50%, 04/15/26	5	5,151
3.50%, 07/01/24	747	782,281
TJX Companies Inc. (The), 2.50%, 05/15/23
(Call 02/15/23)	224	227,138
TPro Acquisition Corp., 11.00%, 10/15/24
(Call 03/03/22)(b)	150	162,817
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 05/17/22)	1,000	989,540
3.45%, 06/01/26 (Call 03/01/26)	420	439,757
3.80%, 11/18/24 (Call 08/18/24)	182	190,649
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	781	792,207
3.30%, 04/22/24 (Call 01/22/24)	640	663,629
White Cap Parent LLC, 8.25%, 03/15/26 (Call 03/15/22),
(9.00% PIK)(b)(f)	165	167,650
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)	200	206,148
7.75%, 04/01/25 (Call 04/01/22)(b)	295	308,971
		36,455,624
Savings & Loans — 0.0%
Nationwide Building Society
1.00%, 08/28/25(b)	250	240,860
1.50%, 10/13/26(b)	800	772,576
3.77%, 03/08/24 (Call 03/08/23)(a)(b)	355	362,938
4.00%, 09/14/26(b)	250	263,478
4.36%, 08/01/24 (Call 08/01/23)(a)(b)	395	409,654
		2,049,506
Semiconductors — 0.4%
Altera Corp., 4.10%, 11/15/23	60	62,752
ams-OSRAM AG., 7.00%, 07/31/25 (Call 07/31/22)(b)	200	210,096
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	196	202,590
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	110	117,426
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	529	545,457
3.63%, 01/15/24 (Call 11/15/23)	764	790,434
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	945	973,567
3.46%, 09/15/26 (Call 07/15/26)	257	267,529
3.63%, 10/15/24 (Call 09/15/24)	1,187	1,237,697
4.25%, 04/15/26 (Call 02/15/26)	105	112,195
4.70%, 04/15/25 (Call 03/15/25)	693	743,908
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	40	41,227
2.88%, 05/11/24 (Call 03/11/24)	791	813,812
3.40%, 03/25/25 (Call 02/25/25)	1,870	1,954,356
3.70%, 07/29/25 (Call 04/29/25)	351	371,562
Security	Par (000)	Value

Semiconductors (continued)
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	$811	$866,083
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	180	192,373
3.80%, 03/15/25 (Call 12/15/24)	21	22,182
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	1,050	1,017,902
4.20%, 06/22/23 (Call 05/22/23)	323	333,310
Microchip Technology Inc.
0.97%, 02/15/24	307	300,574
0.98%, 09/01/24(b)	1,071	1,040,680
2.67%, 09/01/23	244	247,604
4.25%, 09/01/25 (Call 09/01/22)	630	649,202
4.33%, 06/01/23 (Call 05/01/23)	447	462,337
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	795	777,446
NXP BV/NXP Funding LLC
4.63%, 06/01/23(b)	465	483,051
4.88%, 03/01/24 (Call 02/01/24)(b)	824	873,267
5.35%, 03/01/26 (Call 01/01/26)(b)	120	133,205
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	358	363,882
3.88%, 06/18/26 (Call 04/18/26)(b)	220	232,844
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(b)	200	197,186
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	877	902,863
3.45%, 05/20/25 (Call 02/20/25)	558	585,258
Renesas Electronics Corp., 2.17%, 11/25/26
(Call 10/25/26)(b)	500	487,205
SK Hynix Inc.
1.00%, 01/19/24(c)	200	196,128
1.50%, 01/19/26(c)	400	385,804
3.00%, 09/17/24(c)	600	612,648
Skyworks Solutions Inc.
0.90%, 06/01/23 (Call 06/01/22)	500	495,230
1.80%, 06/01/26 (Call 05/01/26)	350	341,978
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	140	135,919
1.38%, 03/12/25 (Call 02/12/25)	704	697,101
2.25%, 05/01/23 (Call 02/01/23)	17	17,181
2.63%, 05/15/24 (Call 03/15/24)	182	186,521
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(c)	1,200	1,147,044
1.25%, 04/23/26 (Call 03/23/26)(c)	200	193,228
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	496	507,001
		23,528,845
Shipbuilding — 0.0%
CSSC Capital Ltd. Co., 2.50%, 02/13/25(c)	400	398,224
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(b)	200	196,800
3.84%, 05/01/25 (Call 04/01/25)	211	220,860
		815,884
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 03/03/22)(b)	250	260,120
Adobe Inc.
1.70%, 02/01/23	672	677,228
1.90%, 02/01/25 (Call 01/01/25)	787	793,808
3.25%, 02/01/25 (Call 11/01/24)	420	437,938
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(b)	335	349,449
9.13%, 03/01/26 (Call 02/11/22)(b)	175	182,555

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	$50	$52,286
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	58	61,541
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	365	370,566
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)	271	290,648
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 02/11/22)(b)	675	677,119
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	564	545,512
Consensus Cloud Solutions Inc., 6.00%, 10/15/26
(Call 10/15/23)(b)	160	164,829
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	100	109,722
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(b)	210	226,122
Fidelity National Information Services Inc.
0.38%, 03/01/23	792	783,993
0.60%, 03/01/24	552	538,691
1.15%, 03/01/26 (Call 02/01/26)	1,080	1,033,592
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	1,253	1,278,210
3.20%, 07/01/26 (Call 05/01/26)	260	269,547
3.80%, 10/01/23 (Call 09/01/23)	1,172	1,213,606
3.85%, 06/01/25 (Call 03/01/25)	623	654,916
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	1,108	1,077,652
Intuit Inc.
0.65%, 07/15/23	1,364	1,351,915
0.95%, 07/15/25 (Call 06/15/25)	1,223	1,184,683
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,275	1,291,447
2.38%, 05/01/23 (Call 02/01/23)	638	646,594
2.40%, 08/08/26 (Call 05/08/26)	205	209,902
2.70%, 02/12/25 (Call 11/12/24)	345	356,068
2.88%, 02/06/24 (Call 12/06/23)	1,103	1,134,722
3.13%, 11/03/25 (Call 08/03/25)	1,820	1,905,758
3.63%, 12/15/23 (Call 09/15/23)	1,204	1,250,655
Nuance Communications Inc., 5.63%, 12/15/26
(Call 03/03/22)	50	51,510
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,195	1,156,808
2.40%, 09/15/23 (Call 07/15/23)	1,201	1,215,208
2.50%, 04/01/25 (Call 03/01/25)	1,970	1,986,962
2.63%, 02/15/23 (Call 01/15/23)	1,339	1,356,420
2.65%, 07/15/26 (Call 04/15/26)	1,160	1,167,923
2.95%, 11/15/24 (Call 09/15/24)	761	778,305
2.95%, 05/15/25 (Call 02/15/25)	2,297	2,342,343
3.40%, 07/08/24 (Call 04/08/24)	1,811	1,867,141
3.63%, 07/15/23	432	445,094
PTC Inc., 3.63%, 02/15/25 (Call 03/03/22)(b)	305	306,019
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	480	460,997
2.35%, 09/15/24 (Call 08/15/24)	417	421,683
3.65%, 09/15/23 (Call 08/15/23)	1,037	1,070,028
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/15/22)	50	48,943
3.25%, 04/11/23 (Call 03/11/23)	661	676,871
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)(d)	155	152,346
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25
(Call 03/03/22)(b)	930	947,893
VMware Inc.
0.60%, 08/15/23	282	278,187
1.00%, 08/15/24 (Call 08/15/22)	190	185,659
Security	Par (000)	Value

Software (continued)
1.40%, 08/15/26 (Call 07/15/26)	$1,000	$958,410
4.50%, 05/15/25 (Call 04/15/25)	132	141,020
		39,397,164
Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(c)	200	212,078

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(c)	600	622,170

Telecommunications — 1.0%
AT&T Inc.
0.90%, 03/25/24 (Call 03/25/22)	115	113,065
1.70%, 03/25/26 (Call 03/25/23)	2,437	2,381,973
3.40%, 05/15/25 (Call 02/15/25)	1,511	1,575,414
3.80%, 03/01/24 (Call 01/01/24)	65	67,660
3.88%, 01/15/26 (Call 10/15/25)	285	302,408
3.90%, 03/11/24 (Call 12/11/23)	266	277,273
3.95%, 01/15/25 (Call 10/15/24)	297	313,469
4.05%, 12/15/23	309	323,440
4.13%, 02/17/26 (Call 11/17/25)	500	536,680
4.45%, 04/01/24 (Call 01/01/24)	1,461	1,538,009
Axiata SPV2 Bhd, 4.36%, 03/24/26(c)	400	432,168
Bell Canada, Series US-3, 0.75%, 03/17/24	427	418,853
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(c)	450	464,008
5.35%, 05/20/24(c)	450	478,773
Bharti Airtel Ltd., 4.38%, 06/10/25(c)	400	420,372
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	225	235,496
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	563	571,456
2.60%, 02/28/23	15	15,251
2.95%, 02/28/26	160	167,146
3.50%, 06/15/25	45	47,602
3.63%, 03/04/24	588	614,507
CommScope Inc., 6.00%, 03/01/26 (Call 03/03/22)(b)	825	836,104
CommScope Technologies LLC, 6.00%, 06/15/25
(Call 02/11/22)(b)	688	670,112
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 10/01/22)(b)	1,075	1,113,947
Deutsche Telekom International Finance BV, 2.49%,
09/19/23 (Call 07/19/23)(b)	200	202,482
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/24 (Call 02/15/22)(c)	650	666,344
Digicel Ltd., 6.75%, 03/01/23 (Call 02/15/22)(c)	400	389,612
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/11/22)(b)	200	202,000
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(c)	400	423,740
4.88%, 10/30/24 (Call 07/30/24)(c)	200	208,488
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(c)(e)	200	201,118
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(c)	300	311,472
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(c)	200	205,180
Hughes Satellite Systems Corp.
5.25%, 08/01/26	550	585,167
6.63%, 08/01/26	400	430,176
Iliad Holding SASU., 6.50%, 10/15/26 (Call 10/15/23)(b)	635	643,998
Intrado Corp., 8.50%, 10/15/25 (Call 03/03/22)(b)	405	396,592
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	325	314,980
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 03/02/22)(c)	400	413,772
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)	200	207,804

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
KT Corp., 1.00%, 09/01/25(c)	$400	$386,292
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 03/03/22)	300	304,701
Ligado Networks LLC
15.50%, 11/01/23, (15.50% PIK)(b)(f)	1,718	1,280,789
17.50%, 05/01/24, (17.50% PIK)(b)(f)	435	201,044
Liquid Telecommunications Financing Plc, 5.50%,
09/04/26 (Call 03/04/23)(c)	400	403,732
Lumen Technologies Inc.
5.13%, 12/15/26 (Call 12/15/22)(b)	650	656,123
5.63%, 04/01/25 (Call 01/01/25)	375	387,683
Series T, 5.80%, 03/15/22	400	401,048
Series W, 6.75%, 12/01/23	410	435,186
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	689	736,355
Motorola Solutions Inc., 4.00%, 09/01/24	474	497,709
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(c)	400	410,928
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	1,130	1,091,388
Network i2i Ltd.
3.98%, (a)(c)(e)	600	587,796
5.65%, (Call 01/15/25)(a)(c)(e)	400	415,272
NTT Finance Corp.
0.37%, 03/03/23(b)	660	654,812
0.58%, 03/01/24(b)	855	836,806
1.16%, 04/03/26 (Call 03/03/26)(b)	1,450	1,398,336
OI Movel SA, 8.75%, 07/30/26 (Call 07/30/24)(c)	400	407,948
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	500	510,405
5.00%, 10/19/25(b)	400	441,416
Oztel Holdings SPC Ltd., 5.63%, 10/24/23(c)	200	206,684
PCCW-HKT Capital No. 5 Ltd., 3.75%, 03/08/23(c)	400	408,788
Qwest Corp., 7.25%, 09/15/25	230	260,696
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	557	564,152
3.63%, 12/15/25 (Call 09/15/25)	480	502,810
4.10%, 10/01/23 (Call 07/01/23)	433	447,692
SES SA, 3.60%, 04/04/23(b)	32	32,662
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(c)	200	208,616
Sprint Communications Inc., 9.25%, 04/15/22	75	76,322
Sprint Corp.
7.13%, 06/15/24	1,316	1,434,664
7.63%, 02/15/25 (Call 11/15/24)	821	913,436
7.63%, 03/01/26 (Call 11/01/25)	805	924,027
7.88%, 09/15/23	2,256	2,436,412
Sprint Spectrum Co. LLC/Sprint Spectrum Co.
II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25
(Call 03/20/24)(b)	163	169,666
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	760	784,343
Telesat Canada/Telesat LLC, 5.63%, 12/06/26
(Call 12/06/23)(b)	300	254,394
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	215	222,706
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	175	169,454
2.25%, 02/15/26 (Call 02/15/23)	600	578,454
2.25%, 02/15/26 (Call 02/15/23)(b)	420	405,544
2.63%, 04/15/26 (Call 04/15/23)	640	627,258
3.50%, 04/15/25 (Call 03/15/25)	1,961	2,037,734
4.00%, 04/15/22 (Call 03/16/22)	225	225,448
Total Play Telecomunicaciones SA de CV, 7.50%,
11/12/25(c)	400	401,472
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26
(Call 12/20/25)(c)	400	390,376
Security	Par (000)	Value

Telecommunications (continued)
Trilogy International South Pacific LLC/TISP Finance Inc., 8.88%, 05/15/23 (Call 03/03/22)(b)(d)	$92	$91,453
Turk Telekomunikasyon AS
4.88%, 06/19/24(c)	300	296,898
6.88%, 02/28/25(c)	200	204,746
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(c)	400	398,212
VEON Holdings BV
4.00%, 04/09/25 (Call 01/09/25)(b)	800	778,048
4.95%, 06/16/24 (Call 03/16/24)(c)	300	303,795
5.95%, 02/13/23(c)	600	612,318
7.25%, 04/26/23 (Call 01/26/23)(c)	400	411,660
Verizon Communications Inc.
0.75%, 03/22/24	1,164	1,145,807
0.85%, 11/20/25 (Call 10/20/25)	4,785	4,586,040
1.45%, 03/20/26 (Call 02/20/26)	1,440	1,405,771
3.38%, 02/15/25	1,247	1,304,050
3.50%, 11/01/24 (Call 08/01/24)	682	712,376
Viasat Inc., 5.63%, 09/15/25 (Call 02/11/22)(b)	440	433,374
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)	270	257,834
4.13%, 05/30/25	323	343,220
		60,133,292
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 02/10/22)(c)	500	451,535
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	628	640,428
		1,091,963
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	492	503,631
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	166	167,324
3.38%, 04/01/26 (Call 04/01/23)(b)	325	324,893
		995,848
Transportation — 0.3%
Altera Infrastructure LP/Teekay Offshore Finance Corp.,
8.50%, 07/15/23 (Call 02/16/22)(b)	275	146,162
AP Moller - Maersk A/S, 3.88%, 09/28/25
(Call 06/28/25)(b)	125	132,086
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26),
(3 mo. LIBOR US + 2.350%)(a)	40	44,374
BPHL Capital Management Ltd., 5.95%, 02/27/23(c)	200	184,022
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	462	469,558
3.00%, 04/01/25 (Call 01/01/25)	510	528,646
3.40%, 09/01/24 (Call 06/01/24)	291	303,161
3.65%, 09/01/25 (Call 06/01/25)	345	365,393
3.75%, 04/01/24 (Call 01/01/24)	695	724,892
3.85%, 09/01/23 (Call 06/01/23)	653	675,783
7.00%, 12/15/25	500	592,260
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	70	72,101
2.95%, 11/21/24 (Call 08/21/24)	18	18,554
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	500	493,920
1.75%, 12/02/26 (Call 11/02/26)	285	279,696
2.90%, 02/01/25 (Call 11/01/24)	691	713,105
4.45%, 03/15/23 (Call 12/15/22)	48	49,312
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(c)(e)	400	413,552

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	$115	$120,526
3.40%, 08/01/24 (Call 05/01/24)	573	596,327
Eastern Creation II Investment Holdings Ltd., 1.00%,
09/10/23(c)	400	394,664
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	220	230,892
Guangzhou Metro Investment Finance BVI Ltd., 1.51%,
09/17/25(c)	200	193,464
Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24(c)	200	206,008
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	120	127,897
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	345	350,720
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25 (Call 08/01/22)(c)	200	210,534
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	372	377,472
2.90%, 06/15/26 (Call 03/15/26)	60	62,064
3.65%, 08/01/25 (Call 06/01/25)	215	226,522
3.85%, 01/15/24 (Call 10/15/23)	154	159,852
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(c)	600	630,132
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/23(c)	400	411,732
4.88%, 10/01/24(c)	200	212,142
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	345	336,748
2.50%, 09/01/24 (Call 08/01/24)	389	395,582
3.40%, 03/01/23 (Call 02/01/23)	366	373,547
3.65%, 03/18/24 (Call 02/18/24)	533	554,016
3.75%, 06/09/23 (Call 05/09/23)	352	362,219
3.88%, 12/01/23 (Call 11/01/23)	303	314,741
4.63%, 06/01/25 (Call 05/01/25)	379	407,903
Seaspan Corp., 6.50%, 04/29/26 (Call 04/29/25)(b)	200	211,220
Ukraine Railways Via Rail Capital Markets PLC, 8.25%,
07/09/24(c)	400	364,536
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	139	140,990
3.15%, 03/01/24 (Call 02/01/24)	521	538,110
3.25%, 01/15/25 (Call 10/15/24)	238	247,606
3.25%, 08/15/25 (Call 05/15/25)	131	136,949
3.50%, 06/08/23 (Call 05/08/23)	895	920,167
3.65%, 02/15/24 (Call 11/15/23)	537	557,411
3.75%, 03/15/24 (Call 12/15/23)	306	318,659
3.75%, 07/15/25 (Call 05/15/25)	340	360,856
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	605	614,105
2.50%, 04/01/23 (Call 03/01/23)	622	631,237
2.80%, 11/15/24 (Call 09/15/24)	110	113,469
3.90%, 04/01/25 (Call 03/01/25)	805	853,847
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)	525	507,911
Western Global Airlines LLC, 10.38%, 08/15/25
(Call 05/15/25)(b)	215	237,784
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(b)	600	621,558
Yunda Holding Investment Co., 2.25%, 08/19/25(c)	400	385,736
		21,224,432
Trucking & Leasing — 0.2%
CMB International Leasing Management Ltd.
1.88%, 08/12/25(c)	600	586,002
2.00%, 02/04/26(c)	600	583,344
3.00%, 07/03/24(c)	400	406,292
Security	Par (000)	Value

Trucking & Leasing (continued)
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(c)	$400	$389,556
2.63%, 03/20/25 (Call 02/20/25)(c)	200	198,716
DAE Funding LLC Co., 1.63%, 02/15/24(c)	200	195,392
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 03/03/22)(b)	445	457,162
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	123	127,001
4.35%, 02/15/24 (Call 01/15/24)	264	277,416
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	705	677,124
1.70%, 06/15/26 (Call 05/15/26)(b)	285	276,875
2.70%, 03/14/23 (Call 02/14/23)(b)	772	781,681
2.70%, 11/01/24 (Call 10/01/24)(b)	379	385,557
3.45%, 07/01/24 (Call 06/01/24)(b)	249	257,705
3.90%, 02/01/24 (Call 01/01/24)(b)	770	799,252
3.95%, 03/10/25 (Call 01/10/25)(b)	365	383,659
4.00%, 07/15/25 (Call 06/15/25)(b)	47	49,685
4.13%, 08/01/23 (Call 07/01/23)(b)	463	479,210
4.45%, 01/29/26 (Call 11/29/25)(b)	314	338,206
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,500	1,461,135
4.13%, 07/15/23 (Call 06/15/23)(b)	260	268,517
		9,379,487
Water — 0.0%
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23
(Call 02/10/22)(c)	300	155,841
American Water Capital Corp.
Class-C, 3.40%, 03/01/25 (Call 12/01/24)	703	731,907
Class-C, 3.85%, 03/01/24 (Call 12/01/23)	344	358,452
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)	310	322,146
Solaris Midstream Holdings LLC, 7.63%, 04/01/26
(Call 04/01/23)(b)	205	211,941
		1,780,287
Total Corporate Bonds & Notes — 35.4%
(Cost: $2,248,823,809)		2,219,118,674

Foreign Government Obligations(i)

Angola — 0.0%
Angolan Government International Bond, 9.50%,
11/12/25(c)	700	766,073

Argentina — 0.0%
Provincia de Cordoba, 5.00%, 12/10/25(c)(d)(g)	150	110,586

Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%,
03/18/24(c)	800	842,304
State Oil Co. of the Azerbaijan Republic, 4.75%,
03/13/23(c)	400	411,648
		1,253,952
Bahrain — 0.1%
Bahrain Government International Bond
6.13%, 08/01/23(c)	600	627,030
7.00%, 01/26/26(c)	800	864,216
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(c)	600	626,412
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(c)	200	207,636

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bahrain (continued)
CBB International Sukuk Programme Co. WLL, 6.25%,
11/14/24(c)	$1,000	$1,066,980
		3,392,274
Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%,
05/02/24(c)	400	350,172
Republic of Belarus International Bond
5.88%, 02/24/26(c)	200	167,110
6.88%, 02/28/23(c)	400	378,016
		895,298
Bermuda — 0.0%
Bermuda Government International Bond, 4.85%,
02/06/24(c)	500	528,150

Bolivia — 0.0%
Bolivian Government International Bond, 5.95%,
08/22/23(c)(d)	200	206,962

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social,
5.75%, 09/26/23(c)	400	425,008
Brazilian Government International Bond
2.88%, 06/06/25	1,000	1,001,040
4.25%, 01/07/25	1,800	1,892,430
6.00%, 04/07/26	1,425	1,581,451
8.75%, 02/04/25	300	358,881
8.88%, 04/15/24	529	614,745
		5,873,555
Canada — 0.8%
Canada Government International Bond
0.75%, 05/19/26	300	289,032
1.63%, 01/22/25	3,177	3,196,634
CDP Financial Inc.
0.88%, 06/10/25(b)	1,400	1,366,218
1.00%, 04/17/23(b)	750	749,617
CPPIB Capital Inc., 1.25%, 03/04/25(b)	1,000	991,510
Export Development Canada
1.38%, 02/24/23	1,425	1,431,797
2.63%, 02/21/24	1,430	1,468,882
2.75%, 03/15/23	650	663,137
Hydro-Quebec, Series IO, 8.05%, 07/07/24	580	665,353
OMERS Finance Trust, 2.50%, 05/02/24(b)	500	511,775
Ontario Teachers’ Finance Trust, 1.38%, 04/15/25(b)	500	496,320
Province of Alberta Canada
1.00%, 05/20/25	6,307	6,181,554
1.88%, 11/13/24	975	984,974
2.95%, 01/23/24	1,030	1,062,702
3.35%, 11/01/23	676	700,694
Province of British Columbia Canada
0.90%, 07/20/26	5,150	4,975,569
2.25%, 06/02/26	1,005	1,027,120
6.50%, 01/15/26	215	252,279
Series 10, 1.75%, 09/27/24	1,500	1,513,485
Province of Manitoba Canada
2.13%, 06/22/26	150	152,079
3.05%, 05/14/24	312	323,450
Series GX, 2.60%, 04/16/24	505	518,135
Province of Ontario Canada
0.63%, 01/21/26	1,439	1,377,958
1.05%, 04/14/26	555	538,739
Security	Par (000)	Value

Canada (continued)
2.30%, 06/15/26	$1,050	$1,071,987
2.50%, 04/27/26	1,000	1,029,250
3.05%, 01/29/24	2,132	2,205,149
3.20%, 05/16/24	2,361	2,456,196
3.40%, 10/17/23	1,502	1,557,349
Province of Quebec Canada
0.60%, 07/23/25	3,000	2,898,840
2.50%, 04/20/26	822	847,515
2.63%, 02/13/23	1,265	1,286,568
Series NJ, 7.50%, 07/15/23	100	109,045
Series NN, 7.13%, 02/09/24	25	27,818
Series QO, 2.88%, 10/16/24	1,490	1,547,171
Series QW, 2.50%, 04/09/24(d)	1,225	1,255,747
Series QX, 1.50%, 02/11/25	1,536	1,535,217
PSP Capital Inc., 1.00%, 06/29/26(b)	250	241,885
		49,508,750
Chile — 0.0%
Chile Government International Bond
3.13%, 03/27/25	200	206,862
3.13%, 01/21/26	400	414,160
		621,022
China — 0.1%
China Development Bank, 1.00%, 10/27/25(c)	1,000	966,970
China Development Bank/Hong Kong, 0.63%, 01/12/24(c)	400	393,604
China Government International Bond
0.40%, 10/21/23(c)	1,500	1,477,920
0.55%, 10/21/25(c)	1,900	1,821,188
0.75%, 10/26/24(c)	400	392,256
1.95%, 12/03/24(c)	750	759,420
3.25%, 10/19/23(c)	400	413,428
Export-Import Bank of China (The)
2.88%, 04/26/26(c)	800	828,872
3.63%, 07/31/24(c)	800	840,840
		7,894,498
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	1,100	1,105,456
4.00%, 02/26/24 (Call 11/26/23)	1,050	1,075,967
4.50%, 01/28/26 (Call 10/28/25)	200	206,286
8.13%, 05/21/24	325	363,964
		2,751,673
Croatia — 0.0%
Croatia Government International Bond
5.50%, 04/04/23(c)	1,100	1,149,390
6.00%, 01/26/24(c)	600	648,546
		1,797,936
Denmark — 0.0%
Kommunekredit, 0.63%, 06/10/25(c)	1,800	1,744,506

Dominican Republic — 0.0%
Dominican Republic International Bond
5.50%, 01/27/25(c)	675	722,277
5.88%, 04/18/24(c)	200	208,574
5.95%, 01/25/27(c)	400	439,312
6.88%, 01/29/26(c)	800	906,288
		2,276,451
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(c)	600	550,032

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
4.55%, 11/20/23(c)	$200	$203,490
5.25%, 10/06/25(c)	800	794,544
5.58%, 02/21/23(c)	600	614,898
5.75%, 05/29/24(c)	1,050	1,075,694
5.88%, 06/11/25(c)	400	404,724
6.20%, 03/01/24(c)	200	207,302
7.50%, 01/31/27(c)	400	405,176
		4,255,860
El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(c)	600	355,440
6.38%, 01/18/27(c)	200	112,686
		468,126
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	125	149,286
Finnvera Oyj, 1.63%, 10/23/24(b)	960	965,127
Kuntarahoitus Oyj
2.50%, 11/15/23(b)	300	306,807
2.88%, 03/07/23(b)	400	408,384
		1,829,604
France — 0.2%
Caisse d’Amortissement de la Dette Sociale
0.38%, 05/19/23(b)	2,000	1,983,040
0.38%, 09/23/25(b)	1,800	1,719,684
3.38%, 03/20/24(b)	5,000	5,215,850
SFIL SA, 0.63%, 02/09/26(c)	1,000	957,240
		9,875,814
Gabon — 0.0%
Gabon Government International Bond, 6.95%,
06/16/25(c)	200	208,270

Georgia — 0.0%
Georgia Government International Bond, 2.75%,
04/22/26(c)	500	487,565

Germany — 0.1%
FMS Wertmanagement
2.75%, 03/06/23	380	387,573
2.75%, 01/30/24	1,310	1,348,711
Land Nordrhein Westfalen, 2.25%, 04/16/25(c)	3,000	3,066,480
State of North Rhine-Westphalia Germany, 1.50%,
02/13/23(c)	1,000	1,005,650
		5,808,414
Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(c)(j)	600	414,534
8.13%, 01/18/26(c)	200	179,290
		593,824
Guatemala — 0.0%
Guatemala Government Bond, 4.50%, 05/03/26(c)	400	414,052

Honduras — 0.0%
Honduras Government International Bond
6.25%, 01/19/27(c)	200	199,698
7.50%, 03/15/24(c)	200	202,654
		402,352
Security	Par (000)	Value

Hong Kong — 0.0%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	$400	$395,540
2.10%, (Call 03/08/26)(a)(c)(e)	600	586,758
Hong Kong Government International Bond
0.63%, 02/02/26(b)(d)	800	767,024
2.50%, 05/28/24(b)	200	204,912
		1,954,234
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	650	678,795
5.38%, 03/25/24	600	645,942
5.75%, 11/22/23	1,348	1,448,642
		2,773,379
India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(c)	600	619,020
3.88%, 03/12/24(c)	200	206,932
		825,952
Indonesia — 0.2%
Indonesia Government International Bond
3.38%, 04/15/23(c)	446	458,283
4.13%, 01/15/25(c)	800	852,712
4.35%, 01/08/27(c)	200	218,310
4.45%, 02/11/24	200	211,928
4.75%, 01/08/26(c)	1,200	1,320,012
5.38%, 10/17/23(c)	400	427,556
5.88%, 01/15/24(c)	1,000	1,086,590
Lembaga Pembiayaan Ekspor Indonesia, 3.88%,
04/06/24(c)	200	206,478
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(c)(d)	800	782,608
2.30%, 06/23/25(c)	850	857,259
3.75%, 03/01/23(c)	900	925,470
3.90%, 08/20/24(c)	800	844,784
4.33%, 05/28/25(c)	900	966,231
4.35%, 09/10/24(c)(d)	400	426,820
4.55%, 03/29/26(c)	600	658,062
		10,243,103
Iraq — 0.0%
Iraq International Bond, 6.75%, 03/09/23(c)	500	503,795

Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	406,642
Israel Government International Bond
2.88%, 03/16/26	400	416,744
3.15%, 06/30/23	500	514,125
		1,337,511
Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	200	196,126
1.25%, 02/17/26	1,375	1,319,876
2.38%, 10/17/24	1,600	1,622,480
6.88%, 09/27/23	3,715	4,037,314
		7,175,796
Japan — 0.2%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	200	201,436
1.88%, 10/02/24(c)	500	504,940
3.13%, 09/06/23(b)	985	1,014,501

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Japan Bank for International Cooperation
0.63%, 05/22/23	$1,000	$994,080
0.63%, 07/15/25	1,000	964,870
1.75%, 10/17/24	250	251,695
2.50%, 05/23/24	1,750	1,792,367
2.50%, 05/28/25	4,000	4,110,680
3.00%, 05/29/24	500	518,210
3.25%, 07/20/23	655	674,617
3.38%, 10/31/23	400	414,576
		11,441,972
Jersey — 0.0%
IDB Trust Services Ltd.
1.81%, 02/26/25(c)	800	801,432
1.96%, 10/02/24(c)	500	503,185
2.84%, 04/25/24(c)	500	513,840
3.39%, 09/26/23(c)	500	516,405
		2,334,862
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(c)	200	204,898
5.75%, 01/31/27(c)	200	207,576
6.13%, 01/29/26(c)	600	631,632
		1,044,106
Kazakhstan — 0.1%
Kazakhstan Government International Bond
3.88%, 10/14/24(c)	1,645	1,741,134
5.13%, 07/21/25(c)	800	877,056
		2,618,190
Kenya — 0.0%
Republic of Kenya Government International Bond, 6.88%,
06/24/24(c)	1,100	1,164,691

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(c)(k)	200	21,264
6.25%, 11/04/24(c)(k)	200	21,486
6.25%, 06/12/25(c)	200	21,254
6.40%, 05/26/23(k)	865	91,180
6.60%, 11/27/26(c)(k)(l)	300	31,884
6.65%, 04/22/24(c)(k)	250	26,862
		213,930
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 1.26%, 03/31/26(c)	1,550	1,510,692

Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 03/09/23(c)	2,000	2,001,760
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(c)	552	572,810
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(c)	600	630,900
		3,205,470
Mexico — 0.1%
Mexico Government International Bond
3.60%, 01/30/25	400	418,468
3.90%, 04/27/25 (Call 03/27/25)	500	527,450
4.00%, 10/02/23(d)	743	775,633
4.13%, 01/21/26	1,200	1,290,504
		3,012,055
Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(c)	200	209,564
Security	Par (000)	Value

Mongolia (continued)
Mongolia Government International Bond
5.13%, 04/07/26(c)	$400	$405,700
5.63%, 05/01/23(c)	400	408,616
8.75%, 03/09/24(c)	200	218,732
		1,242,612
Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(c)	400	417,052

Nigeria — 0.0%
Nigeria Government International Bond
6.38%, 07/12/23(c)	200	208,132
7.63%, 11/21/25(c)	600	646,050
		854,182
Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	800	765,344
0.88%, 03/12/25(b)	1,000	981,090
1.50%, 01/20/27(b)	2,000	1,978,220
2.00%, 06/19/24(b)	1,050	1,065,655
2.75%, 02/05/24(b)	500	514,675
		5,304,984
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(c)	1,200	1,227,732
4.88%, 02/01/25(c)	400	412,280
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(c)	1,300	1,338,181
5.93%, 10/31/25(c)	400	435,584
		3,413,777
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(c)	800	770,696
8.25%, 04/15/24(c)	400	418,308
8.25%, 09/30/25(c)	400	421,416
		1,610,420
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%,
09/14/25 (Call 08/14/25)(c)	200	198,666
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	705	735,174
3.75%, 04/17/26(c)	600	624,462
4.00%, 09/22/24 (Call 06/22/24)	700	732,270
7.13%, 01/29/26	200	234,606
		2,525,178
Paraguay — 0.0%
Paraguay Government International Bond, 5.00%,
04/15/26(c)	200	217,098

Peru — 0.0%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	225	225,218
7.35%, 07/21/25	1,200	1,407,060
		1,632,278
Philippines — 0.1%
Philippine Government International Bond
4.20%, 01/21/24	2,250	2,370,938
10.63%, 03/16/25	200	254,776
		2,625,714

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	$2,483	$2,537,700
3.25%, 04/06/26	200	212,280
4.00%, 01/22/24	286	300,363
		3,050,343
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(c)	1,800	1,886,094
3.38%, 03/14/24(c)	1,000	1,036,100
3.40%, 04/16/25(c)	1,400	1,464,708
3.88%, 04/23/23(c)	2,050	2,114,472
		6,501,374
Romania — 0.0%
Romanian Government International Bond
4.38%, 08/22/23(c)	1,000	1,042,660
4.88%, 01/22/24(c)(d)	355	374,774
		1,417,434
Russia — 0.1%
Russian Foreign Bond-Eurobond
4.75%, 05/27/26(c)	1,800	1,845,414
4.88%, 09/16/23(c)	1,400	1,454,572
		3,299,986
Saudi Arabia — 0.1%
Saudi Government International Bond
2.88%, 03/04/23(c)	1,771	1,799,212
2.90%, 10/22/25(c)	1,000	1,029,540
3.25%, 10/26/26(c)	3,000	3,135,510
4.00%, 04/17/25(c)	2,000	2,120,120
		8,084,382
Slovenia — 0.0%
Slovenia Government International Bond, 5.25%,
02/18/24(b)	600	647,406

South Africa — 0.0%
Republic of South Africa Government International Bond
4.67%, 01/17/24	600	626,370
4.88%, 04/14/26(d)	800	837,880
5.88%, 09/16/25	1,000	1,089,960
		2,554,210
South Korea — 0.2%
Export-Import Bank Korea, 1.13%, 03/24/26(c)	200	194,142
Export-Import Bank of Korea
0.38%, 02/09/24	600	587,802
0.63%, 06/29/24	200	195,984
0.63%, 02/09/26	610	582,202
0.75%, 09/21/25	600	578,166
0.95%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	200	201,498
1.13%, 12/29/26	400	385,360
1.47%, 04/27/23, (3 mo. LIBOR US + 1.200%)(a)(c)	600	607,344
1.88%, 02/12/25	600	602,652
2.38%, 06/25/24	200	204,360
2.88%, 01/21/25	1,700	1,756,270
3.63%, 11/27/23	200	208,304
4.00%, 01/14/24	400	420,128
Incheon International Airport Corp., 1.25%, 05/04/26(c)	200	194,086
Industrial Bank of Korea
0.63%, 09/17/24(c)	200	194,972
1.04%, 06/22/25(c)	200	194,832
2.13%, 10/23/24(c)	400	405,620
Security	Par (000)	Value

South Korea (continued)
Korea Development Bank (The)
0.40%, 06/19/24	$1,000	$975,660
0.50%, 10/27/23	400	394,324
1.25%, 06/03/25(c)	800	787,392
1.75%, 02/18/25	500	501,155
Korea Expressway Corp., 1.13%, 05/17/26(c)	400	387,220
Korea Hydro & Nuclear Power Co. Ltd., 3.25%,
06/15/25(c)	200	208,642
Korea International Bond
2.00%, 06/19/24	600	607,500
3.88%, 09/11/23	400	416,296
Korea National Oil Corp.
0.88%, 10/05/25(c)(d)	1,000	958,640
1.25%, 04/07/26(c)	600	579,126
Korea Resources Corp., 1.75%, 04/15/26(c)	600	586,704
Korea SMEs and Startups Agency, 2.13%, 08/30/26(c)	200	199,950
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(c)	200	192,454
Suhyup Bank, 3.63%, 01/29/24(c)	200	207,624
		14,516,409
Sri Lanka — 0.0%
Sri Lanka Government International Bond
5.75%, 04/18/23(c)	806	429,332
6.13%, 06/03/25(c)	600	310,572
6.35%, 06/28/24(c)	400	205,976
6.83%, 07/18/26(c)	200	99,944
6.85%, 03/14/24(c)	400	205,972
6.85%, 11/03/25(c)	600	309,060
		1,560,856
Supranational — 2.5%
Africa Finance Corp.
3.13%, 06/16/25(c)	400	407,648
3.88%, 04/13/24(c)	200	207,194
4.38%, 04/17/26(c)	400	425,788
African Development Bank
0.75%, 04/03/23	1,422	1,418,374
0.88%, 03/23/26	675	654,055
0.88%, 07/22/26	2,170	2,099,323
3.00%, 09/20/23	2,504	2,579,471
African Export-Import Bank (The)
4.13%, 06/20/24(c)	2,050	2,129,253
5.25%, 10/11/23(c)	650	679,211
Arab Petroleum Investments Corp., 1.26%, 02/10/26(c)	1,000	971,650
Asian Development Bank
0.25%, 07/14/23	688	680,109
0.25%, 10/06/23	765	753,854
0.38%, 06/11/24	565	552,491
0.38%, 09/03/25	2,460	2,359,017
0.50%, 02/04/26	1,170	1,118,789
0.63%, 04/29/25	3,685	3,585,689
1.00%, 04/14/26	4,990	4,860,210
1.50%, 10/18/24	3,187	3,197,708
2.00%, 01/22/25	174	176,887
2.00%, 04/24/26	150	152,154
2.63%, 01/30/24	2,778	2,854,478
2.75%, 03/17/23	2,148	2,191,991
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	605	596,276
0.50%, 10/30/24	1,715	1,673,943
0.50%, 05/28/25	1,194	1,154,240

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.50%, 01/27/26	$175	$167,269
2.25%, 05/16/24	3,597	3,672,537
Central American Bank for Economic Integration, 2.00%,
05/06/25(b)	400	400,652
Council of Europe Development Bank
0.25%, 06/10/23	14	13,853
0.25%, 10/20/23	708	696,962
1.38%, 02/27/25	94	93,742
2.50%, 02/27/24	345	353,711
2.63%, 02/13/23	1,245	1,266,439
European Bank for Reconstruction & Development
0.25%, 07/10/23	374	369,793
0.50%, 05/19/25	2,300	2,224,261
0.50%, 01/28/26	100	95,679
1.50%, 02/13/25	1,135	1,136,737
1.63%, 09/27/24	5,031	5,066,167
2.75%, 03/07/23	500	509,835
European Investment Bank
0.25%, 09/15/23	1,495	1,474,519
0.38%, 12/15/25	1,225	1,169,446
0.38%, 03/26/26	1,935	1,838,656
0.63%, 07/25/25	2,665	2,584,144
0.75%, 10/26/26	1,675	1,606,761
1.38%, 05/15/23	115	115,587
1.63%, 03/14/25	2,465	2,477,843
1.88%, 02/10/25	1,235	1,251,141
2.25%, 06/24/24	2,196	2,243,895
2.50%, 03/15/23	2,384	2,426,411
2.63%, 03/15/24	3,213	3,304,731
2.88%, 08/15/23	1,832	1,882,087
3.13%, 12/14/23	899	931,085
3.25%, 01/29/24	3,499	3,638,505
European Stability Mechanism, 1.38%, 09/11/24(b)(d)	1,000	1,000,290
Inter-American Development Bank
0.25%, 11/15/23	545	536,296
0.50%, 05/24/23	2,930	2,911,394
0.63%, 07/15/25	2,872	2,784,490
0.88%, 04/03/25	5,058	4,964,933
0.88%, 04/20/26	5,430	5,259,226
1.75%, 03/14/25	2,160	2,179,310
2.13%, 01/15/25	1,326	1,353,316
2.63%, 01/16/24	1,566	1,608,517
3.00%, 10/04/23	1,264	1,303,235
3.00%, 02/21/24	2,046	2,119,144
Inter-American Investment Corp., 1.75%, 10/02/24(c)	1,800	1,815,534
International Bank for Reconstruction & Development
0.13%, 04/20/23	775	766,994
0.25%, 11/24/23	368	361,994
0.38%, 07/28/25	13,251	12,733,946
0.50%, 10/28/25	3,008	2,891,741
0.63%, 04/22/25	5,593	5,443,443
0.75%, 03/11/25	3,059	2,994,241
1.63%, 01/15/25	1,389	1,397,376
1.75%, 04/19/23	106	107,014
2.13%, 02/13/23	315	319,057
2.50%, 03/19/24	4,504	4,622,275
3.00%, 09/27/23	2,295	2,365,594
Series GDIF, 1.50%, 08/28/24	552	554,528
Series GDIF, 1.88%, 06/19/23	363	367,254
Series GDIF, 1.88%, 10/27/26	50	50,528
Security	Par (000)	Value

Supranational (continued)
Series GDIF, 2.13%, 03/03/25	$215	$219,433
Series GDIF, 2.50%, 11/25/24	1,422	1,465,897
Series GDIF, 2.50%, 07/29/25	2,107	2,176,510
Series GDIF, 3.13%, 11/20/25	400	422,972
International Development Association, 2.75%, 04/24/23(b)	300	306,402
International Finance Corp.
0.38%, 07/16/25	2,271	2,183,930
0.50%, 03/20/23	400	397,848
1.38%, 10/16/24	1,264	1,264,265
2.88%, 07/31/23	577	592,394
Nordic Investment Bank
0.38%, 09/11/25	1,800	1,724,814
2.25%, 05/21/24	1,000	1,021,300
		155,079,686
Sweden — 0.1%
Kommuninvest I Sverige AB, 0.38%, 02/16/24(b)(d)	800	785,496
Svensk Exportkredit AB
0.25%, 09/29/23	200	196,918
0.50%, 08/26/25	1,800	1,731,024
0.63%, 05/14/25	1,050	1,018,311
1.75%, 12/12/23	200	201,788
2.88%, 03/14/23	769	784,872
Sweden Government International Bond, 2.38%,
02/15/23(b)	1,325	1,344,994
		6,063,403
Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(c)	200	195,268

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24(c)	200	205,442
4.50%, 08/04/26(c)(d)	600	615,906
		821,348
Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(c)	628	486,838

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(c)	400	391,840
5.00%, 04/06/23(c)	400	402,008
5.13%, 06/22/26(b)	1,500	1,453,140
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(c)	200	189,128
Turkey Government International Bond
3.25%, 03/23/23	800	793,104
4.25%, 03/13/25(d)	1,000	942,030
4.25%, 04/14/26	1,400	1,268,204
4.75%, 01/26/26	1,200	1,116,780
4.88%, 10/09/26	1,000	913,440
5.60%, 11/14/24(d)	1,400	1,379,280
5.75%, 03/22/24	1,200	1,201,164
6.35%, 08/10/24	1,100	1,106,952
6.38%, 10/14/25	1,200	1,187,268
7.25%, 12/23/23	1,000	1,035,240
7.38%, 02/05/25	1,544	1,576,872
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(c)	200	198,742
6.13%, 05/03/24(c)	400	397,724
8.25%, 01/24/24(c)	400	413,604
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(c)	200	185,516
		16,152,036

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 09/01/23(c)	$530	$488,056
7.75%, 09/01/24(c)	950	847,647
7.75%, 09/01/25(c)	1,200	1,055,688
7.75%, 09/01/26(c)	200	175,038
8.99%, 02/01/24(c)	600	552,678
		3,119,107
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
0.75%, 09/02/23(c)	1,400	1,386,616
2.13%, 09/30/24(c)	1,600	1,619,856
2.50%, 04/16/25(c)	1,400	1,429,162
3.13%, 05/03/26(c)	1,200	1,254,648
RAK Capital, 3.09%, 03/31/25(c)	500	514,295
Sharjah Sukuk Ltd., 3.76%, 09/17/24(c)	200	208,010
Sharjah Sukuk Program Ltd., 3.85%, 04/03/26(c)	800	833,984
		7,246,571
United Kingdom — 0.0%
Bank of England Euro Note, 0.50%, 04/28/23(b)	2,100	2,087,106

Uruguay — 0.0%
Uruguay Government International Bond, 4.50%,
08/14/24	500	523,150

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%,
11/19/24(c)	454	484,618

Zambia — 0.0%
Zambia Government International Bond, 8.50%,
04/14/24(c)(k)(l)	400	299,968

Total Foreign Government Obligations — 6.5%
(Cost: $417,211,743)	.	409,360,099

Municipal Debt Obligations

California — 0.0%
University of California RB, Series BG, 0.88%, 05/15/25
(Call 04/15/25)	70	68,429

Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.26%,
07/01/25	500	491,094

New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	65	65,126
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	500	498,383
		563,509

Total Municipal Debt Obligations — 0.0%
(Cost: $1,144,374)		1,123,032

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 7.6%
Federal Home Loan Mortgage Corp.
1.91%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	14	14,802
2.00%, 11/01/35	4,180	4,214,397
2.00%, 08/01/36	521	523,976

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 10/01/36	$1,966	$1,977,582
2.00%, 11/01/36	5,901	5,935,346
2.00%, 12/01/36	2,089	2,101,967
2.00%, 01/01/37	10,582	10,653,640
2.50%, 01/01/30	395	404,411
2.50%, 08/01/31	339	347,911
2.50%, 10/01/31	776	795,380
2.50%, 12/01/31	423	433,358
2.50%, 02/01/32	497	509,376
2.50%, 01/01/33	1,363	1,398,582
2.50%, 07/01/36	483	493,704
3.00%, 05/01/29	14,575	15,117,548
3.00%, 05/01/30	353	366,027
3.00%, 06/01/30	33	34,277
3.00%, 07/01/30	267	277,688
3.00%, 12/01/30	385	399,295
3.00%, 05/01/31	140	145,563
3.00%, 06/01/31	96	99,901
3.50%, 05/01/32	78	81,689
3.50%, 09/01/32	69	72,942
3.50%, 07/01/33	155	162,702
3.50%, 06/01/34	688	722,371
4.00%, 05/01/33	151	158,609
Federal National Mortgage Association
1.50%, 10/01/36	764	753,863
1.50%, 11/01/36	2,312	2,278,367
1.50%, 02/01/37	12,211	12,028,155
1.83%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	13	13,350
1.94%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	44	45,868
2.00%, 06/01/36	16,660	16,753,168
2.00%, 08/01/36	389	390,907
2.00%, 11/01/36	7,644	7,694,611
2.00%, 12/01/36	10,151	10,217,030
2.00%, 01/01/37	3,206	3,225,670
2.50%, 05/01/31	645	661,235
2.50%, 10/01/35	768	785,634
2.50%, 05/01/36	12,596	12,877,297
2.50%, 06/01/36	597	610,836
2.50%, 07/01/36	259	265,978
2.50%, 02/17/37(m)	17,125	17,499,275
3.00%, 03/01/30	2,740	2,842,366
3.00%, 02/17/37	5,370	5,560,511
3.50%, 02/18/36(m)	5,999	6,263,800
4.00%, 02/17/37(m)	3,429	3,586,855
4.50%, 02/17/37	112	116,246
5.00%, 02/17/37	178	183,135
Series 2012-M13, Class A2, 2.38%, 05/25/22	276	276,275
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	68	70,046
FHLMC Multifamily Structured Pass Through Certificates
Series K030, Class A2, 3.25%, 04/25/23
(Call 04/25/23)(a)	2,484	2,533,941
Series K045, Class A1, 2.49%, 11/25/24 (Call 11/25/24)	2,215	2,233,574
Series K048, Class A2, 3.28%, 06/25/25
(Call 06/25/25)(a)	1,347	1,407,153
Series K722, Class A2, 2.41%, 03/25/23
(Call 03/25/23)	1,700	1,718,037
Series K725, Class A1, 2.67%, 05/25/23
(Call 07/25/22)	198	199,752

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K027, Class A2, 2.64%, 01/25/23
(Call 01/25/23)	$2,358	$2,385,537
Series K033, Class A2, 3.06%, 07/25/23
(Call 07/25/23)(a)	2,000	2,043,923
Series K034, Class A2, 3.53%, 07/25/23
(Call 07/25/23)(a)	1,250	1,286,870
Series K036, Class A2, 3.53%, 10/25/23
(Call 10/25/23)(a)	500	514,740
Series K037, Class A2, 3.49%, 01/25/24
(Call 01/25/24)	5,000	5,160,833
Series K049, Class A2, 3.01%, 07/25/25
(Call 07/25/25)	1,129	1,171,289
Series K051, Class A2, 3.31%, 09/25/25
(Call 09/25/25)	1,622	1,701,480
Series K053, Class A2, 3.00%, 12/25/25
(Call 12/25/25)	1,000	1,039,788
Series K067, Class A1, 2.90%, 03/25/27
(Call 03/25/27)	3,422	3,512,490
Series K-1512, Class A2, 2.99%, 05/25/31
(Call 05/25/31)	460	489,746
Series K-1512, Class A3, 3.06%, 04/25/34
(Call 04/25/34)	450	473,527
Series K724, Class A2, 3.06%, 11/25/23
(Call 11/25/23)(a)	1,500	1,533,778
Series K729, Class A1, 2.95%, 02/25/24
(Call 02/25/24)	768	776,680
Uniform Mortgage-Backed Securities
1.50%, 02/17/37(m)	94,776	93,263,657
2.00%, 10/01/35	12,197	12,281,307
2.00%, 12/01/35	7,779	7,827,781
2.00%, 02/01/36	24,828	24,997,642
2.00%, 03/01/36	6,806	6,846,021
2.00%, 04/01/36	14,625	14,710,073
2.00%, 07/01/36	8,721	8,770,517
2.00%, 01/01/37	7,519	7,565,560
2.00%, 02/17/37(m)	19,470	19,560,885
2.50%, 07/01/28	517	529,077
2.50%, 12/01/29	130	133,376
2.50%, 03/01/30	63	64,884
2.50%, 07/01/30	79	81,627
2.50%, 08/01/30	231	236,621
2.50%, 12/01/30	39	40,385
2.50%, 01/01/31	31	31,859
2.50%, 08/01/31	931	955,372
2.50%, 09/01/31	679	696,219
2.50%, 10/01/31	3,518	3,604,462
2.50%, 12/01/31	1,078	1,104,912
2.50%, 01/01/32	4,759	4,877,267
2.50%, 02/01/32	867	889,025
2.50%, 03/01/32	805	824,547
2.50%, 04/01/32	5,915	6,064,227
2.50%, 07/01/32	6,728	6,900,706
2.50%, 10/01/32	121	123,600
2.50%, 01/01/33	1,016	1,040,751
2.50%, 07/01/35	8,336	8,545,830
2.50%, 10/01/35	16,844	17,256,016
2.50%, 03/01/36	1,824	1,874,967
3.00%, 10/01/27	40	41,824
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/28	$204	$211,482
3.00%, 11/01/28	201	208,417
3.00%, 03/01/30	3,966	4,104,269
3.00%, 04/01/30	89	92,142
3.00%, 07/01/30	59	60,894
3.00%, 08/01/30	206	213,105
3.00%, 09/01/30	320	331,781
3.00%, 10/01/30	168	174,312
3.00%, 11/01/30	39	39,928
3.00%, 12/01/30	142	147,722
3.00%, 01/01/31	1,991	2,066,329
3.00%, 02/01/31	1,002	1,040,467
3.00%, 03/01/31	221	229,192
3.00%, 04/01/31	101	105,185
3.00%, 06/01/31	605	628,023
3.00%, 07/01/31	697	725,287
3.00%, 09/01/31	190	197,066
3.00%, 10/01/31	42	43,580
3.00%, 01/01/32	675	701,939
3.00%, 02/01/32	2,156	2,241,775
3.00%, 03/01/32	196	203,806
3.00%, 06/01/32	636	659,439
3.00%, 08/01/32	403	419,360
3.00%, 11/01/32	636	662,595
3.00%, 12/01/32	1,049	1,089,745
3.00%, 02/01/33	717	746,412
3.00%, 10/01/33	755	782,236
3.00%, 07/01/34	342	353,558
3.00%, 09/01/34	3,867	4,022,782
3.00%, 11/01/34	538	558,842
3.00%, 12/01/34	4,528	4,688,499
3.50%, 01/01/27	8	8,397
3.50%, 12/01/29	16	16,426
3.50%, 07/01/30	174	182,579
3.50%, 10/01/30	80	84,019
3.50%, 11/01/30	9	9,452
3.50%, 03/01/31	104	109,973
3.50%, 06/01/31	182	191,728
3.50%, 01/01/32	94	99,115
3.50%, 05/01/32	148	156,003
3.50%, 06/01/32	178	187,367
3.50%, 07/01/32	52	55,088
3.50%, 08/01/32	47	48,918
3.50%, 09/01/32	314	328,851
3.50%, 10/01/32	47	49,507
3.50%, 11/01/32	35	36,260
3.50%, 03/01/33	489	515,990
3.50%, 04/01/33	657	690,561
3.50%, 05/01/33	392	413,772
3.50%, 06/01/33	713	747,733
3.50%, 02/01/34	5,261	5,559,162
3.50%, 07/01/34	1,219	1,274,076
3.50%, 08/01/34	718	753,188
3.50%, 01/01/35	517	543,790
4.00%, 07/01/29	91	94,944
4.00%, 07/01/32	294	308,266
4.00%, 05/01/33	323	339,203
4.00%, 06/01/33	150	157,994
4.00%, 07/01/33	98	103,120

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/33	$828	$868,869
		476,052,177
U.S. Government Agency Obligations — 1.1%
Federal Farm Credit Banks Funding Corp., 1.85%,
07/26/24	35	35,390
Federal Home Loan Banks
1.50%, 08/15/24	260	261,326
2.13%, 06/10/22	600	603,774
2.13%, 06/09/23	300	304,203
3.00%, 12/09/22	3,724	3,794,644
3.38%, 09/08/23	1,105	1,144,758
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	615	613,985
0.25%, 08/24/23	10,000	9,870,100
0.25%, 12/04/23	2,470	2,429,048
2.75%, 06/19/23	4,195	4,296,351
Federal National Mortgage Association
0.25%, 07/10/23	15,000	14,830,650
0.50%, 06/17/25	13,000	12,586,990
0.63%, 04/22/25	200	194,888
1.75%, 07/02/24	6,850	6,919,185
1.88%, 04/05/22	1,500	1,504,215
2.00%, 10/05/22	1,800	1,816,902
2.25%, 04/12/22	525	527,016
2.38%, 01/19/23	2,610	2,648,994
2.50%, 02/05/24	705	723,245
2.63%, 09/06/24	2,550	2,636,063
2.88%, 09/12/23	800	822,824
		68,564,551
U.S. Government Obligations — 46.6%
U.S. Treasury Note/Bond
0.13%, 02/28/23	55,900	55,474,199
0.13%, 03/31/23	50,000	49,562,500
0.13%, 05/15/23	4,900	4,849,469
0.13%, 06/30/23	32,700	32,304,024
0.13%, 07/15/23	15,200	15,005,844
0.13%, 08/15/23	11,200	11,042,937
0.13%, 09/15/23	71,600	70,523,203
0.13%, 10/15/23	5,000	4,917,773
0.13%, 12/15/23	21,800	21,388,695
0.13%, 01/15/24	38,100	37,333,535
0.25%, 06/15/23	34,000	33,670,625
0.25%, 09/30/23(d)	39,450	38,919,891
0.25%, 11/15/23	4,250	4,184,424
0.25%, 03/15/24	101,100	99,054,305
0.25%, 06/15/24	29,900	29,185,203
0.25%, 05/31/25	20,000	19,225,000
0.25%, 09/30/25	22,400	21,413,000
0.25%, 10/31/25	4,700	4,485,930
0.38%, 04/15/24	32,000	31,407,500
0.38%, 07/15/24	35,000	34,237,110
0.38%, 08/15/24	31,500	30,774,024
0.38%, 09/15/24	270,000	263,482,033
0.38%, 04/30/25	3,100	2,996,586
0.38%, 12/31/25	22,200	21,232,219
0.50%, 03/15/23	12,300	12,252,434
0.50%, 03/31/25	30,800	29,933,750
0.50%, 02/28/26	43,000	41,212,812
0.63%, 10/15/24	32,900	32,285,695
Security	Par (000)	Value

U.S. Government Obligations (continued)
0.63%, 07/31/26	$29,850	$28,607,027
0.75%, 11/15/24	71,700	70,518,071
0.75%, 03/31/26	20,000	19,346,875
0.75%, 05/31/26	54,100	52,227,633
0.75%, 08/31/26	47,500	45,737,305
0.88%, 06/30/26	48,800	47,332,188
0.88%, 09/30/26	296,050	286,405,248
1.00%, 12/15/24	78,200	77,405,781
1.13%, 01/15/25	40,000	39,706,250
1.13%, 02/28/25	8,000	7,934,375
1.13%, 10/31/26	22,800	22,297,687
1.25%, 07/31/23	30,500	30,602,461
1.25%, 08/31/24	3,200	3,195,000
1.25%, 11/30/26	80,000	78,693,750
1.25%, 12/31/26(d)	16,950	16,663,969
1.38%, 06/30/23	4,000	4,021,094
1.38%, 08/31/23	41,500	41,707,500
1.38%, 09/30/23	36,300	36,477,246
1.38%, 01/31/25	9,000	8,996,484
1.50%, 02/28/23	44,800	45,111,500
1.50%, 03/31/23	2,000	2,014,531
1.50%, 09/30/24	11,500	11,551,211
1.50%, 10/31/24	15,000	15,060,937
1.50%, 11/30/24	19,230	19,305,117
1.50%, 01/31/27	26,000	25,861,875
1.63%, 04/30/23	25,000	25,216,797
1.63%, 05/31/23	11,800	11,905,094
1.63%, 02/15/26	35,000	35,112,110
1.63%, 10/31/26	30,000	30,046,875
1.75%, 05/15/23	16,000	16,163,750
1.75%, 06/30/24	16,500	16,684,336
1.75%, 12/31/24	19,000	19,201,875
1.88%, 08/31/24	19,800	20,084,625
2.00%, 02/15/23	19,800	20,037,445
2.00%, 04/30/24	34,500	35,082,187
2.00%, 06/30/24	14,000	14,241,719
2.00%, 02/15/25	27,500	27,987,695
2.00%, 08/15/25	7,600	7,732,406
2.13%, 11/30/23	700	712,441
2.13%, 02/29/24	22,500	22,927,149
2.13%, 03/31/24(d)	23,000	23,434,844
2.13%, 07/31/24	13,900	14,187,774
2.13%, 09/30/24	15,000	15,312,891
2.13%, 11/30/24	7,800	7,964,531
2.13%, 05/15/25	2,000	2,043,906
2.25%, 12/31/23	8,350	8,520,914
2.25%, 01/31/24	23,000	23,487,852
2.25%, 04/30/24	17,600	17,993,250
2.25%, 10/31/24	7,200	7,375,500
2.25%, 11/15/24	19,600	20,080,812
2.25%, 12/31/24	4,000	4,100,313
2.25%, 11/15/25	10,000	10,268,750
2.38%, 02/29/24(d)	19,000	19,458,672
2.38%, 08/15/24	23,400	24,027,047
2.38%, 04/30/26	2,000	2,065,938
2.50%, 03/31/23	8,000	8,149,688
2.50%, 08/15/23	12,000	12,267,656
2.50%, 01/31/24	16,500	16,929,902
2.50%, 05/15/24	16,700	17,168,383
2.50%, 01/31/25	9,300	9,604,430

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

U.S. Government Obligations (continued)
2.63%, 02/28/23	$5,500		$5,604,844
2.63%, 06/30/23	8,750		8,950,635
2.63%, 12/31/23	2,000		2,054,922
2.63%, 03/31/25	5,250		5,446,055
2.63%, 01/31/26	13,000		13,544,375
2.75%, 04/30/23	26,100		26,690,309
2.75%, 05/31/23	9,200		9,418,859
2.75%, 07/31/23	16,500		16,922,812
2.75%, 08/31/23	12,000		12,314,531
2.75%, 02/28/25	12,450		12,955,781
2.75%, 06/30/25	14,000		14,600,469
2.75%, 08/31/25	12,000		12,525,938
2.88%, 09/30/23(d)	14,200		14,617,680
2.88%, 10/31/23	4,800		4,945,875
2.88%, 11/30/23	9,900		10,210,535
2.88%, 04/30/25	22,100		23,110,039
2.88%, 05/31/25	35,000		36,616,016
2.88%, 07/31/25	6,000		6,286,875
3.00%, 10/31/25	8,000		8,431,875
6.88%, 08/15/25	4,300		5,098,188
7.13%, 02/15/23	6,500		6,915,898
7.50%, 11/15/24	11,500		13,443,320
			2,927,421,223
Total U.S. Government & Agency Obligations — 55.3%
(Cost: $3,513,146,520)			3,472,037,951

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(h)	16		—

Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	1		3,048

Health Care Technology — 0.0%
Quincy Health LLC(h)	1		10,357

Metals & Mining — 0.0%
Foresight Energy LLC(h)	0	(n)	—

Total Common Stocks — 0.0%
(Cost $250,019)			13,405

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(h)	0	(n)	—

Total Preferred Stocks — 0.0%
(Cost $97)			—

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)	0	(n)	—

Total Warrants — 0.0%
(Cost $0)			—

Security	Shares/ Par (000)	Value

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.00%(o)(p)(q)	188,054	$188,110,792
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(o)(p)(r)	99,758	99,757,972
		287,868,764
Total Short-Term Investments — 4.6%
(Cost: $287,848,546)		287,868,764

Total Investments Before TBA Sales Commitments — 103.9%
(Cost: $6,602,458,907)		6,520,612,716

TBA Sales Commitments(m)

Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities
1.50%, 02/17/37	$(3,950)	(3,886,970)
2.00%, 02/17/22	(4,078)	(4,097,036)
		(7,984,006)
Total TBA Sales Commitments — (0.1)%
(Proceeds: $(7,991,208))		(7,984,006)

Total Investments, Net of TBA Sales Commitments — 103.8%
(Cost: $6,594,467,699)		6,512,628,710

Other Assets, Less Liabilities — (3.8)%		(239,100,011)

Net Assets — 100.0%		$6,273,528,699

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	All or a portion of this security is on loan.

(e)	Perpetual security with no stated maturity date.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(i)	U.S. dollar denominated security issued by foreign domiciled entity.

(j)	Zero-coupon bond.

(k)	Issuer filed for bankruptcy and/or is in default.

(l)	Non-income producing security.

(m)	Represents or includes a TBA transaction.

(n)	Rounds to less than 1,000.

(o)	Affiliate of the Fund.

(p)	Annualized 7-day yield as of period end.

(q)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$209,694,244	$—	$(21,541,092	)(a)	$(21,829)	$(20,531)	$188,110,792	188,054	$66,354		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	436,729,815	—	(336,971,843	)(a)	—	—	99,757,972	99,758	103,417	(b)	—
					$(21,829)	$(20,531)	$287,868,764		$169,771		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$36,304,772	$—	$36,304,772
Collaterized Mortgage Obligations	—	94,786,019	—	94,786,019
Corporate Bonds & Notes	—	2,219,118,674	—	2,219,118,674
Foreign Government Obligations	—	409,360,099	—	409,360,099
Municipal Debt Obligations	—	1,123,032	—	1,123,032
U.S. Government & Agency Obligations	—	3,472,037,951	—	3,472,037,951
Common Stocks	3,048	—	10,357	13,405
Preferred Stocks	—	—	—	—
Warrants	—	—	—	—
Money Market Funds.	287,868,764	—	—	287,868,764
	287,871,812	6,232,730,547	10,357	6,520,612,716
Liabilities
TBA Sales Commitments	—	(7,984,006)	—	(7,984,006)
	$287,871,812	$6,224,746,541	$10,357	$6,512,628,710

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
January 31, 2022

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust